As filed with the Securities and Exchange Commission on April 18, 2005

                                                   REGISTRATION NO. 333-_______

================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                           --------------------------

                                    FORM N-14
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         PRE-EFFECTIVE AMENDMENT NO. ___

                        POST-EFFECTIVE AMENDMENT NO. ___

                        (Check appropriate box or boxes)

                           --------------------------

                                   LKCM FUNDS
               (Exact Name of Registrant as Specified in Charter)
                         301 Commerce Street, Suite 1600
                             Fort Worth, Texas 76102
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (817) 332-3235


                                    Copy to:
                              ROBERT J. ZUTZ, ESQ.
                   Kirkpatrick & Lockhart Nicholson Graham LLP
                          1800 Massachusetts Avenue, NW
                              Washington, DC 20036

                       -----------------------------------


          For the new shares of LKCM Funds, the approximate date of proposed public offering is as soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended. The public offering of shares of Registrant's series is ongoing. The title of securities being registered is shares of beneficial interest.

          It is proposed that this filing will go effective on the 30th day after filing pursuant to Rule 488 under the Securities Act of 1933.

         No filing fee is due because of Registrant's reliance on Section 24(f) of the Investment Company Act of 1940.

                                   LKCM FUNDS
                                    FORM N-14

                 CONTENTS OF REGISTRATION STATEMENT ON FORM N-14


         This Registration Statement consists of the following papers and documents:

Cover Sheet

Contents of Registration Statement on Form N-14

Letter to Shareholders

Notice of Special Meeting

Part A - Prospectus and Proxy Statement

Part B - Statement of Additional Information

Part C - Other Information

Signature Page

Exhibit Index

Exhibits

                             THE AQUINAS FUNDS, INC.
                             5310 Harvest Hill Road
                                    Suite 248
                               Dallas, Texas 75230


April __, 2005


Dear Shareholder:

We are pleased to announce that The Aquinas Funds, Inc. (the "Aquinas Funds") is proposing to combine with LKCM Funds, which is managed by Luther King Capital Management Corporation ("LKCM Corporation"), an investment advisory firm also located in Texas. In today's competitive environment, we are confident that this combination will benefit the Aquinas Funds and their shareholders.

Each individual fund of the Aquinas Funds will be combined with a newly created corresponding fund of LKCM Funds. The new funds will be known as LKCM Aquinas Value Fund, LKCM Aquinas Growth Fund, LKCM Aquinas Small Cap Fund and LKCM Aquinas Fixed Income Fund. LKCM Corporation will serve as the investment adviser to the new funds and will continue to follow our policy of investing in socially responsible investments. LKCM Corporation has managed assets for foundations, employee benefit plans, endowment funds and high net-worth individuals since 1979 and mutual funds since 1994. As of December 31, 2004, LKCM Corporation had in excess of $5.4 billion in assets under management.

The enclosed Combined Proxy Statement and Prospectus seeks your approval of the proposed combination of the Aquinas Funds with LKCM Funds pursuant to an
Agreement and Plan of Conversion and Termination. As a result of the combination, shareholders will benefit from lower fees and expenses (before and after the effects of waivers). Further, the combination will not directly result in any tax consequences or changes in account values for shareholders. The Combined Proxy Statement and Prospectus describes the proposed combination and compares, among other things, the investment objectives and strategies and operating expenses of the new funds of LKCM Funds and the existing funds of the Aquinas Funds. You should review the enclosed materials carefully.

After carefully studying the merits of the proposal, the Board of Directors of the Aquinas Funds has determined that the proposed combination is in the best interests of each Aquinas Fund and its shareholders. They recommend that you vote "FOR" the proposal discussed in the materials.

You and your fellow shareholders are being asked to approve the proposal at a Special Meeting of Shareholders to be held at 5310 HARVEST HILL ROAD, SUITE 248, DALLAS, TEXAS on June 16, 2005. A proxy card is enclosed for use at the Special Meeting. This card represents shares you held as of the record date, April 15, 2005. IT IS IMPORTANT THAT YOU COMPLETE, SIGN, AND RETURN YOUR PROXY CARD IN THE ENVELOPE PROVIDED AS SOON AS POSSIBLE. PLEASE READ THE ENCLOSED PROXY MATERIALS CAREFULLY BEFORE YOU VOTE. IT CONTAINS INFORMATION IMPORTANT FOR YOUR DECISION-MAKING PROCESS.


Sincerely,

/s/ ____________________
     Frank Rauscher
     President

Q.   WHAT IS THIS DOCUMENT AND WHY ARE WE SENDING IT TO YOU?

A. This document is a proxy statement for the Aquinas Funds and a prospectus for the new funds of LKCM Funds. This Combined Proxy Statement and Prospectus contains information the Aquinas Funds' shareholders should know before voting on the proposed reorganization of the existing funds of the Aquinas Funds into the new series of LKCM Funds. It should be retained for future reference.

Q.   WHAT ARE THE PROPOSED REORGANIZATIONS?

A. The Aquinas Funds has entered into an Agreement and Plan of Conversion and Termination ("Agreement") with LKCM Funds and LKCM Corporation. Under the Agreement, each existing fund of the Aquinas Funds would be reorganized into a corresponding new fund of LKCM Funds. Each new fund would have similar investment objectives and principal investment strategies to that of each corresponding existing funds of the Aquinas Funds. The Board of Directors of the Aquinas Funds has approved the Agreement. As shareholders of the Aquinas Funds, you are now being asked to approve the Agreement. If approved, and if certain other conditions are met, shares of each existing Fund of the Aquinas Funds will be exchanged for the corresponding shares of each new fund of LKCM Funds.

Q.   WHO WILL MANAGE THE NEW LKCM FUNDS?

A. LKCM Corporation would replace Aquinas Investment Advisers, Inc. as the investment adviser. LKCM Corporation will follow our Catholic values investment philosophy and practices relating to socially responsible investing. In addition, LKCM Corporation has experience managing accounts for clients based on a similar philosophy.

Q.   HOW WILL THIS AFFECT ME AS A SHAREHOLDER?

A. You will become a shareholder of the corresponding new fund of LKCM Funds. There will be no sales charges or redemption fees applied in connection with the proposed reorganizations. THE NEW SHARES THAT YOU RECEIVE WILL HAVE A TOTAL NET ASSET VALUE EQUAL TO THE TOTAL NET ASSET VALUE OF THE SHARES YOU HOLD IN THE AQUINAS FUNDS AS OF THE CLOSING DATE OF THE PROPOSED REORGANIZATIONS.

Q.   WILL THE EXPENSES OF THE NEW LKCM FUNDS INCREASE?

A. One of the benefits of the proposed reorganizations is that the new funds will have lower total annual operating expenses than the existing funds.

Q.   WILL THE PROPOSED REORGANIZATIONS RESULT IN ANY TAXES?

A. We expect that neither the Aquinas Funds nor its shareholders will recognize any gain or loss for federal income tax purposes as a direct result of the proposed reorganizations. However, it is expected that some or a substantial portion of the assets transferred to the new funds from the existing Aquinas Funds may be sold, which may result in the recognition of net gain that would be taxable to one or more shareholders when distributed to them.

Q.   HOW DOES THE AQUINAS FUNDS' BOARD OF DIRECTORS RECOMMEND THAT I VOTE?

A.   The  Board  unanimously   recommends  that  you  vote  "FOR"  the  proposed
reorganizations.

Q.   WHO IS PAYING THE COSTS OF THE PROPOSED REORGANIZATIONS?

A. LKCM Corporation has agreed to pay the costs associated with the proposed reorganizations. The Aquinas Funds will not bear any of these costs.

Q.   HOW DO I CONTACT YOU?

A. If you have any questions about the proposal or the proxy card, please call the Aquinas Funds, toll-free at 1-877-278-4627.

                                  PLEASE VOTE.
            YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN.

                             THE AQUINAS FUNDS, INC.
                               AQUINAS VALUE FUND
                               AQUINAS GROWTH FUND
                             AQUINAS SMALL-CAP FUND
                            AQUINAS FIXED INCOME FUND

                             5310 Harvest Hill Road
                                    Suite 248
                               Dallas, Texas 75230


                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                           TO BE HELD ON JUNE 16, 2005

To the shareholders of each series of The Aquinas Funds, Inc. (the "Aquinas Funds") listed above:

     We cordially invite you to attend our Special Meeting to:

     1. For the shareholder of each series of The Aquinas Funds, voting separately, consider and act upon a proposal to approve an Agreement and Plan of Conversion and Termination (the "Agreement") among the Aquinas Funds, LKCM Funds and Luther King Capital Management Corporation, and the transactions contemplated therein, including: (a) the transfer of all the assets of each series of the Aquinas Funds to, and the assumption of all the liabilities of each series of the Aquinas Funds by, a corresponding series of LKCM Funds as provided below; (b) the issuance of shares by each such series of LKCM Funds having a net asset value equal to the value of such assets less the amount of such liabilities; (c) the PRO RATA distribution of those shares to all shareholders of the transferor series of the Aquinas Funds; and (d) the termination of the Aquinas Funds.

     Aquinas Funds                       LKCM Funds
     -------------                       ----------

     Aquinas Value Fund                  LKCM Aquinas Value Fund

     Aquinas Growth Fund                 LKCM Aquinas Growth Fund

     Aquinas Small-Cap Fund              LKCM Aquinas Small Cap Fund

     Aquinas Fixed Income Fund           LKCM Aquinas Fixed Income Fund

     2. Transact any other business, not currently contemplated, that may properly come before the Special Meeting, in the discretion of the proxies or their substitutes.

     We are holding the Special Meeting at 5310 HARVEST HILL ROAD, SUITE 248, DALLAS, TEXAS on JUNE 16, 2005, at 10:00 A.M., Central Time.

     Shareholders of record as of the close of business on APRIL 15, 2005 are entitled to notice of, and to vote at, the Special Meeting or any adjournment of the Special Meeting.

     We request that you execute and return promptly in the enclosed envelope the accompanying proxy, which is being solicited by the Board of Directors of the Aquinas Funds. Your vote is important for the purpose of ensuring a quorum at the Special Meeting. You may revoke your proxy at any time before it is exercised by executing and submitting a revised proxy, by giving written notice of revocation to the Secretary of the Aquinas Funds or by voting in person at the Special Meeting.

     Sincerely,


     ---------------
     Richard Lenart
     Secretary

                             THE AQUINAS FUNDS, INC.
                             -----------------------
                               AQUINAS VALUE FUND
                               AQUINAS GROWTH FUND
                             AQUINAS SMALL-CAP FUND
                            AQUINAS FIXED INCOME FUND

                             5310 Harvest Hill Road
                                    Suite 248
                               Dallas, Texas 75230
                                 1-877-278-4627

                                   LKCM FUNDS
                                   ----------
                             LKCM AQUINAS VALUE FUND
                            LKCM AQUINAS GROWTH FUND
                           LKCM AQUINAS SMALL CAP FUND
                         LKCM AQUINAS FIXED INCOME FUND

                               301 Commerce Street
                                   Suite 1600
                             Fort Worth, Texas 76102
                                 1-800-688-5526

                     COMBINED PROXY STATEMENT AND PROSPECTUS

     This  Combined  Proxy  Statement  and  Prospectus  (the   "Prospectus/Proxy
Statement") is furnished with respect to the solicitation of proxies by the Board of Directors of The Aquinas Funds, Inc. (the "Aquinas Funds"), on behalf of its series, Aquinas Value Fund, Aquinas Growth Fund, Aquinas Small-Cap Fund and Aquinas Fixed Income Fund (each an "Old Fund"), in connection with the Special Meeting of Shareholders (the "Meeting") to be held at 5310 Harvest Hill Road, Suite 248, Dallas, Texas on June 16, 2005 at 10:00 a.m. Central Time. At the Meeting, shareholders will be asked to consider and approve the Agreement and Plan of Conversion and Termination (the "Agreement") between the Aquinas Funds, LKCM Funds, a Delaware statutory trust, and Luther King Capital Management Corporation (the "Adviser"). The Agreement, if approved by shareholders, would reorganize the Aquinas Funds into the four corresponding series of LKCM Funds listed below (each a "New Fund"). Specifically, the Agreement provides for the transactions necessary to effect the reorganization, including: (a) the transfer of all the assets of each Old Fund to, and the assumption of all the liabilities of each Old Fund by, a corresponding New Fund;
(b) the issuance of shares by each New Fund having a net asset value equal to the value of such assets less the amount of such liabilities; (c) the PRO RATA distribution of those shares to all shareholders of the corresponding Old Fund; and (d) the termination of the Aquinas Funds.

Aquinas Funds       Reorganize into  LKCM Funds
-------------       ---------------  ----------

Aquinas Value Fund                   LKCM Aquinas Value Fund (LKCM Value Fund)

Aquinas Growth Fund                  LKCM Aquinas Growth Fund (LKCM Growth
                                     Fund)

Aquinas Small-Cap Fund               LKCM Aquinas Small Cap Fund (LKCM Small
                                     Cap Fund)

Aquinas Fixed Income Fund            LKCM Aquinas Fixed Income Fund (LKCM Fixed
                                     Income Fund)

     The Aquinas Funds and LKCM Funds are open-end management investment companies. Each New Fund has similar investment policies, objectives and strategies as the corresponding Old Fund.

     The Prospectus/Proxy Statement sets forth the information that you should know before voting on the Agreement. It is both the proxy statement for the Aquinas Funds and the prospectus of LKCM Funds. You should read and retain this Prospectus/Proxy Statement for future reference. The date of the Prospectus is ______, 2005. A Statement of Additional Information, dated ________, 2005, is incorporated herein by reference, and is available upon request, without charge, by calling 1-800-688-LKCM.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

NO  PERSON  HAS  BEEN  AUTHORIZED  TO  GIVE  ANY  INFORMATION  OR  TO  MAKE  ANY
REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THE PROSPECTUS/PROXY STATEMENT AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE AQUINAS FUNDS OR LKCM FUNDS.

                                TABLE OF CONTENTS



SUMMARY......................................................................1
   ABOUT THE REORGANIZATIONS.................................................1
   BOARD CONSIDERATIONS......................................................1
   REASONS FOR THE REORGANIZATIONS...........................................2
   FEDERAL INCOME TAX CONSEQUENCES...........................................2
   COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES..........................2
   COMPARISON OF INVESTMENT RESTRICTIONS AND LIMITATIONS.....................4
   PRINCIPAL INVESTMENT STRATEGIES...........................................7
   OTHER INVESTMENT POLICIES.................................................8
   PRINCIPAL RISKS OF INVESTING..............................................9
   COMPARISON OF FEES.......................................................11
   SHAREHOLDER FEES (fees paid directly from your investment)...............11
   ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets) ..............................................................11
   EXPENSE EXAMPLE..........................................................13
   PERFORMANCE INFORMATION..................................................13
   COMPARISON OF DISTRIBUTION, PURCHASE, EXCHANGE AND REDEMPTION
      PROCEDURES............................................................13
OTHER INFORMATION ABOUT THE NEW FUNDS.......................................15
   INVESTMENT ADVISER.......................................................15
   PORTFOLIO MANAGERS.......................................................15
   VALUATION OF SHARES......................................................16
   DIVIDENDS AND OTHER DISTRIBUTIONS........................................17
   TAXES....................................................................17
   MARKET TIMING POLICY.....................................................19
INFORMATION ABOUT THE REORGANIZATIONS.......................................20
   SHARE PURCHASE AGREEMENT.................................................20
   DESCRIPTION OF THE REORGANIZATIONS.......................................20
   BOARD CONSIDERATIONS.....................................................21
   FORM OF ORGANIZATION AND SHAREHOLDER RIGHTS..............................22
   CAPITALIZATION...........................................................22
   FEDERAL INCOME TAX CONSEQUENCES..........................................24
VOTING INFORMATION..........................................................25
   REQUIRED VOTE............................................................25
   RECORD DATE, QUORUM, TABULATION AND ADJOURNMENT..........................25
   SOLICITATION OF PROXIES..................................................25
   REVOCATION OF PROXIES....................................................26
OTHER INFORMATION...........................................................27
   LEGAL MATTERS............................................................27
   OTHER BUSINESS...........................................................27
   ADDITIONAL INFORMATION...................................................27

APPENDIX A.................................................................A-1
APPENDIX B.................................................................B-1
APPENDIX C.................................................................C-1
APPENDIX D.................................................................D-1

                                     SUMMARY

     The following is a summary of certain information relating to the proposed transactions and is qualified in its entirety by reference to the more complete information contained elsewhere in the Prospectus/Proxy Statement and the attached Appendices.

ABOUT THE REORGANIZATIONS

     The Board of Directors of the Aquinas Funds, including all the directors who are not "interested persons" within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the "1940 Act") of either the Aquinas Funds or LKCM Funds, proposes that each Old Fund convert into a corresponding New Fund, and that each Old Fund shareholder become a shareholder of the corresponding New Fund. The consummation of each reorganization is contingent on the consummation of each other reorganization.

     Each reorganization will have three primary steps:

     * First, if the shareholders of an Old Fund approve the Agreement, then that Old Fund will transfer all of its assets to the corresponding New Fund in exchange solely for voting shares of that corresponding New Fund and that corresponding New Fund's assumption of all that Old Fund's liabilities;

     * Second, each shareholder of that Old Fund will receive a PRO RATA distribution of its corresponding New Fund's shares; and

     *    Third, that Old Fund will subsequently terminate.

     Approval of the Agreement with respect to an Old Fund will constitute approval of the transfer of its assets, the assumption of its liabilities, the distribution of shares and its termination. The shares of each New Fund issued in the reorganization will have an aggregate net asset value equal to the net value of the assets of the Old Fund transferred to the corresponding New Fund. The value of each New Fund shareholder's account with the corresponding New Fund immediately after the reorganizations will be the same as the value of such shareholder's account with the Old Fund immediately prior to the reorganization. No sales charge or fee of any kind will be charged to New Fund's shareholders in connection with the reorganizations.

BOARD CONSIDERATIONS

     Based upon its evaluation of the relevant information presented to them, and in light of its fiduciary duties under federal and state law, the Board of Directors of the Aquinas Funds (the "Aquinas Board") has determined that the reorganizations are in the best interests of the Aquinas Funds and its shareholders, and that the interests of existing shareholders of the Aquinas Funds will not be diluted as a result of the reorganizations.

REASONS FOR THE REORGANIZATIONS

     In approving the reorganizations, the Aquinas Board considered, among other things, that:

          * each New Fund would have similar investment objectives to that of the corresponding Old Fund;

          * Luther King Capital Management Corporation, the adviser to LKCM Funds (the "Adviser"), would continue to follow the Aquinas Funds' Catholic values investment philosophy and practices relating to investing in socially responsible companies;

          * each New Fund is projected to have a lower expense ratio than the corresponding Old Fund;

          *    the  past   performance  of  accounts   managed  by  the  Adviser
               demonstrates that it has the expertise and personnel to manage effectively the New Funds;

          * the shareholders' interests would not be diluted as a result of the reorganizations; and

          *    the reorganizations are expected to be tax-free transactions.

FEDERAL INCOME TAX CONSEQUENCES

     The Old Funds and their shareholders will not recognize any gain or loss for federal income tax purposes as a direct result of the reorganizations, and the New Funds will not recognize any gain or loss for federal tax purposes on their issuance of shares in connection with the reorganizations.

COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

     Each New Fund has been created as a shell series of LKCM Funds solely for the purpose of the reorganizations and will not conduct any investment operations until the closing of the reorganizations. The Adviser and Aquinas Investment Advisers, Inc., the Aquinas Funds' investment adviser, have reviewed each Old Fund's current portfolio holdings and determined that those holdings generally are compatible with the corresponding New Fund's investment objective and policies. As a result, both of those advisers believe, with respect to each reorganization, that, if the reorganization is approved, all or substantially all of the participating Old Fund's assets could be transferred to and held by the corresponding New Fund. However, the portfolio manager of each New Fund may determine to sell some or a substantial portion of the assets of each Old Fund after the completion of each reorganization.

     LKCM VALUE FUND AND AQUINAS VALUE FUND. The investment objective of LKCM Value Fund is substantially similar to that of the Aquinas Value Fund. The former seeks to maximize long-term capital appreciation, while the latter seeks long-term growth using the value style.

     The portfolio manager for the Aquinas Value Fund focuses on stocks with low price/earnings ratios that the manager considers to be undervalued. The portfolio manager selects securities based on various financial and fundamental criteria, including strong balance sheets and high profitability. Although the Fund may purchase stock of companies of all sizes, it mainly invests in companies with market capitalizations exceeding $3 billion at the time of purchase.

     The portfolio manager for LKCM Value Fund focuses on investments that the manager believes to be undervalued relative to a company's earnings growth rate. The portfolio manager selects securities that generally have below average price-earnings ratios, low price to cash flow characteristics, attractive dividend yields and/or lower price to book value ratios than the overall market. The Fund invests in equity securities including common stocks, preferred stocks, securities convertible into common stocks, rights and warrants. The Fund also may invest in companies with undervalued assets such as natural resource reserves, real estate or intellectual property rights. The Fund may invest in companies with any size market capitalization.

     LKCM GROWTH FUND AND AQUINAS GROWTH FUND. The investment objective of LKCM Growth Fund is similar to that of the Aquinas Growth Fund. The former seeks to maximize long-term capital appreciation, while the latter seeks long-term capital growth using a growth style.

     The portfolio manager of the Aquinas Growth Fund focuses on those companies that the manager believes offer above average potential for growth in revenues, profits or cash flow. Dividends and interest income are not important considerations in investment selection. The Fund may invest in companies of all sizes.

     The portfolio manager for LKCM Growth Fund focuses on companies that the manager believes generally have consistently high profitability, strong balance sheets, prominent market share positions, above average growth in revenue and/or earnings, above average returns on shareholders' equity, under-leveraged balance sheets and potential for above average capital appreciation. The Fund invests in equity securities including common stocks, preferred stocks, securities convertible into common stocks, rights and warrants. The Fund may invest in companies of all sizes.

     LKCM SMALL CAP FUND AND AQUINAS SMALL CAP FUND. The investment objective of LKCM Small Cap Fund is substantially similar to that of the Aquinas Small-Cap Fund. The former seeks long-term capital appreciation, while the latter seeks capital appreciation. Both Funds invest at least 80% of net assets in small cap securities and must provide shareholders with at least 60 days' notice prior to changing this policy.

     The portfolio manager of the Aquinas Small-Cap Fund focuses on utilizing either a growth or value style of investing. The Aquinas Small-Cap Fund's invests in companies with market capitalizations of less than $3 billion

     The portfolio manager of LKCM Small Cap Fund focuses on companies that the manager believes generally have high profitability, strong balance sheets, prominent market share positions, above average growth in revenue and potential for above average capital appreciation. LKCM Small Cap Fund intends to invest in common stocks, preferred stocks, convertible securities, rights and warrants of companies with market capitalizations at the time of investment of less than $2 billion, LKCM Small Cap Fund also may invest in companies with undervalued assets such as natural resource reserves, real estate or intellectual property rights.

     LKCM FIXED INCOME FUND AND AQUINAS FIXED INCOME FUND. The investment objective of LKCM Fixed Income Fund is similar to that of the Aquinas Fixed Income Fund. The former seeks current income, while the latter seeks a high level of current income with reasonable opportunity for capital appreciation. Both Funds invest at least 80% of net assets in corporate and government fixed income securities, and must provide shareholders with at least 60 days' notice prior to changing this policy.

     The portfolio manager of the Aquinas Fixed Income Fund selects securities based on the issuer's credit strength as well as the security's effective duration and yield. The portfolio manager also seeks securities that are comparatively undervalued. The Fund may invest in mortgage-backed and asset-backed securities, securities convertible into common stock or which carry warrants or common stock purchase rights. The Fund may invest up to 5% of its net assets in illiquid securities and 10% in zero-coupon securities.

     The portfolio manager of the LKCM Fixed Income Fund select securities by focusing on factors such as price, yield, credit quality, yield to maturity, cash flow and other relevant factors. LKCM Fixed Income Fund invests in corporate, U.S. Government or agency bonds with short and intermediate effective maturities generally from one to ten years, and cash equivalent securities. The Fund also may invest in all types of domestic or U.S. dollar denominated foreign fixed-income securities in any proportion, private placements, zero-coupon securities and up to 15% of its net assets in illiquid securities.


COMPARISON OF INVESTMENT RESTRICTIONS AND LIMITATIONS

     There are certain differences highlighted in the table below between the Old Funds' and New Funds' investment restrictions and limitations, some of which may be fundamental or non-fundamental policies. Unless otherwise noted below, both the Old Funds and New Funds have similar fundamental investment restrictions pertaining to diversification, concentration, investments in real estate and commodities and issuance of senior securities. Each investment restriction and limitation for the Old Funds and the New Funds may be found in their respective Statements of Additional Information ("SAIs").


---------------------------------------------------------------------------------
             Aquinas Funds                             LKCM Funds
             -------------                             ----------
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
1. As a matter  of  fundamental  policy,  1.  As  a  matter  of   non-fundamental
no Old Fund may purchase  securities  on  policy,   no  New  Fund  may   purchase
margin,  participate  in a joint trading  securities   on  margin   (except   for
account   or   sell   securities   short  short-term    credits   necessary   for
(except    for    short-term     credits  clearance  of   transactions)  or  sell
necessary      for      clearance     of  securities short.
transactions).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
2. As a matter  of  fundamental  policy,  2. As a matter of  fundamental  policy, no Old  Fund may  borrow  money or issue  no New Fund may  borrow  money,  except
securities,   except  for  temporary  or  (i)   as  a   temporary   measure   for
emergency  purposes  from  banks,  in an  emergency    purposes   or,   (ii)   in
amount  not to  exceed  25% of the value  connection   with  reverse   repurchase
of the Fund's total assets.               agreements  that  in  combination  with
                                          amounts  borrowed  pursuant  to  clause
                                          (i) do not to  exceed  33  1/3%  of the
                                          New   Fund's    total    assets    less
                                          liabilities.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
3. As a matter  of  fundamental  policy,  3.  As  a  matter  of   non-fundamental
no Old Fund will  pledge or  hypothecate  policy,   no  New  Fund  will   pledge,
its assets,  except to secure borrowings  mortgage  or  hypothecate  any  of  its
for temporary or emergency purposes.      assets  to an  extent  greater  than 33
                                          1/3%  of  its  total   assets  at  fair
                                          market value.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
4. As a matter  of  fundamental  policy,  4. As a matter of  fundamental  policy, no Old Fund will make  loans  except (i)  no New Fund will make loans  except (i)
by purchasing  debt  securities from the  by   purchasing   debt   securities  or
issuer or  others,  which  are  publicly  repurchase  agreements  as permitted by distributed  or are  of a type  normally  their investment  policies,  or (ii) by
acquired  by  institutional   investors;  lending  its  portfolio  securities  to
(ii) repurchase agreements;  or (iii) by  certain   financial   institutions   as
lending    portfolio    securities    to  consistent  with   applicable   federal
unaffiliated   persons  who  are  deemed  laws and regulations.
creditworthy    if   such    loans   are
continuously secured by collateral,  and
only  up to  30%  of  the  Fund's  total
assets.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
5. As a matter  of  fundamental  policy,  5.  As  a  matter  of   non-fundamental
no Old Fund  will  purchase  or sell any  policy,  no  New  Fund  will  write  or
interest  in  any  oil,   gas  or  other  acquire  options or  interests  in oil,
mineral   exploration   or   development  gas or  other  mineral  exploration  or
program,   including  any  oil,  gas  or  development programs or leases.
mineral leases.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------


                                       5

---------------------------------------------------------------------------------
6.  As  a  matter   of   non-fundamental  6.    No    corresponding    investment
policy,  no Old  Fund  will  acquire  or  restriction.
retain   any   security   issued   by  a
company,  any  officer  or  director  of
which is an officer or  director  of the
Aquinas  Funds or an  officer,  director
or  other   affiliated   person  of  its
investment adviser.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
7.  As  a  matter   of   non-fundamental  7.    No    corresponding    investment
policy,  no Old Fund  will  invest  more  restriction.
than   5%  of  its   total   assets   in
securities   of  any  issuer   that  has
records  of less  than  three  years  of
continuous operation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
8.  As  a  matter   of   non-fundamental  8.  As  a  matter  of   non-fundamental
policy,  no Old  Fund's  investments  in  policy,  no New Fund's  investments  in illiquid  securities  will  exceed 5% of  illiquid  securities will exceed 15% of
the value of its net assets.              the value of its net assets.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
9.  As  a  matter   of   non-fundamental  9.    No    corresponding    investment
policy,    no   Old   Fund   will   make  restriction.
investments    for   the    purpose   of
exercising  control or management of any
company.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
10.  As  a  matter  of   non-fundamental  10.   No    corresponding    investment
policy,  no  Old  Fund's  investment  in  restriction.
warrants  will  exceed  5% of the  total
value of that Old Fund's net assets.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
11.  As  a  matter  of   non-fundamental  11.  As  a  matter  of  non-fundamental
policy,   no  Old  Fund  will   purchase  policy,  no New Fund will invest in any
securities    of    other     investment  investment company,  except by purchase
companies  except  as a plan of  merger,  in the  open  market  or in  connection
consolidation,     reorganization     or  with       mergers,       acquisitions,
acquisition of assets.                    consolidations  or otherwise  permitted
                                          under applicable federal laws.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
12. The  Aquinas  Fixed  Income Fund and  12.   The  New  Funds  may  enter  into
the  Aquinas  Small-Cap  Fund may  enter  futures contracts,  options, options on into  interest  rate swap  transactions,  futures and forward  currency  exchange
purchase  or  sell  futures   contracts,  contracts.
make margin  payments in connection with
futures   contracts   and   enter   into
forward  currency  exchange   contracts,
futures   contracts   and   options   on
futures contracts.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
13.  Each Old Fund may  invest up to 15%  13.  No limitation.
of     its      total      assets     in
U.S.-dollar-denominated          foreign
securities,  and up to 5% of  its  total
assets  in  foreign-currency-denominated
foreign securities.
---------------------------------------------------------------------------------


                                       6

---------------------------------------------------------------------------------
14.  Each Old Fund may  invest up to 10%  14.  No limitation.
of  its   total   assets   in   American
Depository Receipts.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

PRINCIPAL INVESTMENT STRATEGIES

     The information below discusses the methods and strategies used to select securities by the Adviser.

     INVESTMENT SCREENING PROCESS. The New Funds follow a Catholic values investment philosophy and practices relating to socially responsible investing. The Adviser monitors all issuers the portfolio managers select for each New Fund for policies on various issues such as abortion, contraceptives, weapons of mass destruction, gender and race discrimination, human rights, economic priorities, environmental responsibility, and fair employment practices. If a New Fund invests in a company whose policies are inconsistent with these criteria, the Adviser may attempt to influence the company's policies. The Adviser may also rely on an outside independent monitoring authority to assist with its efforts.

     EQUITY APPROACH. The Adviser approaches all equity investing in LKCM Value, Growth and Small Cap Funds by following a long-term investment philosophy grounded in the fundamental analysis of individual companies. The Adviser's primary approach to equity investing has two distinct but complementary components. First, the Adviser seeks to identify high-quality companies based on various financial and fundamental criteria. Companies meeting these criteria will typically exhibit a number of the following characteristics:

     *    Consistently high profitability levels
     *    Strong balance sheet quality
     *    Prominent market share positions
     *    Ability to generate excess cash flow after capital expenditures
     *    Management with a significant ownership stake in the company
     *    Under-valuation based upon various quantitative criteria

     The Adviser also invests in companies whose assets the Adviser has determined are undervalued in the marketplace. These include companies with tangible assets as well as companies that own valuable intangible assets. As with the primary approach described above, both qualitative as well as quantitative factors are important criteria in the investment analysis.

     FIXED INCOME APPROACH. The Adviser's fixed-income approach regarding LKCM Fixed Income Fund concentrates primarily on investment-grade corporate and government issues with short to intermediate effective maturities. The Adviser's fixed-income philosophy combines noncallable bonds with callable bonds in an attempt to enhance returns while controlling the level of risk. The security selection process for noncallable corporate bonds is heavily credit-driven and focuses on the issuer's earnings and cash flow trends, its competitive positioning and the dynamics of its industry.

     A second component of the Adviser's fixed-income philosophy is the identification of undervalued securities with a combination of high coupons and various early redemption features. These defensive issues can offer high levels of current income with limited price volatility due to the possibility that they will be retired by the issuer much sooner than the final maturity. Callable bonds are used as alternatives to traditional short-term noncallable issues. Maturity decisions are primarily a function of the Adviser's macroeconomic analysis and are implemented utilizing intermediate maturity, noncallable securities. Finally, the credit analysis performed by the Adviser on individual companies, as well as industries, is enhanced by the Adviser's experience in the equity market. The analytical effort concentrates on market dominant, consistently profitable, well-financed debt issuers.

OTHER INVESTMENT POLICIES

     This section describes the other investments and policies that the New Funds may invest in or employ. A full discussion of each investment and policy may be found in the SAI to this Prospectus/Proxy Statement.

     ADJUSTABLE RATE MORTGAGE SECURITIES ("ARMS"). LKCM Fixed Income Fund may invest in ARMs, which are pass-through securities collateralized by mortgages with adjustable rather than fixed rates. The market value of ARMs may decline due to certain circumstances such as the market rate of interest rising above the maximum rate of the ARM.

     COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"). LKCM Fixed Income Fund may invest in certain types of CMOs, including but not limited to parallel pay CMOs and floating rate CMOs. In addition, LKCM Fixed Income Fund may invest in CMO residuals.

     INVERSE FLOATERS. LKCM Fixed Income Fund may invest in inverse floaters, which are debt instruments with a floating or variable interest rate that moves in the opposite direction to the interest rate on another security or index level. The prices of inverse floaters may be more volatile than fixed-rate bonds.

     INITIAL PUBLIC OFFERINGS ("IPOS"). Each New Fund may invest in IPOs. IPOs have certain risks including limited number of shares for trading and limited operating history, which may lead to greater price volatility.

     OPTIONS ON FOREIGN CURRENCIES. Each New Fund, except LKCM Aquinas Fixed Income Fund, may purchase and write options on foreign currencies for hedging purposes. Writing options provide only a partial hedge against loss and only up to the amount of the premium and if exchange rates move as anticipated.

     OVER-THE-COUNTER ("OTC") OPTIONS. Each New Fund may purchase or sell OTC options. The terms of OTC options are negotiated between the parties to the instruments unlike exchange listed options, which generally have standardized terms. OTC options include the risk that counterparties to the transactions may not make payment on settlement date.

     PRIVATE PLACEMENT TRANSACTIONS. Each New Fund may invest in private placements, which are subject to certain risks including lack of liquidity and lack of publicly available information.

     REVERSE  REPURCHASE  AGREEMENTS.  Each  New  Fund may  enter  into  reverse
repurchase   agreements   with   broker-dealers,   banks  or   other   financial
institutions.

     STRIPPED MORTGAGE-RELATED SECURITIES ("SMRS"). LKCM Fixed Income Fund may invest in SMRS, which are derivative mortgage securities issued by various parties, including U.S. Government agencies, commercial banks and mortgage banks. SMRS present prepayment and liquidity risks, among others.

     TEMPORARY INVESTMENTS. To respond to adverse market, economic, political or other conditions, the New Funds may invest in time deposits, commercial paper, certificates of deposit, short-term corporate and government obligations, repurchase agreements and bankers' acceptances among other investments. To the extent that a New Fund engages in a temporary defensive strategy, that New Fund may not achieve its investment objective.

     TIERED INDEX BONDS. LKCM Fixed Income Fund may invest in tiered index bonds, which are debt instruments with an interest rate linked to a specified index or market rate. The prices of these types of bonds may be more volatile than fixed-rate bonds.


PRINCIPAL RISKS OF INVESTING

     The information below discusses the main risks of investing in the Old Funds and the New Funds. The risks are generally similar for each Old Fund and its corresponding New Fund.

     GENERAL MARKET. Each New Fund is exposed to general market risks. Factors that affect the stock and bond markets include domestic and foreign economic growth or decline, interest rate levels and political events. These factors may negatively affect the markets, and thus, an investment in any of the Funds may decline. Decreases in the value of stocks are generally greater than for bonds or other debt investments.

     SOCIALLY RESPONSIBLE INVESTING. Each New Fund is exposed to socially responsible investing risks. Since the Adviser and portfolio managers consider other factors in addition to traditional investment criteria when selecting portfolio securities, they may forego a profitable investment opportunity or sell a security when it may be disadvantageous to do so.

     COMMON STOCKS. LKCM Value, LKCM Growth and LKCM Small Cap Funds are exposed to common stocks risks. Risks of investing in common stocks include that a company may not perform as anticipated due to a variety of factors such as poor management, weak demand for its products and less than anticipated earnings.

     STOCK SELECTION. LKCM Value, LKCM Growth and LKCM Small Cap Funds are exposed to stock selection risks. Stocks selected by a portfolio manager may decline in value or not increase in value when the stock market in general is rising.

     VALUE INVESTING. LKCM Value Fund and, at times, LKCM Small Cap Fund and LKCM Growth Fund are exposed to value investing risks. There is a risk that portfolio managers are incorrect in their assessment of a company's value and the stocks selected do not reach what the manager believes is their full value. In addition, value funds may not perform as well as other funds when this style is out of favor with investors.

     GROWTH INVESTING. LKCM Growth Fund and, at times, LKCM Small Cap Fund and LKCM Value Fund are exposed to growth investing risks. There is a risk that portfolio managers are incorrect in their assessment of a company's potential for growth and the company does not grow as anticipated. In addition, growth funds may not perform as well as other funds when this style is out of favor with investors.

     SMALL CAP STOCKS. LKCM Small Cap Fund, LKCM Growth Fund and LKCM Value Fund are exposed to small cap stocks risks. Smaller capitalization companies typically have relatively lower revenues, limited product lines, lack of management depth and less market share than large capitalization companies. Also, small cap stocks generally trade less frequently and are more volatile than large cap stocks.

     PORTFOLIO TURNOVER. Each New Fund is exposed to portfolio turnover risks. To the extent a New Fund engages in active trading of securities, that Fund will incur greater transaction costs (such as brokerage commissions), which may reduce that New Fund's return. Also, shareholders may receive more distributions as a result. During the first year of operations, each New Fund is expected to have a high portfolio turnover rate as each New Fund adjusts its portfolio.

     INFLATION RISK. Each New Fund is exposed to inflation risks. The New Funds' investments in stocks and bonds may fall in value due to higher actual or anticipated inflation. Further, a rapid increase in prices for goods and services may have an adverse effect on corporate profits and consumer spending, which also may result in lower stock and bond values.

     INTEREST RATE RISK. LKCM Fixed Income Fund is exposed to interest rate risk. The values of fixed income securities are inversely related to actual changes in interest rates. When interest rates rise, the market value of fixed income securities will decrease. If this occurs, the Fund's net asset value also may decrease. The longer the remaining maturity of a fixed income security, the greater the effect of interest changes on the market value of that security. A change in interest rates may also change the amount of income the Fund receives.

     CREDIT RISK. LKCM Fixed Income Fund is exposed to credit risks. If issuers of fixed income securities in which the Fund invests experience unanticipated financial problems, the issue is likely to decline in value. In addition, the Fund is subject to the risk that the issuer of a fixed income security will fail to make timely payments of interest or principal.

     SECURITIES RATINGS. LKCM Fixed Income Fund is exposed to securities ratings risks. Securities rated in the lowest of the investment-grade categories (E.G., Baa or BBB) are considered to have some speculative characteristics. These issuers may not be as financially strong as those of higher-rated bonds and may be more likely to not be able to make interest or principal payments during periods of economic uncertainty or downturn.

     MORTGAGE- AND ASSET-BACKED SECURITIES. LKCM Fixed Income Fund is exposed to mortgage- and asset-backed securities risks. Mortgage- and asset-backed securities involve prepayment risk, which is the risk that the underlying mortgages or other debts may be refinanced or paid off before they mature, particularly during periods of declining interest rates. This could lower the Fund's return and result in losses to the fund if some securities were acquired at a premium. Asset-backed securities may also carry a greater default risk than other securities because of the nature of the collateral.

COMPARISON OF FEES

     The tables below show the current fees for the Old Funds and the New Funds after the completion of the reorganizations.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

--------------------------------------------------------------------------------

                      Redemption Fee (as a % of amount       Exchange Fee
                                 redeemed)*
--------------------------------------------------------------------------------

Aquinas Value Fund                  None                         None
--------------------------------------------------------------------------------
LKCM Value Fund*                    1.00%                        None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Aquinas Growth Fund                 None                         None
--------------------------------------------------------------------------------
LKCM Growth Fund*                   1.00%                        None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Aquinas Small-Cap Fund              None                         None
--------------------------------------------------------------------------------
LKCM Small Cap Fund*                1.00%                        None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Aquinas Fixed Income Fund           None                         None
--------------------------------------------------------------------------------
LKCM Fixed Income Fund*             1.00%                        None
--------------------------------------------------------------------------------
* New Funds charge a redemption fee for redemptions of shares held for less than 30 days.

  ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

--------------------------------------------------------------------------------

                         Management    Distribution    Other     Total Annual
                            Fees       and Service    Expenses  Fund Operating
                                       (12b-1) Fees                Expenses
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Aquinas Value Fund**       1.00%          0.00%        0.57%         1.57%
                                                                     =====
--------------------------------------------------------------------------------
LKCM Value Fund*           0.90%          0.25%        0.37%         1.52%
                                                                     =====
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Aquinas Growth Fund**      1.00%          0.00%        0.55%         1.55%
                                                                     =====
--------------------------------------------------------------------------------
LKCM Growth Fund*          0.90%          0.25%        0.37%         1.52%
                                                                     =====
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Aquinas Small-Cap Fund**   1.25%          0.25%        1.26%         2.76%
                                                                     =====
--------------------------------------------------------------------------------
LKCM Small Cap Fund*       1.00%          0.25%        0.98%         2.23%
                                                                     =====
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Aquinas  Fixed  Income     0.60%           None        0.59%         1.19%
Fund**                                                               =====
--------------------------------------------------------------------------------
LKCM Fixed Income Fund*    0.60%           None        0.36%         0.96%
                                                                     =====
--------------------------------------------------------------------------------

* The Adviser has agreed to voluntarily waive all or a portion of its management fee and/or reimburse the New Funds' Other Expenses to limit LKCM Fixed Income Fund's Total Annual Operating Expenses to 0.80%, and LKCM Value, LKCM Growth and LKCM Small Cap Funds' Total Annual Operating Expenses to 1.50%. The Adviser may choose to terminate these waivers or revise the limits on Total Annual Operating Expenses at any time.

** The expenses listed above have been restated to reflect current fees and current expense limitations. Aquinas Investment Advisers, Inc. has agreed to limit the Aquinas Value Fund's, Aquinas Growth Fund's, Aquinas Small-Cap Fund's and Aquinas Fixed Income Fund's total expenses (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate of 1.60%, 1.60%, 1.95% and 1.05%, respectively, of average net assets. This fee waiver is voluntary and may be terminated at any time.

If the waivers or reimbursements were included in the calculation above, operating expenses would be as follows:

-----------------------------------------------------------------------------------------
                  Management   Distribution    Other    Fee Waiver/     Total Annual Fund
                     Fees      and Service    Expenses    Expense          Operating
                               (12b-1) Fees             Reimbursement       Expenses
-----------------------------------------------------------------------------------------
Aquinas Value Fund   1.00%        0.00%        0.57%       0.00%             1.57%
                                                                             =====
-----------------------------------------------------------------------------------------
LKCM Value Fund      0.90%        0.25%        0.37%       0.02%             1.50%
                                                                             =====
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Aquinas  Growth      1.00%        0.00%        0.55%       0.00%             1.55%
Fund                                                                         =====
-----------------------------------------------------------------------------------------
LKCM Growth Fund     0.90%        0.25%        0.37%       0.02%             1.50%
                                                                             =====
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Aquinas Small-Cap    1.25%        0.25%        1.26%       0.81%             1.95%
Fund                                                                         =====
-----------------------------------------------------------------------------------------
LKCM  Small Cap      1.00%        0.25%        0.98%       0.73%             1.50%
Fund                                                                         =====
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
Aquinas  Fixed       0.60%        None         0.59%       0.17%             1.02%
Income Fund                                                                  =====
-----------------------------------------------------------------------------------------
LKCM  Fixed Income   0.60%        None         0.36%       0.16%             0.80%
Fund                                                                         =====
-----------------------------------------------------------------------------------------


EXPENSE EXAMPLE


     The expense example can help you compare costs between the Old Funds and the New Funds if the reorganizations are approved. The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the Funds' expenses were those in the table above. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

                -------------------------------------------------
                                            One Year  Three Years
                -------------------------------------------------
                Aquinas Value Fund            $160       $496
                -------------------------------------------------
                LKCM Value Fund               $155       $481
                -------------------------------------------------
                -------------------------------------------------
                Aquinas Growth Fund           $158       $490
                -------------------------------------------------
                LKCM Growth Fund              $155       $481
                -------------------------------------------------
                -------------------------------------------------
                Aquinas Small-Cap Fund        $279       $856
                -------------------------------------------------
                LKCM Small Cap Fund           $226       $697
                -------------------------------------------------
                -------------------------------------------------
                Aquinas Fixed Income Fund     $121       $378
                -------------------------------------------------
                LKCM Fixed Income Fund         $98       $306
                -------------------------------------------------

PERFORMANCE INFORMATION

     Since the New Funds are new, they do not have any performance history to present.

COMPARISON OF DISTRIBUTION, PURCHASE, EXCHANGE AND REDEMPTION PROCEDURES

     DISTRIBUTION OF SHARES. Neither the New Funds nor the Old Funds impose any sales loads. The New Funds have adopted the Adviser Class Distribution Plan ("Plan"), which allows the New Funds to finance activities that promote the sale of fund shares and services to shareholders, such as printing prospectuses and reports and preparing and distributing advertising material and sales literature. Because the fees are paid out of the New Funds' assets on an ongoing basis, the fees paid under a distribution and service plan can increase the cost of your investment and could cost you more than paying other types of sales charges.

     Under the Plan, the New Funds may pay out of their own assets a maximum Rule 12b-1 fee of 1.00% of their average daily net assets. However, the Board of Trustees of LKCM Funds (the "LKCM Board") presently has authorized only LKCM Value, LKCM Growth and LKCM Small Cap Funds to pay 0.25%. The LKCM Board has not authorized any payments by LKCM Fixed Income Fund. The Old Funds have adopted a plan of distribution but the maximum amount allowed under that plan is 0.25%. The Aquinas Board has authorized payments of 0.25% for each Old Fund, except the Aquinas Fixed Income Fund. However, only the Aquinas Small Cap Fund paid Rule 12b-1 fees during its last fiscal year. The purpose of both plans is to facilitate sales of fund shares and to provide ongoing shareholder services.

     PURCHASE AND EXCHANGE PROCEDURES. The net asset value of the New Funds and the Old Funds is determined as of the close of normal trading on the New York Stock Exchange (the "NYSE") (generally, 4:00 p.m. Eastern Time) on each day the NYSE is open for business.

     The purchase procedures for the New Funds and the Old Funds are similar. Investors may invest in the Funds by contacting the Funds, or through a financial advisor who sells the Funds, or by mail, telephone or wire. However, the minimum initial and subsequent investment amounts for the New Funds are higher than the minimum amounts for the Old Funds. In addition, only investors with a minimum account balance of $5,000 may participate in the automatic investment plan of the New Funds, which require $100 per transaction.

     The New Funds permit exchanges up to six times a year to another Fund within its family. Telephone exchanges incur a $5.00 fee imposed by the transfer agent and all new purchases are subject to the minimum investment amounts. The New Funds may terminate, without notice, the exchange privilege of any investor who exceeds six exchanges in a year. The Old Funds and the New Funds also permit exchanges to other funds within its family of funds and to an unaffiliated money market fund. In addition, the Old Funds reserve the right to terminate, without notice, the exchange privilege of any shareholder who requests more than twelve exchanges in a calendar year.

     REDEMPTION PROCEDURES. The New Funds and the Old Funds permit redemptions by mail, telephone and through a shareholder's financial advisor. In addition, LKCM Funds permit redemptions by wire and the transfer agent imposes a $15.00 charge for each wire redemption. The New Funds, unlike the Old Funds, impose a redemption fee of 1.00% for any redemptions made within 30 days after the date of purchase. Further, the New Funds may close a shareholder's account after 30 days notice, if the balance in that account is less than $2,500. The Old Funds have a similar requirement, which requires shareholders to bring their account balances to the minimum amount of $500 within 60 days of receiving notice. Unlike the New Funds, the Old Funds also permit systematic withdrawals of at least $250 for accounts with at least $10,000.

     The New Funds reserve the right to close accounts with balances less than $2,500. Shareholders will be provided with at least 30 days notice to bring the value of their accounts to this minimum.

     More  complete   information  on  distribution,   purchase,   exchange  and
redemption procedures for the New Funds is located in Appendix D.

                      OTHER INFORMATION ABOUT THE NEW FUNDS

INVESTMENT ADVISER

     Luther King Capital Management Corporation (the "Adviser"), 301 Commerce Street, Suite 1600, Fort Worth, Texas 76102, serves as the investment adviser to the New Funds. The Adviser was founded in 1979 and provides investment counseling services to employee benefit plans, endowment funds, foundations, common trust funds, and high net-worth individuals. As of December 31, 2004, the Adviser had in excess of $5.4 billion in assets under management.

     Pursuant to an Investment Advisory Agreement with LKCM Funds, the New Funds pay the Adviser an advisory fee as set forth below under "Contractual Fee," calculated by applying a quarterly rate, equal on an annual basis to the following numbers shown as a percentage of average daily net assets for the quarter. However, until further notice, the Adviser has voluntarily agreed to waive its advisory fees and/or reimburse expenses to the extent necessary to keep the total operating expenses from exceeding the respective caps also shown as a percentage of average daily net assets.

     The advisory fees for the New Funds' calendar year 2005 will be:

                                      Contractual Fee    Cap on Total Annual
                                      ---------------    -------------------
                                                         Operating Expenses
                                                         ------------------

            LKCM Value Fund                0.90%                1.50%
            LKCM Growth Fund               0.90%                1.50%
            LKCM Small Cap Fund            1.00%                1.50%
            LKCM Fixed Income Fund         0.60%                0.80%

     Any waivers or reimbursements will have the effect of lowering the overall expense ratio for the applicable New Fund and increasing its overall return to investors at the time any such amounts were waived and/or reimbursed. A discussion regarding the basis for the LKCM Board's approval of the Investment Advisory Agreement will be available in the Semi-Annual Report to Shareholders for the period ending June 30, 2005.

PORTFOLIO MANAGERS

     J. LUTHER KING, JR. shares the day-to-day management of LKCM Value Fund and LKCM Small Cap Fund with Mr. Greenwell and Mr. Purvis. Mr. King also shares day-to-day management of LKCM Growth Fund with Mr. Greenwell and Mr. Orser. Mr. King has been President, Principal and Portfolio Manager of the Adviser since 1979.

     PAUL W. GREENWELL shares the day-to-day management of LKCM Value, LKCM Growth, LKCM Small Cap and LKCM Fixed Income Funds. Mr. Greenwell has been Vice President, Principal and Portfolio Manager of the Adviser since 1983.

     STEVEN R. PURVIS shares the day-to-day management responsibility of LKCM Value Fund and LKCM Small Cap Fund with Mr. King and Mr. Greenwell. Mr. Purvis has been Vice President since 2000 and Principal and Portfolio Manager with the Adviser since 1996.

     JOAN M. MAYNARD shares the day-to-day management responsibility of LKCM Fixed Income Fund with Mr. Johnson and Mr. Greenwell. Ms. Maynard has been Vice President and Portfolio Manager of the Adviser since 1991 and employed by the Adviser since 1986.

     JAMES B. ORSER shares the day-to-day management responsibility of LKCM Growth Fund with Mr. King and Mr. Greenwell. Mr. Orser has been Vice President and Portfolio Manager of the Adviser since 1999.

     MARK L. JOHNSON shares the day-to-day management responsibility of LKCM Fixed Income Fund with Ms. Maynard and Mr. Greenwell. Mr. Johnson has been Vice President and Portfolio Manager of the Adviser since 2001. He was a Principal and Portfolio Manager for another advisory firm from 1989 to 2001.

     The SAI provides additional information about the Portfolio Managers' compensation, other accounts managed and ownership of securities.

VALUATION OF SHARES

     The net asset value per share ("NAV") of a New Fund is computed by dividing the total value of the investments and other assets of a New Fund, less any liabilities, by the total outstanding shares of the New Fund. The NAV per share is determined as of the close of normal trading on the NYSE (generally 4:00 p.m. Eastern Time) on each day that the NYSE is open for business. NAV is not determined on days the NYSE is closed. The NYSE is closed on weekends and most national holidays. The price at which a purchase order or redemption request is effected is based on the next calculation of NAV after the order is received by the New Fund. A New Fund's NAV may not be calculated on days during which the New Fund receives no orders to purchase shares and no shares are tendered for redemption. In determining NAV, expenses are accrued and applied daily and investments for which market values are readily available are valued at market value.

     The trading hours for most foreign securities end prior to the close of the NYSE, generally the time the New Funds' net asset value is calculated. The occurrence of certain events after the close of foreign markets, but prior to the close of the U.S. market (such as a significant surge or decline in the U.S. market) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, a New Fund may value foreign securities at fair value, taking into account such events, when it calculates its net asset value. In such cases, use of fair valuation can reduce an investor's ability to seek to profit by estimating the New Funds' NAV in advance of the time as of which NAV is calculated.

     The LKCM Board has established procedures that permit the Adviser to fair value securities under certain circumstances, including if the value of a security is materially affected by an event occurring after its close of trading, if reliable market quotations are not readily available or for which the New Funds' pricing service does not provide a valuation or provides a valuation that in the judgment of the Adviser to the New Funds holding such assets does not represent fair value. The New Funds may also fair value a security if the New Funds or the Adviser believes that the market price is stale.

     There can be no assurance that the New Funds could purchase or sell a portfolio security at the price used to calculate their NAVs. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security's present value. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued by an independent pricing service, or based on market quotations.

DIVIDENDS AND OTHER DISTRIBUTIONS

     LKCM Small Cap Fund, LKCM Value Fund and LKCM Growth Fund declare and pay income dividends at least annually. LKCM Fixed Income Fund declares and pays income dividends quarterly. The New Funds intend to distribute net capital gains and net gains from foreign currency transactions, if any, on an annual basis in December. The New Funds may make an additional distribution if necessary to avoid income or excise taxes. Dividends and other distributions, if any, will automatically be paid in additional shares of the New Funds unless the shareholder elects otherwise. Such an election must be made in writing to the New Funds. If a shareholder elects to receive distributions in cash and the U.S. Postal Service cannot deliver a check, or if a check remains uncashed for six months, the New Funds reserve the right to reinvest the distribution check in the shareholder's account at the distributing New Fund's then current net asset value per share and to reinvest all subsequent distributions. If a shareholder elects to have dividends and/or capital gains paid in cash, the New Funds will automatically reinvest all distributions under $10 in additional shares of the New Fund that the shareholder owns.

TAXES

     Dividends, whether paid in cash or reinvested in additional shares, from a New Fund's net investment income, the excess of its net short-term capital gain over net long-term capital loss and its net gains from certain foreign currency transactions, if any, will be taxable to its shareholders as ordinary income (unless a shareholder is exempt from income tax or entitled to a tax deferral), except that a New Fund's dividends attributable to "qualified dividend income" (I.E., dividends it receives on stock of most U.S. and certain foreign corporations with respect to which it satisfies certain holding period, debt-financing and other restrictions) generally will be subject to a 15% maximum federal income tax rate for individual shareholders who satisfy those restrictions with respect to the shares on which the New Fund dividends are paid. A portion of a New Fund's dividends--not exceeding the aggregate dividends it receives from domestic corporations only--also may be eligible for the dividends-received deduction allowed to corporations, subject to similar holding period, debt financing and other restrictions. However, dividends a corporate shareholder deducts pursuant to the dividends-received deduction are subject indirectly to the federal alternative minimum tax. There can be no assurance as to what portion, if any, of a New Fund's distributions will constitute qualified dividend income or be eligible for the dividends-received deduction.

     Distributions of net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss), whether paid in cash or reinvested in additional shares (or, if a New Fund makes a certain election, any such excess that is retained by the New Fund), will be taxable as long-term capital gain and also will be subject to a 15% maximum federal tax rate for individual shareholders; capital gain distributions to corporate shareholders remain subject to federal income tax at a maximum rate of 35%. The 15% maximum rate of federal income tax on individuals' net capital gain, as well as the special rules relating to "qualified dividend income" described above, generally apply only through the last taxable year beginning before January 1, 2009. The classification of a capital gain distribution or retained capital gains (and, consequently, the applicable tax rate) is determined by the length of time that a New Fund has held the securities that generated the gain and not the length of time you have held shares in such New Fund. Shareholders will be notified annually as to the federal tax status of dividends and other distributions paid by a New Fund.

     Any dividends and other distributions a New Fund declares in the months of October, November or December to shareholders of record on a date in such a month will be deemed to have been paid by the New Fund and received by those shareholders on December 31 if the distributions are paid before February 1 of the following year. If you purchase shares of a New Fund shortly before a distribution, you will be subject to income tax on the distribution, even though the value of your investment (plus cash received, if any) remains the same.

     When a shareholder redeems shares of a New Fund, the redemption may result in a taxable gain or loss, depending on whether the redemption proceeds are more or less than the shareholder's adjusted basis in the shares. Any capital gain an individual shareholder recognizes on a redemption of his or her New Fund shares that have been held for more than one year will qualify for the 15% maximum rate mentioned above. In addition, if New Fund shares are bought within 30 days before or after selling other New Fund shares at a loss, all or a portion of the loss will be deferred and will increase the basis of the newly purchased shares.

     Each New Fund is required by federal law to withhold and remit to the U.S. Treasury 28% of reportable payments (which includes dividends, capital gain distributions and redemption proceeds, regardless of the extent to which gain or loss may be realized) otherwise payable to individuals and certain other non-corporate shareholders who fail to certify that the taxpayer identification number furnished to the New Fund is correct or who furnish an incorrect number (together with the withholding described in the next sentence, "backup withholding"). Withholding at that rate also is required from each New Fund's dividends and capital gain distributions otherwise payable to such a shareholder who (1) is subject to backup withholding for failure to report the receipt of interest or dividend income properly or (2) fails to certify to the New Fund that he or she is not subject to backup withholding or that it is a corporation or other exempt recipient. Backup withholding is not an additional tax, and any amounts so withheld may be credited against a shareholder's federal income tax liability or refunded.

     Dividends and other distributions each New Fund declares, as well as redemption proceeds, may also be subject to state and local taxes.

     The foregoing summarizes some of the important income tax considerations generally affecting each New Fund and its shareholders. Potential investors in the New Funds should consult their tax advisers with specific reference to their own tax situation.

MARKET TIMING POLICY

     "Market timing" typically refers to the practice of frequent trading in the shares of mutual funds in order to exploit inefficiencies in fund pricing. Market timing transactions include trades in mutual fund shares that occur when the fund's NAV does not fully reflect the value of the fund's holdings - for example, when the fund has in its portfolio particular holdings, such as foreign or thinly traded securities, that are valued on a basis that does not include the most updated information possible. Market timing can have a dilutive effect on the value of the investments of long-term fund shareholders and can increase the transaction costs of a fund, which will be borne by all fund shareholders.

     The New Funds are typically intended for long-term investing. Market timing by New Fund shareholders may adversely affect the New Funds by interfering with portfolio management and increasing portfolio transaction and administrative costs. The LKCM Board has adopted policies and procedures to detect and prevent market timing activities in the Funds. To discourage market timing, certain New Funds charge a 1.00% redemption fee on shares exchanged or redeemed within 30 days of purchase. In addition, a New Fund will temporarily suspend or terminate future purchase and exchange orders by investors or groups of investors who the New Funds believe have engaged in market timing practices and which may have an adverse impact on the New Funds. The New Funds will also terminate, without notice, the exchange privilege of any investor who, in the opinion of the New Funds, uses the exchange privilege excessively.

     The New Funds' transfer agent (U.S. Bancorp Fund Services, LLC) monitors for market timers and attempts to detect abusive trading practices. The criteria and techniques may change from time to time as determined by the New Funds or their transfer agent. The transfer agent will reject any purchase or exchange order, in whole or in part, including trading that it believes may be excessive in frequency and/or amount or otherwise potentially disruptive to the affected New Funds. Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur.

     Furthermore, due to the complexity involved in identifying abusive trading activity and the volume of shareholder transactions the New Funds handle, there can be no assurance that the transfer agent's efforts will identify all trades or trading practices that may be considered abusive. In addition, the transfer agent's ability to monitor trades that are placed by individual shareholders within omnibus and retirement accounts maintained by financial intermediaries is severely limited because the transfer agent does not have access to the underlying shareholder account information. However, the transfer agent attempts to monitor aggregate trades placed in omnibus accounts and seeks to work with financial intermediaries to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. As a result, the transfer agent's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

                      INFORMATION ABOUT THE REORGANIZATIONS

SHARE PURCHASE AGREEMENT

     The Adviser, a Texas corporation, and The Catholic Foundation (the "Foundation"), a Texas non-profit corporation, entered into a Share Purchase Agreement dated as of March 15, 2005 ("Purchase Agreement"). Subject to certain conditions of the Purchase Agreement, the Foundation will sell all of the outstanding shares of Aquinas Investment Advisers, Inc. to the Adviser (the "Stock Transaction"). Consummation of the Stock Transaction is conditioned upon, among other things, shareholders of each Old Fund approving each reorganization. Upon closing of the Stock Transaction, the Adviser will pay the Foundation pursuant to the terms set forth in the Purchase Agreement.

DESCRIPTION OF THE REORGANIZATIONS

     LKCM Funds, the Aquinas Funds and the Adviser have entered into the Agreement and Plan of Conversion and Termination. The Agreement provides that each New Fund will acquire the assets, and assume the liabilities, of each corresponding Old Fund. The Agreement sets forth the terms and conditions that will apply to the reorganizations. The following description thereof is qualified in its entirety by reference to the Agreement itself, which is set forth as Appendix A.

     The Agreement provides the details of the reorganizations. In essence, the reorganizations will have three primary steps:

     * First, if the shareholders of an Old Fund approve the Agreement, then that Old Fund will transfer all of its assets to the corresponding New Fund in exchange solely for voting shares of that corresponding New Fund and that corresponding New Fund's assumption of all that Old Fund's liabilities;

     * Second, each shareholder of that Old Fund will receive a PRO RATA distribution of its corresponding New Fund's shares; and

     *    Third, that Old Fund will subsequently terminate.

     At the effective time of the reorganizations, each Old Fund will distribute the corresponding New Fund shares it receives to its shareholders of record, in proportion to their Old Fund shares then held of record and in exchange for their Old Fund shares, and will completely liquidate. Since the Old Funds are series of a registered investment company the shareholders of which can redeem their shares at any time for their net asset value, there are no appraisal rights for those shareholders that vote against the proposal.

     Expenses related to the reorganizations will be borne by the Adviser. The consummation of each reorganization is subject to certain conditions, including:

     * Approval of the Agreement with respect to that reorganization by the shareholders of the participating Old Fund;

     *    Receipt of certain legal and tax opinions described in the Agreement;

     * Continuing accuracy of the representations and warranties in the Agreement; and

     *    Performance in all material respects of the Agreement.

     LKCM Funds and the Aquinas Funds may mutually agree to terminate the Agreement at or prior to the closing of the reorganizations. Alternatively, either party may decide to unilaterally terminate the Agreement under certain circumstances.

BOARD CONSIDERATIONS

     The Aquinas Board has determined that the reorganizations contemplated by the Agreement are in the best interests of the Aquinas Funds and its shareholders. In approving the Agreement, the Aquinas Board considered the following factors, among others:

          * each Old Fund would have similar investment objectives to that of the corresponding New Fund;

          * The Adviser would continue to follow the Aquinas Funds' Catholic values investment philosophy and practices relating to investing in socially responsible companies;

          * each New Fund is projected to have a lower expense ratio than the corresponding Old Fund;

          *    the  past   performance  of  accounts   managed  by  the  Adviser
               demonstrates that it has the expertise and personnel to manage effectively the New Funds;

          * the shareholders' interests would not be diluted as a result of the reorganizations; and

          *    the reorganizations are expected to be tax-free transactions.

     The Aquinas Board carefully reviewed certain "due diligence" materials related to the New Funds and the Adviser. The Aquinas Board also was aware that the principals of Aquinas Investment Advisers, Inc. will derive certain benefits as a result of the reorganizations. After consideration of the material factors and other relevant information, the Aquinas Board unanimously approved the Agreement and directed that it be submitted to shareholders for approval. THE AQUINAS BOARD RECOMMENDS THAT SHAREHOLDERS VOTE "FOR" APPROVAL OF THE AGREEMENT AND THE REORGANIZATIONS CONTEMPLATED THEREBY.

     At its meeting on March 10, 2005, the LKCM Board approved the Agreement, finding that the reorganizations are in the best interests of the New Funds and their shareholders.

FORM OF ORGANIZATION AND SHAREHOLDER RIGHTS

     The Aquinas Funds is an open-end diversified management investment company consisting of four separate diversified funds and was incorporated as a Maryland corporation on October 20, 1993. LKCM Funds is an open-end diversified management investment company consisting of nine separate diversified funds and was established as a Delaware statutory trust pursuant to a Declaration of Trust dated February 10, 1994. Four new funds of LKCM Funds were specifically established for the purpose of the reorganizations of the Aquinas Funds. A post-effective amendment to LKCM Funds' registration statement relating to the New Funds is pending at the Securities and Exchange Commission ("SEC"). The New Funds are expected to be effective in July 2005 after which, pending approval of the Agreement by the shareholders of the Old Funds, the reorganizations of the Old Funds will begin.

-------------------------------------------------------------------------------
                                 AQUINAS FUNDS              LKCM FUNDS
-------------------------------------------------------------------------------
Form of Organization      Corporation                    Trust
-------------------------------------------------------------------------------
State of Organization     Maryland                       Delaware
-------------------------------------------------------------------------------
Par Value                 $0.0001                        No par value
-------------------------------------------------------------------------------
Shares of Funds           Fully paid, non-assessable,    Fully  paid,
                          redeemable and                 non-assessable,
                          transferable                   redeemable and
                                                         transferable
-------------------------------------------------------------------------------
Preemptive Rights         None                           None
-------------------------------------------------------------------------------
Voting Rights             One vote per each full         One  vote  per  each
                          share and fractional vote      full share and
                          for each fractional share      fractional vote for
                                                         each fractional share
-------------------------------------------------------------------------------
Cumulative Voting         None                           None
-------------------------------------------------------------------------------
Annual Meetings           Not Required                   Not Required
-------------------------------------------------------------------------------
Special Meetings to       Written request of at          Written request of at
Remove Directors/         least 10% of all the           least 10% of all the
Trustees                  votes entitled to be           votes entitled to be
                          cast at the meeting            cast at the meeting
-------------------------------------------------------------------------------
Special Meetings for      As necessary                   As necessary
Other Purposes
-------------------------------------------------------------------------------

CAPITALIZATION

     The following tables set forth the unaudited capitalization of each Old Fund, each New Fund and the unaudited capitalization of each New Fund on a PRO FORMA combined basis as of December 31, 2004.

--------------------------------------------------------------------------------
                   Aquinas Value      LKCM Value      LKCM Value Fund PRO FORMA
                   Fund               Fund            Combined
--------------------------------------------------------------------------------
Net Assets         $42,765,014        N/A             $42,765,014

--------------------------------------------------------------------------------
Net Asset Value    $11.77             N/A             $11.77
Per Share
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Shares             3,633,034          N/A             3,633,034
Outstanding
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                   Aquinas Growth    LKCM Growth      LKCM Growth Fund PRO
                   Fund              Fund             FORMA Combined
--------------------------------------------------------------------------------
Net Assets         $58,434,032       N/A              $58,434,032

--------------------------------------------------------------------------------
Net Asset Value    $13.58            N/A              $13.58
Per Share
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Shares             3,984,225         N/A              3,984,225
Outstanding
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                     Aquinas           LKCM Small       LKCM Small Cap Fund PRO
                     Small-Cap Fund    Cap Fund         FORMA Combined
--------------------------------------------------------------------------------
Net Assets           $7,575,358        N/A              $7,575,358

--------------------------------------------------------------------------------
Net Asset Value      $5.50             N/A              $5.50
Per Share
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Shares Outstanding   1,337,268         N/A              1,337,268
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                    Aquinas Fixed      LKCM Fixed       LKCM Fixed Income Fund
                    Income Fund        Income Fund      PRO FORMA Combined
--------------------------------------------------------------------------------
Net Assets          $46,116,377        N/A              $46,116,377

--------------------------------------------------------------------------------
Net Asset Value     $10.16             N/A              $10.16
Per Share
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Shares              4,586,131          N/A              4,586,131
Outstanding
--------------------------------------------------------------------------------

     If the reorganizations are consummated, the capitalizations of the Aquinas Funds are likely to be different at the closing as a result of daily share purchase and redemption activity.

FEDERAL INCOME TAX CONSEQUENCES

     Each reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under section 368(a)(1)(F) of the Internal Revenue Code of 1986, as amended (the "Code"). As a condition to consummation of a reorganization, LKCM Funds and Aquinas Funds will receive an opinion from Kirkpatrick & Lockhart Nicholson Graham LLP substantially to the effect that, based on the facts and assumptions stated therein as well as certain representations of LKCM Funds and Aquinas Funds, for federal income tax purposes, with respect to that reorganization and the funds participating therein: (1) the reorganization will qualify as a "reorganization" (as defined in section 368(a)(1)(F) of the Code), and each fund will be a "party to a reorganization" (within the meaning of section 368(b) of the Code); (2) neither fund will recognize any gain or loss on the reorganization; (3) an Old Fund shareholder will not recognize any gain or loss on the exchange of its Old Fund shares for New Fund shares; (4) the holding period for and tax basis in the New Fund shares an Old Fund shareholder receives pursuant to the reorganization will include the holding period for, and will be the same as the aggregate tax basis in, the Old Fund shares it holds immediately before the reorganization (provided the shareholder holds the shares as capital assets on the closing date of the reorganization); and (5) the New Fund's holding period for, and tax basis in, each asset the Old Fund transfers to it will include the Old Fund's holding period for, and will be the same as the Old Fund's tax basis in, that asset immediately before the reorganizations. Notwithstanding clauses (2) and (5), such opinion may state that no opinion is expressed as to the effect of any reorganization on the funds or the Old Fund shareholders with respect to any transferred asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

     It is not expected that the Old Funds' shareholders will incur any state or local tax liabilities as a result of the reorganizations, but the opinion referred to above will not address those liabilities and those shareholders thus should consult their tax advisers to make sure.

                               VOTING INFORMATION

REQUIRED VOTE

     Proxies are being solicited from the shareholders of the Old Funds by the Aquinas Board for the Special Meeting of Shareholders (the "Meeting") to be held on June 16, 2005 at 10:00 a.m. Central Time at 5310 Harvest Hill Road, Suite 248, Dallas, Texas, or at such later time made necessary by adjournment. Unless revoked, all valid proxies will be voted in accordance with the specification thereon or, in the absence of specifications, FOR approval of the Agreement. The transactions contemplated by the Agreement will be consummated only if approved by the shareholders of each Old Fund by the affirmative vote of at least two-thirds of all votes entitled to be cast on the proposal.

RECORD DATE, QUORUM, TABULATION AND ADJOURNMENT

     Shareholders of record of the Old Funds at the close of business on April 15, 2005 (the "record date") will be entitled to vote at the Meeting or any adjournment thereof. The holders of a majority of the shares of the Old Funds outstanding at the close of business on the record date present in person or represented by proxy will constitute a quorum for the Meeting. Shareholders are entitled to one vote for each share held, with fractional shares voting proportionally.

     Votes cast by proxy or in person at the Meeting will be counted by person(s) appointed by the Old Funds as the vote tabulator(s) for the Meeting. The vote tabulator(s) will count the total number of votes cast "For" approval of the proposal for purposes of determining whether sufficient affirmative votes have been cast with respect to each reorganization.

     In the event that a quorum is not present at the Meeting, the chairman of the Meeting or the shareholders of a majority of the stock present or represented may adjourn the Meeting from time to time, without notice other than announcement at the Meeting, until a quorum is present or represented. Abstentions and broker "non-votes" will be counted as present for purposes of determining a quorum, but will not be counted as votes cast with respect to the proposal.

     The votes of the shareholders of the New Funds are not being solicited because their approval or consent is not necessary for the reorganizations. However, if a vote was required, then 30% of the shares entitled to vote constitute a quorum to consider the proposed business at a shareholder meeting. A majority of shares voted at a meeting of which a quorum is present will decide any proposed business, except that a plurality is required for the election of trustees.

SOLICITATION OF PROXIES

     The Adviser will bear the expense of soliciting proxies and has retained ____ for $___ plus a reasonable amount to cover expenses. Proxies will be solicited by mail. If we do not hear from a shareholder, that shareholder may be called at the phone number the Old Funds have in its records for the account. Depending on how you own your shares, you may also be able to vote by signing and faxing the completed proxy card toll-free to the fax number included on your proxy card. Persons holding shares as nominees will, upon request, be reimbursed for their reasonable expenses in soliciting instructions from their principals.

REVOCATION OF PROXIES

     Proxies, including proxies given by facsimile, may be revoked at any time before they are voted by a written revocation received by the Secretary of the Old Funds, by properly executing a later-dated proxy or by attending the Meeting and voting in person.

                               OTHER INFORMATION

LEGAL MATTERS

     Opinions concerning certain legal matters pertaining to the reorganizations will be provided by legal counsel to LKCM Funds, Kirkpatrick & Lockhart Nicholson Graham LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1221, and legal counsel to the Aquinas Funds, Foley & Lardner LLP, 777 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

OTHER BUSINESS

     The Aquinas Board knows of no other business to be brought before the Meeting. However, if any other matters come before the Meeting, it is the intention that proxies that do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

ADDITIONAL INFORMATION

     The prospectus and statement of additional information of the Aquinas Funds dated _________ are on file with the SEC and are incorporated by reference into this Prospectus/Proxy Statement. Reports and other information about the Aquinas Funds are available on the EDGAR Database at the SEC's website at www.sec.gov. You may also inspect and copy information (at prescribed rates) about the Aquinas Funds or information filed by LKCM Funds at the SEC's Public Reference Branch, Office of Consumer Affairs and Information Services located at 450 5th Street, N.W., Washington, D.C. 20549-0102.

     Copies of the prospectus and the related statement of additional information for the Aquinas Funds are available without charge by writing to the Aquinas Funds at 5310 Harvest Hill Road, Suite 248, Dallas, Texas 75230, or by calling toll free 1-877-Aquinas (278-4627). The Prospectus also is available on the web site at www.aquinasfunds.com.

     LKCM Funds has filed a post-effective amendment to its registration statement to register the New Funds with the SEC. The post-effective amendment will be effective prior to the closing of the reorganizations. LKCM Funds will not assume the performance history and financial highlights of the Aquinas Funds if shareholders approve the reorganizations.

                                   APPENDIX A

            FORM OF AGREEMENT AND PLAN OF CONVERSION AND TERMINATION

     THIS AGREEMENT AND PLAN OF CONVERSION AND TERMINATION ("AGREEMENT") is made as of ______ __, 2005, between LKCM Funds, a Delaware statutory trust ("TRUST"), on behalf of each of its segregated portfolios of assets ("SERIES") listed under the heading "New Funds" on Schedule A to this Agreement ("SCHEDULE A") (each, a "NEW FUND"), and The Aquinas Funds, Inc., a Maryland corporation ("CORPORATION"), on behalf of its series listed under the heading "Old Funds" on Schedule A (each, an "OLD FUND"), and, solely for purposes of paragraph 6.2, Luther King Capital Management Corporation ("ADVISER"). (Each New Fund and Old Fund is sometimes referred to herein as a "FUND," and each of Trust and Corporation is sometimes referred to herein as an "INVESTMENT COMPANY.") All agreements, covenants, representations, actions, and obligations described herein made or to be taken or undertaken by a Fund are made and shall be taken or undertaken by Trust on each New Fund's behalf and by Corporation on each Old Fund's behalf, and all rights and benefits created hereunder in favor of a Fund shall inure to, and shall be enforceable by, the Investment Company of which it is a series acting on its behalf.

     Each Investment Company wishes to effect four separate reorganizations, each described in section 368(a)(1)(F) of the Internal Revenue Code of 1986, as amended ("Code"), and intends this Agreement to be, and adopts it as, a "plan of reorganization" within the meaning of the regulations under the Code
("REGULATIONS"). Each reorganization will involve an Old Fund's changing its identity, form, and place of organization -- by converting from a series of Corporation to a series of Trust -- by (1) transferring all its assets to the New Fund listed on Schedule A opposite its name (which is being established solely for the purpose of acquiring such assets and continuing that Old Fund's business) in exchange solely for voting shares of beneficial interest in that New Fund and that New Fund's assumption of all that Old Fund's liabilities, (2) distributing those shares PRO rata to that Old Fund's shareholders in exchange for their shares of stock therein and in complete liquidation thereof, and (3) terminating Old Fund (all the foregoing transactions involving each Old Fund and its corresponding New Fund being referred to herein collectively as a
"REORGANIZATION"), all on the terms and conditions set forth herein. The consummation of each Reorganization shall be contingent on the consummation of each other Reorganization. (For convenience, the balance of this Agreement, except paragraph 3.1(k), refers only to a single Reorganization, one Old Fund, and one New Fund, but the terms and conditions hereof shall apply separately to each Reorganization and the Funds participating therein.)

     Each Investment Company's Board of Trustees/Directors (each, a "BOARD"), including a majority of its members who are not "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended ("1940 ACT")) thereof, (1) has duly adopted and approved this Agreement and the transactions contemplated hereby and (2) has determined that participation in the Reorganization is in the best interests of its Fund and that the interests of the existing shareholders of its Fund will not be diluted as a result of the Reorganization.

     Old Fund offers a single class of shares of common stock ("OLD FUND SHARES"). New Fund will offer a single class of voting shares of beneficial interest ("NEW FUND SHARES"), the rights, powers, privileges, and obligations of which will be substantially similar to those of Old Fund Shares.

      In consideration of the mutual promises contained herein, the Investment Companies agree as follows:

1.    PLAN OF CONVERSION AND TERMINATION
      ----------------------------------

      1.1. Subject to the requisite approval of Old Fund's shareholders and the terms and conditions herein, Old Fund shall assign, sell, convey, transfer, and deliver all of its assets described in paragraph 1.2 ("ASSETS") to New Fund. In exchange therefor, New Fund shall --

   (a) issue and deliver to Old Fund the number of full and fractional (rounded to the [third] decimal place) New Fund Shares equal to the number of full and fractional Old Fund Shares then outstanding, and

   (b) assume all of Old Fund's liabilities described in paragraph 1.3 ("LIABILITIES").

Such transactions shall take place at the CLOSING (as defined in paragraph 2.1).

      1.2 The Assets shall consist of all assets and property -- including all cash, cash equivalents, securities, commodities, futures interests, receivables (including interest and dividends receivable), claims and rights of action, rights to register shares under applicable securities laws, books and records, and deferred and prepaid expenses shown as assets on Old Fund's books -- Old Fund owns at the EFFECTIVE TIME (as defined in paragraph 2.1).

      1.3 The Liabilities shall consist of all of Old Fund's liabilities, debts, obligations, and duties of whatever kind or nature existing at the Effective Time, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable at that time, and whether or not specifically referred to in this Agreement. Notwithstanding the foregoing, Old Fund will endeavor to discharge all its known liabilities, debts, obligations, and duties before the Effective Time.

      1.4 At the Closing, New Fund shall redeem the INITIAL SHARE (as defined in paragraph 5.6) for $10.00. At the Effective Time (or as soon thereafter as is reasonably practicable), Old Fund shall distribute the New Fund Shares it receives pursuant to paragraph 1.1(a) to its shareholders of record determined as of the Effective Time (each, a "SHAREHOLDER"), in proportion to their Old Fund Shares then held of record and in exchange for their Old Fund Shares, and will completely liquidate. That distribution shall be accomplished by Trust's transfer agent opening accounts on New Fund's [share transfer books] in the Shareholders' names and transferring those New Fund Shares thereto. Each Shareholder's account shall be credited with the respective PRO RATA number of full and fractional (rounded to the [third] decimal place) New Fund Shares due that Shareholder. All issued and outstanding Old Fund Shares[, including any represented by certificates,] shall simultaneously be canceled on Old Fund's [share transfer books]. New Fund shall not issue certificates representing New Fund Shares issued in connection with the Reorganization.

      1.5 As soon as reasonably practicable after distribution of the New Fund Shares pursuant to paragraph 1.4, but in all events within six months after the Effective Time, Old Fund shall be terminated as a series of Corporation and any further actions shall be taken in connection therewith as required by applicable law.

      1.6 Any reporting responsibility of Old Fund to a public authority, including the responsibility for filing regulatory reports, tax returns, and other documents with the Securities and Exchange Commission ("COMMISSION"), any state securities commission, any federal, state, and local tax authorities, and any other relevant regulatory authority, is and shall remain its responsibility up to and including the date on which it is terminated.

      1.7 Any transfer taxes payable on issuance of New Fund Shares in a name other than that of the registered holder on Old Fund's [share transfer books] of Old Fund Shares actually or constructively exchanged therefor shall be paid by the person to whom those New Fund Shares are to be issued, as a condition of that transfer.

2.    CLOSING AND EFFECTIVE TIME
      --------------------------

      2.1 The Reorganization, together with related acts necessary to consummate the same ("CLOSING"), shall occur at Corporation's offices on July [__], 2005, or at such other place and/or time as to which the Investment Companies may agree. All acts taking place at the Closing shall be deemed to take place simultaneously immediately after the close of business (I.E., 4:00 p.m., Eastern time) on the date thereof ("EFFECTIVE TIME").

      2.2 Corporation shall direct UMB Bank, n.a., custodian for Old Fund ("CUSTODIAN"), to deliver at the Closing a certificate of an authorized officer stating that (a) the Assets have been delivered in proper form to New Fund within two business days before or at the Effective Time and (b) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. Each of Old Fund's portfolio securities represented by a certificate or other written instrument shall be transferred and delivered by Old Fund as of the Effective Time for New Fund's account duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver as of the Effective Time by book entry, in accordance with the customary practices of the Custodian and any securities depository (as defined in Rule 17f-4 under the 1940 Act) in which any Assets are deposited, the Assets that are deposited with such depositories. The cash to be transferred by Old Fund shall be delivered by wire transfer of federal funds at the Effective Time.

      2.3 Corporation shall direct DST Systems, Inc., Corporation's transfer agent ("CORPORATION TRANSFER AGENT"), to deliver at the Closing a certificate of an authorized officer stating that its records contain the number (rounded to the [third] decimal place) of outstanding Old Fund Shares each Shareholder owned immediately before the Closing.

      2.4 Corporation shall deliver to Trust at the Closing a certificate of Corporation's Treasurer setting forth information (including adjusted basis and holding period, by lot) concerning the Assets, including all portfolio securities, on Old Fund's books immediately before the Closing.

      2.5 Each Investment Company shall deliver to the other at the Closing a certificate executed in its name by its President or a Vice President in form and substance reasonably satisfactory to the recipient and dated the date of the Closing, to the effect that the representations and warranties it made in this Agreement are true and correct at the Effective Time except as they may be affected by the transactions contemplated by this Agreement.

3.    REPRESENTATIONS AND WARRANTIES
      ------------------------------

      3.1 Corporation, on Old Fund's behalf, represents and warrants to Trust, on New Fund's behalf, as follows:

   (a) Corporation is a corporation that is duly incorporated, validly existing, and in good standing under the laws of the State of Maryland; and its Articles of Incorporation ("ARTICLES") are on file with that state's Department of Assessments and Taxation;

   (b) Corporation is duly registered as an open-end management investment company under the 1940 Act, and such registration will be in full force and effect at the Effective Time;

   (c)  Old Fund is a duly established and designated series of Corporation;

   (d) At the Effective Time, Corporation, on Old Fund's behalf, will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer, and deliver the Assets hereunder free of any liens or other encumbrances (except securities that are subject to "securities loans" as referred to in section 851(b)(2) of the Code or that are restricted to resale by their terms); and on delivery and payment for the Assets, Trust, on New Fund's behalf, will acquire good and marketable title thereto;

   (e) Old Fund is not engaged currently, and Corporation's execution, delivery, and performance of this Agreement will not result, in (1) a material violation of the Articles or Corporation's By-Laws (collectively, "CORPORATION GOVERNING DOCUMENTS") or of any agreement, indenture, instrument, contract, lease, or other undertaking to which Corporation, on Old Fund's behalf, is a party or by which it is bound or
        (2) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment, or decree to which Corporation, on Old Fund's behalf, is a party or by which it is bound;

   (f) All material contracts and other commitments of Old Fund (other than this Agreement and certain investment contracts, including options, futures, and forward contracts) will terminate, or provision for discharge of any liabilities of Old Fund thereunder will be made, at or before the Effective Time, without either Fund's incurring any liability or penalty with respect thereto and without diminishing or releasing any rights Corporation, on Old Fund's behalf, may have had with respect to actions taken or omitted or to be taken by any other party thereto before the Closing;

   (g) No litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against Corporation with respect to Old Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business; and Corporation, on Old Fund's behalf, knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions herein contemplated, except as otherwise disclosed to Trust;

   (h) Old Fund's Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Portfolio of Investments at and for the year ended on December 31, 2004, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, and present fairly, in all material respects, Old Fund's financial condition as of such date in accordance with generally accepted accounting principles consistently applied ("GAAP"); and to Corporation's management's best knowledge and belief, there are no known contingent liabilities, debts, obligations, or duties of Old Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date that are not disclosed therein;

   (i) Since December 31, 2004, there has not been any material adverse change in Old Fund's financial condition, assets, liabilities, or business, other than changes occurring in the ordinary course of business, or any incurrence by Old Fund of indebtedness maturing more than one year from the date such indebtedness was incurred; for purposes of this subparagraph, a decline in net asset value per Old Fund Share due to declines in market values of securities Old Fund holds, the discharge of Old Fund liabilities, or the redemption of Old Fund Shares by its shareholders shall not constitute a material adverse change;

   (j) At the Effective Time, all federal and other tax returns, dividend reporting forms, and other tax-related reports of Old Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on such returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of Corporation's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

   (k) Old Fund is a "fund" as defined in section 851(g)(2) of the Code; for each taxable year of its operation, Old Fund has met (or, for its current taxable year, will meet) the requirements of Subchapter M of Chapter 1 of the Code for qualification as a regulated investment company ("RIC") and has been (or will be) eligible to and has computed (or will compute) its federal income tax under section 852 of the Code; from the time Corporation's Board approved the transactions contemplated by this Agreement ("APPROVAL TIME") through the Effective Time, Old Fund will invest its assets in a manner that ensures its compliance with the foregoing; from the time it commenced operations through the Effective Time, Old Fund has conducted and will conduct its "historic business" (within the meaning of section 1.368-1(d)(2) of the Regulations) in a substantially unchanged manner; from the Approval Time through the Effective Time, Old Fund will not (a) dispose of and/or acquire any assets (i) for the purpose of satisfying New Fund's investment objective or policies or (ii) for any other reason except in the ordinary course of its business as a RIC or (b) otherwise change its historic investment policies; the substantial turnover in the assets of the Aquinas Growth Fund since the beginning of 2005 was not related in any way to the Reorganization in which that Old Fund is participating and instead was the result of the engagement of a new portfolio manager, which also was totally unrelated to that Reorganization; and Old Fund has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it;

   (l) All issued and outstanding Old Fund Shares are, and at the Effective Time will be, duly and validly issued and outstanding, fully paid, and non-assessable by Corporation and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the Securities Act of 1933, as amended ("1933 ACT"), and state securities laws; all issued and outstanding Old Fund Shares will, at the Effective Time, be held by the persons and in the amounts set forth in Corporation Transfer Agent's records, as provided in paragraph 2.3; and Old Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Old Fund Shares, nor is there outstanding any security convertible into any Old Fund Shares;

   (m) Old Fund incurred the Liabilities, which are associated with the Assets, in the ordinary course of its business;

   (n) Old Fund is not under the jurisdiction of a court in a "title 11 or similar case" (as defined in section 368(a)(3)(A) of the Code);

   (o) During the five-year period ending at the Effective Time, (1) neither Old Fund nor any person "related" (within the meaning of section 1.368-1(e)(3) of the Regulations) to it will have acquired Old Fund Shares, either directly or through any transaction, agreement, or arrangement with any other person, with consideration other than New Fund Shares or Old Fund Shares, except for shares redeemed in the ordinary course of Old Fund's business as a series of an open-end investment company as required by section 22(e) of the 1940 Act, and (2) no distributions will have been made with respect to Old Fund Shares, other than normal, regular dividend distributions made pursuant to Old Fund's historic dividend-paying practice and other distributions that qualify for the deduction for dividends paid (within the meaning of section 561 of the Code) referred to in sections 852(a)(1) and 4982(c)(1)(A) of the Code;

   (p) Not more than 25% of the value of Old Fund's total assets (excluding cash, cash items, and U.S. government securities) is invested in the stock and securities of any one issuer, and not more than 50% of the value of such assets is invested in the stock and securities of five or fewer issuers;

   (q)  Corporation's current prospectus and statement of additional information
        (1) conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and (2) as of the date on which they were issued did not contain, and as supplemented by any supplement thereto dated before or on the date of the Closing do not contain, any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

   (r) The REGISTRATION STATEMENT (as defined in paragraph 3.3(a)) (other than written information provided by Trust for inclusion therein) will, on its effective date, at the Effective Time, and at the time of the SHAREHOLDERS MEETING (as defined in paragraph 4.1), not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; and

   (s) New Fund Shares are not being acquired for the purpose of any distribution thereof, other than in accordance with the terms hereof.

      3.2    Trust,   on  New  Fund's   behalf,   represents   and  warrants  to
Corporation, on Old Fund's behalf, as follows:

   (a) Trust is a statutory trust that is duly organized, validly existing, and in good standing under the laws of the State of Delaware; and its Certificate of Trust has been duly filed in the office of the Secretary of State thereof;

   (b) Trust is duly registered as an open-end management investment company under the 1940 Act, and such registration will be in full force and effect at the Effective Time;

   (c) Before the Effective Time, New Fund will be a duly established and designated series of Trust;

   (d) New Fund has not commenced operations and will not do so until after the Closing;

   (e) Before the Closing, there will be no (1) issued and outstanding New Fund Shares, (2) options, warrants, or other rights to subscribe for or purchase any New Fund Shares, (3) security convertible into any New Fund Shares, or (4) any other securities issued by New Fund, except the Initial Shares;

   (f) No consideration other than New Fund Shares (and New Fund's assumption of the Liabilities) will be issued in exchange for the Assets in the Reorganization;

   (g) New Fund is not engaged currently, and Trust's execution, delivery, and performance of this Agreement will not result, in (1) a material violation of Trust's Agreement and Declaration of Trust ("DECLARATION") or By-Laws (collectively, "TRUST GOVERNING DOCUMENTS") or of any agreement, indenture, instrument, contract, lease, or other undertaking to which Trust, on New Fund's behalf, is a party or by which it is bound or (2) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment, or decree to which Trust, on New Fund's behalf, is a party or by which it is bound;

   (h) No litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against Trust with respect to New Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business; and Trust, on New Fund's behalf, knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

   (i) New Fund will be a "fund" as defined in section 851(g)(2) of the Code; it will meet the requirements of Subchapter M of Chapter 1 of the Code for qualification as a RIC for its taxable year in which the
        Reorganization occurs; and it intends to continue to meet all such requirements for the next taxable year;

   (j) New Fund has no plan or intention to issue additional New Fund Shares following the Reorganization except for shares issued in the ordinary course of its business as a series of an open-end investment company; nor does New Fund, or any person "related" (within the meaning of section 1.368-1(e)(3) of the Regulations) to it, have any plan or intention to acquire -- during the five-year period beginning at the Effective Time, either directly or through any transaction, agreement, or arrangement with any other person -- with consideration other than New Fund Shares, any New Fund Shares issued to the Shareholders pursuant to the Reorganization, except for redemptions in the ordinary course of such business as required by section 22(e) of the 1940 Act;

   (k) Following the Reorganization, New Fund (1) will continue Old Fund's "historic business" (within the meaning of section 1.368-1(d)(2) of the Regulations) and (2) will use a significant portion of Old Fund's "historic business assets" (within the meaning of section 1.368-1(d)(3) of the Regulations) in a business; moreover, New Fund (3) has no plan or intention to sell or otherwise dispose of any of the Assets, except for dispositions made in the ordinary course of that business and dispositions necessary to maintain its status as a RIC, and (4) expects to retain substantially all the Assets in the same form as it receives them in the Reorganization, unless and until subsequent investment circumstances suggest the desirability of change or it becomes necessary to make dispositions thereof to maintain such status;

   (l) There is no plan or intention for New Fund to be dissolved or merged into another statutory or business trust or a corporation or any "fund" thereof (as defined in section 851(g)(2) of the Code) following the Reorganization;

   (m) During the five-year period ending at the Effective Time, neither New Fund nor any person "related" (within the meaning of section 1.368-1(e)(3) of the Regulations) to it will have acquired Old Fund Shares with consideration other than New Fund Shares;

   (n) Assuming the truthfulness and correctness of Corporation's representation and warranty in paragraph 3.1(p), immediately after the Reorganization (1) not more than 25% of the value of New Fund's total assets (excluding cash, cash items, and U.S. government securities) will be invested in the stock and securities of any one issuer and (2) not more than 50% of the value of such assets will be invested in the stock and securities of five or fewer issuers;

   (o) New Fund Shares to be issued and delivered to Old Fund, for the Shareholders' account, pursuant to the terms hereof, (1) will at the Effective Time have been duly authorized and duly registered under the federal securities laws (and appropriate notices respecting them will have been duly filed under applicable state securities laws) and (2) when so issued and delivered, will be duly and validly issued and outstanding New Fund Shares and will be fully paid and non-assessable by Trust;

   (p) The Registration Statement (other than written information provided by Corporation for inclusion therein) will, on its effective date, at the Effective Time, and at the time of the Shareholders Meeting, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; and

   (q) The Declaration permits Trust to vary its shareholders' investment therein; and Trust does not have a fixed pool of assets -- each series thereof (including New Fund after it commences operations) is a managed portfolio of securities, and Adviser has the authority to buy and sell securities for it.

      3.3    Each  Investment   Company,   on  its  respective   Fund's  behalf,
represents and warrants to the other Investment Company, on its respective Fund's behalf, as follows:

   (a) No governmental consents, approvals, authorizations, or filings are required under the 1933 Act, the Securities Exchange Act of 1934, as amended ("1934 ACT"), the 1940 Act, or state securities laws for its execution or performance of this Agreement, except for (1) Trust's filing with the Commission of a registration statement on Form N-14 relating to New Fund Shares issuable hereunder, and any supplement or amendment thereto ("REGISTRATION STATEMENT"), and (2) such consents, approvals, authorizations, and filings as have been made or received or as may be required subsequent to the Effective Time;

   (b) The fair market value of the New Fund Shares each Shareholder receives will be approximately equal to the fair market value of its Old Fund Shares it actually or constructively surrenders in exchange therefor;

   (c) Its management (1) is unaware of any plan or intention of the Shareholders to redeem, sell, or otherwise dispose of (i) any portion of their Old Fund Shares before the Reorganization to any person "related" (within the meaning of section 1.368-1(e)(3) of the Regulations) to either Fund or (ii) any portion of the New Fund Shares they receive in the Reorganization to any person "related" (within such meaning) to New Fund, (2) does not anticipate dispositions of those New Fund Shares at the time of or soon after the Reorganization to exceed the usual rate and frequency of dispositions of shares of Old Fund as a series of an open-end investment company, (3) expects that the percentage of interests, if any, that will be disposed of as a result of or at the time of the Reorganization will be DE MINIMIS, and (4) does not anticipate that there will be extraordinary redemptions of New Fund Shares immediately following the Reorganization;

   (d) The Shareholders will pay their own expenses, if any, incurred in connection with the Reorganization;

   (e) The fair market value of the Assets on a going concern basis will equal or exceed the Liabilities to be assumed by New Fund and those to which the Assets are subject;

   (f) None of the compensation received by any Shareholder who is an employee of or service provider to Old Fund will be separate consideration for, or allocable to, any of Old Fund Shares that Shareholder held; none of New Fund Shares any such Shareholder receives will be separate consideration for, or allocable to, any employment agreement, investment advisory agreement, or other service agreement; and the compensation paid to any such Shareholder will be for services actually rendered and will be commensurate with amounts paid to third parties bargaining at arm's-length for similar services;

   (g) Neither Fund will be reimbursed for any expenses incurred by it or on its behalf in connection with the Reorganization unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B.
        187) ("REORGANIZATION EXPENSES");

   (h) The aggregate value of the acquisitions, redemptions, and distributions limited by paragraphs 3.1(o), 3.2(j), and 3.2(m) will not exceed 50% of the value (without giving effect to such acquisitions, redemptions, and distributions) of the proprietary interest in Old Fund at the Effective Time;

   (i)  Immediately   following   consummation   of  the   Reorganization,   the
        Shareholders will own all New Fund Shares and will own such shares solely by reason of their ownership of Old Fund Shares immediately before the Reorganization; and

   (j) Immediately following consummation of the Reorganization, New Fund will hold the same assets -- except for assets used to pay the Funds' expenses incurred in connection with the Reorganization -- and be subject to the same liabilities that Old Fund held or was subject to immediately before the Reorganization, plus any liabilities for such expenses; and such excepted assets, together with the amount of all redemptions and distributions (other than regular, normal dividends) Old Fund makes immediately preceding the Reorganization, will, in the aggregate, constitute less than 1% of its net assets.

4.    COVENANTS
      ---------

      4.1 Corporation covenants to call a meeting of Old Fund's shareholders to consider and act on this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein ("SHAREHOLDERS MEETING").

      4.2   Corporation   covenants  that  New  Fund  Shares  to  be  delivered
hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms hereof.

      4.3 Corporation covenants that it will assist Trust in obtaining information Trust reasonably requests concerning the beneficial ownership of Old Fund Shares.

      4.4 Corporation covenants that it will turn over its books and records (including all books and records required to be maintained under the 1940 Act and the rules and regulations thereunder) to Trust at the Closing.

      4.5    Each  Investment  Company  covenants to cooperate in preparing  the
Registration   Statement  in  compliance  with  applicable   federal  and  state
securities laws.

      4.6 Each Investment Company covenants that it will, from time to time, as and when requested by the other Investment Company, execute and deliver or cause to be executed and delivered all assignments and other instruments, and will take or cause to be taken further action, the other Investment Company deems necessary or desirable in order to vest in, and confirm to, (a) New Fund, title to and possession of all the Assets, and (b) Old Fund, title to and possession of New Fund Shares to be delivered hereunder, and otherwise to carry out the intent and purpose hereof.

      4.7 Trust covenants to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and state securities laws it deems appropriate to continue its operations after the Effective Time.

      4.8 Subject to this Agreement, each Investment Company covenants to take or cause to be taken all actions, and to do or cause to be done all things, reasonably necessary, proper, or advisable to consummate and effectuate the transactions contemplated hereby.

5.    CONDITIONS PRECEDENT
      --------------------

      Each Investment Company's obligations hereunder shall be subject to (a) performance by the other Investment Company of all its obligations to be performed hereunder at or before the Closing, (b) all representations and warranties of the other Investment Company contained herein being true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated hereby, as of the Effective Time, with the same force and effect as if made at and as of such time, and (c) the following further conditions that, at or before such time:

      5.1 All necessary filings shall have been made with the Commission and state securities authorities, and no order or directive shall have been received that any other or further action is required to permit the parties to carry out the transactions contemplated hereby. The Registration Statement shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued, and, to each Investment Company's best knowledge, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened, or contemplated under the 1933 Act, and the Commission shall not have issued an unfavorable report with respect to the Reorganization under section 25(b) of the 1940 Act nor instituted any proceedings seeking to enjoin consummation of the transactions contemplated hereby under section 25(c) of the 1940 Act. All consents, orders, and permits of federal, state, and local regulatory authorities (including the Commission and state securities authorities) either Investment Company deems necessary to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain same would not involve a risk of a material adverse effect on either Fund's assets or properties;

      5.2 At the Effective Time, no action, suit, or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or to obtain damages or other relief in connection with, the transactions contemplated hereby;

      5.3 Trust shall have received an opinion of Foley & Lardner LLP ("CORPORATION COUNSEL") substantially to the effect that:

   (a) Old Fund is a duly established series of Corporation, a corporation that is validly existing and in good standing under the laws of the State of Maryland;

   (b) This Agreement has been duly authorized and adopted by Corporation on Old Fund's behalf;

   (c) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, materially violate any provision of the Corporation Governing Documents or, to Corporation Counsel's knowledge, violate any obligation of Corporation under the express terms of any court order that names Corporation and is specifically directed to it or its property, except as set forth in such opinion;

   (d) To Corporation Counsel's knowledge (without any independent inquiry or investigation), no consent, approval, authorization, or order of any court or governmental authority is required for the consummation by Corporation, on Old Fund's behalf, of the transactions contemplated herein, except any that have been obtained and are in effect and exclusive of any required under state securities laws;

   (e) Corporation is registered with the Commission as an investment company, and to Corporation Counsel's knowledge no order has been issued or proceeding instituted to suspend either such registration; and

   (f) To Corporation Counsel's knowledge (without any independent inquiry or investigation), as of the date of the opinion, there is no action or proceeding pending before any court or governmental agency, or overtly threatened in writing against Corporation (with respect to Old Fund) or any of its properties or assets attributable or allocable to Old Fund that seeks to enjoin the performance or affect the enforceability of this Agreement, except as set forth in such opinion.

In rendering such opinion, Corporation Counsel need not undertake any independent investigation, examination, or inquiry to determine the existence or absence of any facts, need not cause a search to be made of court records or liens in any jurisdiction with respect to Corporation or Old Fund, and may (1) rely, as to matters governed by the laws of the State of Maryland, on an opinion of competent Maryland, (2) make assumptions that the execution, delivery, and performance of any agreement, instrument, or document by any person or entity other than Corporation has been duly authorized, (3) make assumptions regarding the authenticity, genuineness, and/or conformity of documents and copies thereof without independent verification thereof and other assumptions customary for opinions of this type, (4) limit such opinion to applicable federal and state law, (5) define the word "knowledge" and related terms to mean the actual knowledge of attorneys then with Corporation Counsel who have devoted substantive attention to matters directly related to this Agreement and the Reorganization and not to include matters as to which such attorneys could be deemed to have constructive knowledge, and (6) rely as to matters of fact on certificates of public officials and statements contained in officers' certificates;

      5.4 Corporation shall have received an opinion of Kirkpatrick & Lockhart Nicholson Graham LLP ("TRUST COUNSEL") substantially to the effect that:

   (a) New Fund is a duly established series of Trust, a statutory trust that is validly existing as a statutory trust under the laws of the State of Delaware;

   (b) This Agreement has been duly authorized and adopted by Trust on New Fund's behalf;

   (c) The New Fund Shares to be issued and distributed to the Shareholders under this Agreement have been duly authorized and, on their issuance and delivery in accordance with this Agreement, will be validly issued, fully paid, and non-assessable;

   (d) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, materially violate any provision of the Trust Governing Documents or, to Trust Counsel's knowledge, violate any obligation of Trust under the express terms of any court order that names Trust and is specifically directed to it or its property, except as set forth in such opinion;

   (e) To Trust Counsel's knowledge (without any independent inquiry or investigation), no consent, approval, authorization, or order of any court or governmental authority is required for the consummation by Trust, on New Fund's behalf, of the transactions contemplated herein, except any that have been obtained and are in effect and exclusive of any required under state securities laws;

   (f) Trust is registered with the Commission as an investment company, and to Trust Counsel's knowledge no order has been issued or proceeding instituted to suspend either such registration; and

   (g) To Trust Counsel's knowledge (without any independent inquiry or investigation), as of the date of the opinion, there is no action or proceeding pending before any court or governmental agency, or overtly threatened in writing against Trust (with respect to New Fund) or any of its properties or assets attributable or allocable to New Fund that seeks to enjoin the performance or affect the enforceability of this Agreement, except as set forth in such opinion.

In rendering such opinion, Trust Counsel need not undertake any independent investigation, examination, or inquiry to determine the existence or absence of any facts, need not cause a search to be made of court records or liens in any jurisdiction with respect to Trust or New Fund, and may (1) rely, as to matters governed by the laws of the State of Delaware, on an opinion of competent
Delaware counsel, (2) make assumptions that the execution, delivery, and performance of any agreement, instrument, or document by any person or entity other than Trust has been duly authorized, (3) make assumptions regarding the authenticity, genuineness, and/or conformity of documents and copies thereof without independent verification thereof and other assumptions customary for opinions of this type, (4) limit such opinion to applicable federal and state law, (5) define the word "knowledge" and related terms to mean the actual knowledge of attorneys then with Trust Counsel who have devoted substantive attention to matters directly related to this Agreement and the Reorganization and not to include matters as to which such attorneys could be deemed to have constructive knowledge, and (6) rely as to matters of fact on certificates of public officials and statements contained in officers' certificates;

      5.5 The Investment Companies shall have received an opinion of Trust Counsel as to the federal income tax consequences mentioned below ("TAX OPINION"). In rendering the Tax Opinion, Trust Counsel may rely as to factual matters, exclusively and without independent verification, on the representations and warranties made in this Agreement, which Trust Counsel may treat as representations and warranties made to it, and in separate letters addressed to Trust Counsel. The Tax Opinion shall be substantially to the effect that, based on the facts and assumptions stated therein and conditioned on consummation of the Reorganization in accordance with this Agreement, for federal income tax purposes:

   (a) New Fund's acquisition of the Assets in exchange solely for New Fund Shares and its assumption of the Liabilities, followed by Old Fund's distribution of those shares PRO RATA to the Shareholders actually or constructively in exchange for their Old Fund Shares, will qualify as a "reorganization" (as defined in section 368(a)(1)(F) of the Code), and each Fund will be "a party to a reorganization" within the meaning of section 368(b) of the Code;

   (b) Old Fund will recognize no gain or loss on the transfer of the Assets to New Fund in exchange solely for New Fund Shares and New Fund's assumption of the Liabilities or on the subsequent distribution of those shares to the Shareholders in exchange for their Old Fund Shares;

   (c)  New Fund will  recognize no gain or loss on its receipt of the Assets in
        exchange   solely  for  New  Fund  Shares  and  its  assumption  of  the
        Liabilities;

   (d) New Fund's basis in each Asset will be the same as Old Fund's basis therein immediately before the Reorganization, and New Fund's holding period for each Asset will include Old Fund's holding period therefor;

   (e)  A Shareholder  will recognize no gain or loss on the exchange of all its
        Old  Fund   Shares   solely  for  New  Fund   Shares   pursuant  to  the
        Reorganization;

   (f) A Shareholder's aggregate basis in the New Fund Shares it receives in the Reorganization will be the same as the aggregate basis in its Old Fund Shares it actually or constructively surrenders in exchange for those New Fund Shares, and its holding period for those New Fund Shares will include, in each instance, its holding period for those Old Fund Shares, provided the Shareholder holds them as capital assets at the Effective Time; and

   (g) For purposes of section 381 of the Code, New Fund will be treated as if there had been no Reorganization. Accordingly, the Reorganization will not result in the termination of Old Fund's taxable year, Old Fund's tax attributes enumerated in section 381(c) of the Code will be taken into account by New Fund as if there had been no Reorganization, and the part of Old Fund's taxable year before the Reorganization will be included in New Fund's taxable year after the Reorganization.

Notwithstanding subparagraphs (b) and (d), the Tax Opinion may state that no opinion is expressed as to the effect of the Reorganization on the Funds or any Shareholder with respect to any Asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting;

      5.6 Before the Closing, Trust's Board shall have authorized the issuance of, and New Fund shall have issued, one New Fund Share ("INITIAL SHARE") to Adviser or an affiliate thereof in consideration of the payment of $10.00 to vote on the investment advisory agreement, service and distribution plan, and other agreements and plans referred to in paragraph 5.7 and to take whatever other action it may be required to take as New Fund's sole shareholder;

      5.7 Trust (on behalf of and with respect to New Fund) shall have entered into, or adopted, as appropriate, an investment advisory agreement, a service and distribution plan pursuant to Rule 12b-1 under the 1940 Act, and other agreements and plans necessary for New Fund's operation as a series of an open-end investment company. Each such contract and agreement shall have been approved by Trust's Board and, to the extent required by law (as interpreted by Commission staff positions), by its trustees who are not "interested persons" (as defined in the 1940 Act) thereof and by Adviser or its affiliate as New Fund's sole shareholder; and

      5.8 At any time before the Closing, either Investment Company may waive any of the foregoing conditions (except those set forth in paragraphs 5.1 and 5.5) if, in the judgment of its Board, such waiver will not have a material adverse effect on its Fund's shareholders' interests.

6.    BROKERAGE FEES AND EXPENSES
      ---------------------------

      6.1. Each Investment Company represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

      6.2. The Reorganization Expenses shall be borne by Adviser. The Reorganization Expenses include costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement, printing and distributing New Fund's prospectus and Old Fund's proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders meetings. Notwithstanding the foregoing, expenses shall be paid by the party directly incurring them if and to the extent that the payment thereof by another person would result in such party's disqualification as a RIC or would prevent the Reorganization from qualifying as a tax-free reorganization.

7.    ENTIRE AGREEMENT; SURVIVAL
      --------------------------

      Neither Investment Company has made any representation, warranty, or covenant not set forth herein, and this Agreement constitutes the entire agreement between the Investment Companies. The representations, warranties, and covenants contained herein or in any document delivered pursuant hereto or in connection herewith shall survive the Closing.

8.    TERMINATION
      -----------

      This Agreement may be terminated at any time at or before the Closing:

      8.1 By either Investment Company (a) in the event of the other Investment Company's material breach of any representation, warranty, or covenant contained herein to be performed at or before the Closing, (b) if a condition to its obligations has not been met and it reasonably appears that such condition will not or cannot be met, or (c) if the Closing has not occurred on or before [____ __], 2005, or such other date as to which the Investment Companies agree; or

      8.2    By the Investment Companies' mutual agreement.

In the event of termination under paragraphs 8.1(c) or 8.2, neither Investment Company (nor its trustees/directors, officers, or shareholders) shall have any liability to the other Investment Company.

9.    AMENDMENTS
      ----------

      The Investment Companies may amend, modify, or supplement this Agreement at any time in any manner they mutually agree on in writing, notwithstanding Old Fund's shareholders' approval thereof; provided that, following such approval no such amendment, modification, or supplement shall have a material adverse effect on the Shareholders' interests.

10.   SEVERABILITY
      ------------

      Any term or provision of this Agreement that is invalid or unenforceable in any jurisdiction shall, as to such jurisdiction, be ineffective to the extent of such invalidity or unenforceability without rendering invalid or unenforceable the remaining terms and provisions of this Agreement or affecting the validity or enforceability of any of the terms and provisions of this Agreement in any other jurisdiction.

11.   MISCELLANEOUS
      -------------

      11.1 This Agreement shall be construed and interpreted in accordance with the internal laws of the State of Delaware; provided that, in the case of any conflict between those laws and the federal securities laws, the latter shall govern.

      11.2 Nothing expressed or implied herein is intended or shall be construed to confer on or give any person, firm, trust, or corporation other than each Investment Company (on its respective Fund's behalf) and its respective successors and assigns any rights or remedies under or by reason of this Agreement.

      11.3 Notice is hereby given that this instrument is executed and delivered on behalf of Trust's trustees solely in their capacities as trustees and not individually. Each Investment Company's obligations under this instrument are not binding on or enforceable against any of its trustees/directors, officers, or shareholders or any series of the Investment Company other than its Fund but are only binding on and enforceable against its Fund's property. Each Investment Company, in asserting any rights or claims under this Agreement on its Fund's behalf, shall look only to the other Fund's property in settlement of such rights or claims and not to the property of any other series of the other Investment Company or to such trustees/directors, officers, or shareholders.

      11.4 This Agreement may be executed in one or more counterparts, all of which shall be considered one and the same agreement, and shall become effective when one or more counterparts have been executed by each Investment Company and delivered to the other Investment Company. The headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

      IN WITNESS WHEREOF, each party has caused this Agreement to be executed and delivered by its duly authorized officer as of the day and year first written above.


                                    LKCM FUNDS, on behalf of each of its
                                    series listed on Schedule A



                                    By:
                                         -------------------
                                          [Name of officer]
                                          [Title]



                                    THE AQUINAS FUNDS, INC., on behalf
                                    of each of its series listed on Schedule A



                                    By:
                                         -------------------
                                          [Name of officer]
                                          [Title]


Solely for purposes of Section  6.2:
LUTHER KING CAPITAL MANAGEMENT CORPORATION



By:
     -------------------------
      [Name of officer]
      [Title]

                                   SCHEDULE A



              OLD FUNDS                                NEW FUNDS

   (EACH A SERIES OF CORPORATION)               (EACH A SERIES OF TRUST)
--------------------------------------   ---------------------------------------


         Aquinas Value Fund                     LKCM Aquinas Value Fund

         Aquinas Growth Fund                    LKCM Aquinas Growth Fund

       Aquinas Small-Cap Fund                 LKCM Aquinas Small Cap Fund

      Aquinas Fixed Income Fund              LKCM Aquinas Fixed Income Fund

                                   APPENDIX B

             SHARES OUTSTANDING OF EACH AQUINAS FUND ON RECORD DATE
             ------------------------------------------------------

As of ___________, 2005, there were the following number of shares outstanding of each Aquinas Fund:

                                         APPENDIX C

                    OWNERSHIP OF SHARES OF EACH AQUINAS FUND
                    ----------------------------------------

SIGNIFICANT HOLDERS

     Listed below is the name, address and percent ownership of each person who, as of __________, to the best knowledge of the Aquinas Funds owned 5% or more of any class of the outstanding shares of an Aquinas Fund. A shareholder who owns beneficially 25% or more of the outstanding securities of an Aquinas Fund is presumed to "control" that fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

  NAME AND ADDRESS     CLASS OF SHARES    NUMBER OF SHARES     PERCENT OWNED OF
  ----------------     ---------------        OWNED                 RECORD
                                              -----                 ------


     [FOR EACH CONTROL PERSON (INCLUDING 25% HOLDERS), NEED TO GIVE THE STATE OR SOVEREIGN POWER UNDER THE LAWS OF WHICH IT IS ORGANIZED AND LIST ALL ITS PARENTS.]

SHARE OWNERSHIP BY EXECUTIVE OFFICERS AND DIRECTORS

     To the best knowledge of the Aquinas Funds, the ownership of shares of the Aquinas Funds by executive officers and the directors of the Aquinas Funds as a group constituted less than 1% of the outstanding shares of each Aquinas Fund as of _________.

                                         APPENDIX D

            LKCM FUNDS' PURCHASE, EXCHANGE AND REDEMPTION PROCEDURES

PURCHASE OF SHARES

     You may purchase shares of each New Fund at the net asset value ("NAV") per share next determined after receipt of the purchase order. Each New Fund determines NAV as of the close of normal trading of the New York Stock Exchange ("NYSE") (generally 4:00 P.M. Eastern Time) each day that the NYSE is open for business.

INITIAL INVESTMENTS

     The New Funds are offered through financial intermediaries who have entered into agreements with their distributor, directly from LKCM Funds and from certain other distribution channels.

     THROUGH YOUR FINANCIAL ADVISER. You may invest in shares of the New Funds by contacting your financial adviser. Your financial adviser can help you open a new account and help you review your financial needs and formulate long-term investment goals and objectives. Investors may be charged a fee if they effect transactions in New Fund shares through a broker or agent.

     The New Funds have authorized certain broker-dealers to receive on their behalf purchase and redemption orders of New Fund shares. These broker-dealers may designate intermediaries to receive New Fund orders. The New Funds are deemed to have received purchase and redemption orders for New Fund shares when an authorized broker-dealer, its designee, or the transfer agent receives such orders. All such orders are executed at the next NAV calculated after the order is received by an authorized broker-dealer, its designee or transfer agent.

     BY MAIL. YOU MAY OPEN AN ACCOUNT BY COMPLETING AND SIGNING AN ACCOUNT REGISTRATION FORM, AND MAILING IT, TOGETHER WITH A CHECK ($5,000 MINIMUM INITIAL INVESTMENT) PAYABLE TO LKCM FUNDS. YOUR ORDER WILL NOT BE ACCEPTED UNTIL THE COMPLETED ACCOUNT REGISTRATION FORM IS RECEIVED BY THE FUNDS OR THE TRANSFER AGENT.


     By regular mail to:*                   By  express,   registered   or
     ------------------                     ------------------------------
                                            certified mail to:*
                                            -----------------
     LKCM Funds - Fund name                 LKCM Funds  - Fund name
     c/o U.S. Bancorp Fund Services, LLC    c/o U.S. Bancorp Fund Services, LLC
     P.O. Box 701                           615 East Michigan Street, 3rd Floor
     Milwaukee, WI 53201-0701               Milwaukee, WI 53202


     *The New Funds do not consider the U.S. Postal Service or other independent delivery services to be its agents.

     Once a New Fund receives and accepts your Registration Form in the mail, your payment for shares will be credited to your account at the NAV per share of the New Fund next determined after receipt. If you purchase shares using a check and soon after make a redemption request, the New Funds will honor the redemption request at the next determined NAV, but will not mail you the proceeds until your purchase check has cleared (usually within 15 days). The New Funds will not accept payment in cash or money orders. The New Funds also do not accept cashier's checks. Also, to prevent check fraud, the New Funds will not accept third party checks, U.S. Treasury checks, credit card checks, travelers checks or starter checks for the purchase of shares. Payment should be made by check drawn on a U.S. bank, savings and loan or credit union. If your bank does not honor your check, you could be liable for any loss sustained by the New Funds, as well as a service charge imposed by the New Funds' transfer agent ("Transfer Agent") in the amount of $25.

     In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent will verify certain information on your Account Application as part of the New Funds' Anti-Money Laundering Program. As requested on the Registration Form, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing a P.O. Box will not be accepted. Please contact the Transfer Agent at
1-800-688-LKCM if you need additional assistance when completing your Registration Form.

     If we do not have a reasonable belief of the identity of a shareholder, the account will be rejected or you will not be allowed to perform a transaction on the account until such information is received. The New Funds may also reserve the right to close the account within 5 business days if clarifying information/documentation is not received.

     BY WIRE. If you are making your first investment in the New Funds, before you wire funds, the Transfer Agent must have a completed account application. You can mail or overnight deliver your account application to the Transfer Agent. Upon receipt of your completed account application, the Transfer Agent will establish an account for you. The account number assigned will be required as part of the instruction that should be given to your bank to send the wire. The wire must be received by 4:00 P.M. (Eastern Time) in order to receive the same day's NAV. Your bank must include both the name of the New Fund you are purchasing and your name so that monies can be correctly applied. Your bank should transmit funds by wire to:

         U.S. Bank, N.A.
         777 East Wisconsin Avenue
         Milwaukee, WI 53202
         ABA #075000022
         For credit to U.S. Bancorp Fund Services, LLC
         Account #112-952-137
         For further credit to LKCM Funds
            [Name of New Fund]
            [Shareholder account number]

     Federal fund purchases will be accepted only on a day on which the New Funds and the custodian are open for business. The New Funds are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system.

SUBSEQUENT INVESTMENTS

     BY MAIL OR WIRE. You may make additional investments at any time (minimum subsequent investment $500) by mailing a check payable to LKCM Funds to the address noted under "Initial Investments--By Mail." Additional investments may also be made by wire. Before sending your wire, please contact the Transfer Agent at 1-800-688-LKCM to advise them of your intent to wire funds. This will ensure prompt and accurate credit upon receipt of your wire. Instruct your bank to wire monies as outlined above.

     BY TELEPHONE. To make additional investments by telephone, you must check the appropriate box on your Account Registration Form authorizing telephone purchases. If you have given authorization for telephone transactions and your account has been open for at least 15 days, you may call LKCM Funds toll free at 1-800-688-LKCM to move money from your bank account to your Fund account upon request. Only bank accounts held at U.S. institutions that are Automated Clearing House ("ACH") members may be used for telephone transactions. For security reasons, requests by telephone will be recorded. Shares of a New Fund will be purchased in your account at the NAV determined on the day that your order is placed.

AUTOMATIC INVESTMENT PROGRAM

     The Automatic Investment Program permits investors that own shares of a New Fund with a value of $5,000 or more to purchase shares (minimum of $100 per transaction) at regular intervals selected by the investor. This program provides a convenient method to have monies deducted from your checking or savings account, for investment into a New Fund, on a monthly, bi-monthly, quarterly or semi-annual basis. Only bank accounts held at domestic institutions that are ACH members may be used for this option. If you wish to change the amount of your investment or to terminate the program, please contact the Transfer Agent five days prior to the effective date. A request to change bank information for the program requires a signature guarantee. Additionally, the Transfer Agent will charge a $25 fee for any payment returned. To establish the Automatic Investment Program, an investor must complete the appropriate sections of the Account Registration Form. For additional information on the Automatic Investment Program, please call 1-800-688-LKCM.

RETIREMENT PLANS

     The New Funds make available Individual Retirement Accounts ("IRAs"), including Simplified Employee Pension Plans, traditional IRAs, Roth IRAs and IRA "Rollover Accounts," offered by U.S. Bancorp Fund Services, LLC. Detailed information on these plans is available by calling LKCM Funds at 1-800-688-LKCM (option 1). Investors should consult with their own tax advisers before establishing a retirement plan.

OTHER PURCHASE INFORMATION

     Each New Fund reserves the right, in its sole discretion, to suspend the offering of its shares, to reject any purchase order, or to waive any minimum investment requirements.

     Purchases of each New Fund's shares will be made in full and fractional shares of the New Fund calculated to three decimal places. In the interest of economy and convenience, certificates for shares will not be issued except at the written request of the shareholder. Certificates for fractional shares will not be issued.

EXCHANGING SHARES

     You may exchange all or a portion of your investment from one New Fund to another Fund in LKCM Funds Family. Any new account established through an exchange will be subject to the minimum investment requirements described above. Exchanges will be executed on the basis of the relative NAV of the shares exchanged after your request for an exchange is received. An exchange is considered to be a sale of shares for federal income tax purposes on which you may realize a taxable gain or loss. The Transfer Agent charges a $5.00 fee for each exchange via telephone. Call LKCM Funds to learn more about exchanges.

     PLEASE NOTE: The New Funds are intended as a long-term investment vehicle and not to provide a means of speculating on short-term market movements. In addition, excessive trading can hurt a New Fund's performance and shareholders. Therefore, each Fund may terminate, without notice, the exchange privilege of any investor who uses the exchange privilege excessively (more than six times each year). The New Funds may change or temporarily suspend the exchange privilege during unusual market conditions.

REDEMPTION OF SHARES

     You may redeem shares of the New Funds by contacting your financial advisor, by mail or, if authorized, by telephone or wire. The New Funds do not charge a fee for making redemptions, except with respect to wire redemptions or redemptions made within 30 days.

     BY MAIL. You may redeem your shares by mailing a written request to:

     By regular mail to:                    By  express,   registered   or
     ------------------                     ------------------------------
                                            certified mail to:
                                            -----------------
     LKCM Funds - New Fund name             LKCM Funds  - New Fund name
     c/o U.S. Bancorp Fund Services, LLC    c/o U.S. Bancorp Fund Services, LLC
     P.O. Box 701                           615 East Michigan Street, 3rd Floor
     Milwaukee, WI 53201-0701               Milwaukee, WI 53202


     After your request is in "good order," the New Fund will redeem your shares at the next NAV. To be in "good order," redemption requests must include the following documentation:

     (a)  The share certificates, if issued;

      (b) A letter of instruction, if required, or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which they are registered;

     (c)  Any required signature guarantees; and

     (d) Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianship, corporations, pension and profit sharing plans, and other organizations.

     SIGNATURE GUARANTEES. To protect your account, the New Funds and U.S. Bancorp Fund Services, LLC from fraud, signature guarantees are required to enable the New Funds to verify the identity of the person that has authorized a redemption from an account. Signature guarantees are required for (1) redemptions where the proceeds are to be sent to someone other than the registered shareholder(s) or the registered address, (2) share transfer requests and (3) any redemption request if a change of address request has been received by the Transfer Agent within the last 15 days. A signature guarantee is also required when adding telephone redemption to an existing account or when adding or changing automated bank instructions to an existing account.

     Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (STAMP). A NOTARY PUBLIC IS NOT AN ACCEPTABLE SIGNATURE GUARANTOR. Please contact the New Funds at 1-800-688-LKCM (option 1) for further details.

     BY TELEPHONE OR WIRE. If you indicated on your Account Registration Form, or have subsequently arranged in writing to do so, you may redeem shares by calling LKCM Funds and requesting that the redemption proceeds be mailed to the primary registration address or wired directly to your bank. The Transfer Agent imposes a $15.00 fee for each wire redemption. Other redemption fees may be applicable. See the section titled "Other Redemption Information" below. The redemption proceeds will be paid to the same bank and account as designated on the Account Registration Form or in written instructions subsequently received by the New Funds. No telephone redemptions may be made within 15 days of any address change.

     If you would like to arrange for redemption by wire or telephone or change the bank or account designated to receive redemption proceeds, you must send a written request to the New Funds at the address listed above under "Redemption of Shares--By Mail." The investor must sign such requests, with signatures guaranteed. Further documentation may be requested.

     The New Funds reserve the right to refuse a wire or telephone redemption. Procedures for redeeming shares by wire or telephone may be modified or terminated at any time. The New Funds and the Transfer Agent will not be liable for any loss, liability, cost or expense for acting upon telephone instructions that are reasonably believed to be genuine. In attempting to confirm that telephone instructions are genuine, the New Funds will use such procedures as are considered reasonable, including recording those instructions and requesting information as to account registration. To the extent that the New Funds fail to use reasonable procedures as a basis for their belief, they may be liable for instructions that prove to be fraudulent or unauthorized.

     30-DAY REDEMPTION FEE. If you redeem shares of a New Fund and hold these shares less than 30 days after the date of purchase, you will be subject to a 1.00% redemption fee. This fee will be deducted from the proceeds of your redemption. The holding period will be determined on a "first-in, first-out" basis, meaning the Fund shares purchased first will be redeemed first. Shares of the New Funds held in qualified plans and accounts separately managed by the Adviser will not be subject to the redemption fee. The redemption fee is retained by the New Funds for the benefit of their long-term shareholders. Redemption fees will not apply to shares acquired through the reinvestment of dividends. Since the ability of the Transfer Agent to monitor and identify trades placed through retirement and omnibus accounts is limited, it is not possible or practicable to impose a redemption fee on these trades.

     OTHER REDEMPTION INFORMATION. Payment of the redemption proceeds will be made within seven calendar days after receipt of a redemption request in "good order." Redemption proceeds for shares of the New Funds purchased by check may not be distributed until payment for the purchase has been collected, which may take up to 15 business days. Shareholders can avoid this delay by utilizing the wire purchase option.

     Due to the relatively high cost of maintaining small accounts, the New Funds reserve the right to redeem shares in any account for their then-current value (which will be promptly paid to the investor) if at any time, due to redemption by the investor, the shares in the account do not have a value of at least $2,500. You will receive advance notice of a mandatory redemption and will be given at least 30 days to bring the value of the account up to at least $2,500.

     The New Funds may suspend the right of redemption or postpone the redemption date at times when the NYSE is closed (other than customary weekend and holiday closings) or under any emergency circumstances as determined by the SEC.

     The New Funds have reserved the right to redeem in kind (i.e., in securities) any redemption request during any 90-day period in excess of the lesser of: (i) $250,000 or (ii) 1% of a New Fund's NAV being redeemed.

TRANSFER OF REGISTRATION

     The registration of New Fund shares may be transferred by writing to LKCM Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53202-0701. As in the case of redemptions, the written request with signature guaranteed must be received in "good order."

                                   LKCM FUNDS

                             LKCM AQUINAS VALUE FUND
                            LKCM AQUINAS GROWTH FUND
                           LKCM AQUINAS SMALL CAP FUND
                         LKCM AQUINAS FIXED INCOME FUND

                         301 COMMERCE STREET, SUITE 1600
                             FORT WORTH, TEXAS 76102

                       STATEMENT OF ADDITIONAL INFORMATION

                                     TO THE

                          PROSPECTUS / PROXY STATEMENT

                               _____________, 2005






















     This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus / Proxy Statement ("Prospectus") of each of the above series of LKCM Funds (each a "Fund" and collectively the "Funds") dated ____________, 2005. A copy of the Prospectus may be obtained without charge by calling the Funds at (800) 688-LKCM.

                                TABLE OF CONTENTS
                                                                            Page
                                                                            ----
FUND ORGANIZATION..............................................................3

INVESTMENT LIMITATIONS.........................................................4

INVESTMENT OBJECTIVES AND POLICIES.............................................6

TRUSTEES AND OFFICERS OF THE LKCM FUNDS.......................................28

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS....................................32

PROXY VOTING PROCEDURES.......................................................32

INVESTMENT ADVISER............................................................34

PORTFOLIO TRANSACTIONS AND BROKERAGE..........................................37

PORTFOLIO MANAGERS............................................................38

PORTFOLIO TURNOVER............................................................40

CUSTODIAN.....................................................................40

ADMINISTRATOR.................................................................40

TRANSFER AGENT, DIVIDEND-DISBURSING AGENT AND FUND ACCOUNTANT.................40

DISTRIBUTOR...................................................................41

DISTRIBUTION PLANS............................................................41

CODE OF ETHICS................................................................41

PURCHASE AND PRICING OF SHARES................................................42

REDEMPTIONS IN KIND...........................................................45

TAXATION......................................................................45

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.................................48

FINANCIAL HIGHLIGHTS..........................................................48


     In deciding whether to invest in the Funds, you should rely on information in this Statement of Additional Information ("SAI") and the Prospectus. The Funds have not authorized others to provide additional information in any state or jurisdiction in which such offering may not legally be made.

                                FUND ORGANIZATION

DESCRIPTION OF SHARES AND VOTING RIGHTS

     The LKCM Funds (the "Trust") is an open-end, diversified, management investment company commonly referred to as a mutual fund. Each Fund is a separate series of the Trust, a Delaware statutory trust that was established by a Declaration of Trust dated February 10, 1994. Prior to April 29, 1998, the Trust was known as the LKCM Fund. The Declaration of Trust permits the Trustees of the Trust to issue an unlimited number of shares of beneficial interest, without par value, from an unlimited number of series ("Funds") of shares. Currently, the Trust offers nine series - Small Cap Equity Fund, Equity Fund, Balanced Fund, Fixed Income Fund, International Fund, Aquinas Value Fund, Aquinas Growth Fund, Aquinas Small Cap Fund and Aquinas Fixed Income Fund. The Small Cap Equity Fund and Equity Fund offer two classes of shares - the Institutional Class and the Adviser Class. This SAI relates only to the Aquinas Value Fund, Aquinas Growth Fund, Aquinas Small Cap Fund and Aquinas Fixed Income Fund.

     Pursuant to the Declaration of Trust, the Trustees may also authorize the creation of additional series of shares (the proceeds of which would be invested in separate, independently managed Funds with distinct investment objectives and policies and share purchase, redemption and net asset valuation procedures) with such preferences, privileges, limitations and voting and dividend rights as the Trustees may determine. All consideration received by the Trust for shares of any additional series, and all assets in which such consideration is invested, would belong to that series and would be subject to the liabilities related thereto.

     The Trustees, in their discretion, may authorize the division of shares of the Funds into different classes permitting shares of different classes to be distributed by different methods. Although shareholders of different classes would have an interest in the same Fund of assets, shareholders of different classes may bear different expenses in connection with different methods of distribution.

     When issued, the shares of the Funds are fully paid and non-assessable, have no preemptive or subscription rights and are fully transferable. There are no conversion rights. Each share of a Fund is entitled to participate equally in dividends and capital gains distributions and in the assets of the Fund in the event of liquidation. The shares of the Funds have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so. A shareholder is entitled to one vote for each full share held (and a fractional vote for each fractional share held), then standing in his name on the books of a Fund.

     The Funds are not required, and do not intend, to hold regular annual shareholder meetings. The Funds may hold special meetings for consideration of proposals requiring shareholder approval, such as changing fundamental policies, or upon the written request of 10% of the Trust's shares to replace their Trustees. The Funds will assist in shareholder communication in such matters to the extent required by law.

SHAREHOLDER AND TRUSTEE LIABILITY

     The Trust's Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees, but this disclaimer may not be effective in some jurisdictions or as to certain types of claims. The Declaration of Trust further provides for indemnification out of the Trust's property of any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.

     The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office.

                             INVESTMENT LIMITATIONS

ALL FUNDS

     In addition to the Funds' investment objectives as set forth in the Prospectus, the Funds are subject to the following restrictions, which are fundamental policies and may not be changed without the approval of a majority of a Fund's outstanding voting securities. As used herein, a "majority of a Fund's outstanding voting securities" means the lesser of: (1) at least 67% of the voting securities of a Fund present at a meeting if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of a Fund.

     As a matter of fundamental policy, each Fund will not:

     (1) invest in physical commodities or contracts on physical commodities;

     (2) purchase or sell real estate, although it may purchase and sell securities of companies that deal in real estate, other than real estate limited partnerships, and may purchase and sell marketable securities that are secured by interests in real estate;

     (3) make loans except: (i) by purchasing debt securities in accordance with its investment objective and policies or entering into repurchase agreements; or (ii) by lending their portfolio securities to banks, brokers, dealers and other financial institutions, so long as such loans are not inconsistent with the 1940 Act, or the rules and regulations or interpretations of the SEC thereunder;

     (4) with respect to 75% of its assets, purchase more than 10% of any class of the outstanding voting securities of any issuer;

     (5) with respect to 75% of its assets, invest more than 5% of its total assets in the securities of any single issuer (other than obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities);

     (6) borrow money, except (i) from banks and as a temporary measure for extraordinary or emergency purposes (not for leveraging or investment) or (ii) in connection with reverse repurchase agreements provided that
         (i) and (ii) in combination do not exceed 33 1/3% of the Fund's total assets (including the amount borrowed) less liabilities (exclusive of borrowings);

     (7) underwrite the securities of other issuers (except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended (the "Securities Act") in the disposition of restricted securities);

     (8) acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the Fund's total assets would be invested in securities of companies within such industry; provided, however, that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; and

     (9) issue senior securities, except that this limitation shall not apply to: (i) evidence of indebtedness which the Fund is permitted to incur;
         (ii) shares of the separate classes or series of the Trust; or (iii) collateral arrangements with respect to currency-related contracts, futures contracts, options or other permitted investments, including deposits of initial and variation margin.

     With the exception of fundamental investment limitation (6) above if a percentage limitation on the investment or utilization of assets as set forth above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the value or total cost of a Fund's assets will not require the sale of securities.

     The Funds are also subject to the following restrictions, which are non-fundamental policies and may be changed by the Board of Trustees without shareholder approval. As a matter of non-fundamental policy, each Fund will not:

     (1) purchase securities on margin, except for use of short-term credit as may be necessary for the clearance of purchases and sales of securities, but it may make margin deposits in connection with transactions in options, futures, and options on futures; or sell securities short unless, by virtue of its ownership of other securities, it has the right to obtain securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions. Transactions in futures contracts, options and options on futures are not deemed to constitute selling securities short;

     (2) pledge, mortgage, or hypothecate any of its assets to an extent greater than 33 1/3% of its total assets at fair market value;

     (3) invest more than an aggregate of 15% of the net assets of a Fund in securities deemed to be illiquid, including securities which are not readily marketable, the disposition of which is restricted (excluding securities that are not registered under the Securities Act but which can be sold to qualified institutional investors in accordance with Rule 144A under the Securities Act and commercial paper sold in reliance on Section 4(2) of the Securities Act), repurchase agreements having maturities of more than seven days and certain over-the-counter options ("OTC Options");

     (4) invest its assets in securities of any investment company, except by purchase in the open market involving only customary brokers' commissions or in connection with mergers, acquisitions of assets or consolidations and except as may otherwise be permitted by the 1940 Act; and

     (5) write or acquire options or interests in oil, gas or other mineral exploration or development programs or leases; and

     (6) with respect to each of the Small Cap and Fixed Income Funds, make any change in its investment policy of investing at least 80% of its net assets in the investments suggested by the Fund's name without first providing the Fund's shareholders with at least 60 days' prior notice.


                       INVESTMENT OBJECTIVES AND POLICIES

     The investment objectives and policies of the Funds are described in the Prospectus. Additional information about those policies is provided below.

EQUITY RELATED SECURITIES

     The equity securities in which the Funds may invest include common stocks, preferred stocks, warrants and rights, and debt securities convertible into or exchangeable for common stock or other equity securities.

     PREFERRED STOCK. Preferred stock offers a stated dividend rate payable from the corporation's earnings. These preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. The rights of preferred stocks are generally subordinate to rights associated with a corporation's debt securities. Dividends on some preferred stock may be "cumulative" if stated dividends from prior periods have not been paid. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation, and may be "participating," which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of preferred stocks are generally subordinate to rights associated with a corporation's debt securities.

     WARRANTS AND RIGHTS. Warrants are options to purchase equity securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants but normally have a short duration and are distributed by the issuer to its shareholders. Warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

     CONVERTIBLE SECURITIES. A convertible security is a bond, debenture, note or other security that entitles the holder to acquire common stock or other equity securities of the same or a different issuer. A convertible security generally entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible debt securities. Convertible securities rank senior to common stock in a corporation's capital structure and, therefore, generally entail less risk that the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed-income security. A convertible security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by a Fund is called for redemption, the Fund would be required to permit the issuer to redeem the security and convert it to underlying common stock, or would sell the convertible security to a third party.

     SECURITIES SUBJECT TO REORGANIZATION. The Funds may invest in equity securities for which a tender or exchange offer has been made or announced and in securities of companies for which a merger, consolidation, liquidation or reorganization proposal has been announced if, in the judgment of Luther King Capital Management Corporation, the investment adviser to the Funds (the "Adviser"), there is a reasonable prospect of capital appreciation significantly greater than the brokerage and other transaction expenses involved. Generally, securities which are the subject of such an offer or proposal sell at a premium to their historic market price immediately prior to the announcement of the offer or may also discount what the stated or appraised value of the security would be if the contemplated transaction were approved or consummated. Such investments may be advantageous when the discount significantly overstates the risk of the contingencies involved, significantly undervalues the securities, assets or cash to be received by shareholders of the target company as a result of the contemplated transaction, or fails adequately to recognize the possibility that the offer or proposal may be replaced or superseded by an offer or proposal of greater value. The evaluation of such contingencies requires broad knowledge and experience on the part of the Adviser which must appraise not only the value of the issuer and its component businesses as well as the assets or securities to be received as a result of the contemplated transaction but also the financial resources and business motivation of the offeror and the dynamics and business climate when the offer or proposal is in process. Since such investments are ordinarily short-term in nature, they will tend to increase the turnover ratio of a Fund thereby increasing its brokerage and other transaction expenses. The Adviser intends to select investments of the type described which, in its view, have a reasonable prospect of capital appreciation which is significant in relation to both the risk involved and the potential of available alternate investments.

FOREIGN SECURITIES

     Each Fund may invest in securities of foreign issuers. Investing in foreign issuers involves certain special considerations that are not typically associated with investing in U.S. issuers. Since the securities of foreign issuers are frequently denominated in foreign currencies, and since the Funds may temporarily hold invested reserves in bank deposits in foreign currencies, the Funds will be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies. The investment policies of the Funds permit them to enter into forward foreign currency exchange contracts in order to hedge the Funds' holdings and commitments against changes in the level of future currency rates. Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract.

     As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those applicable to domestic companies, there may be less publicly available information about certain foreign companies than about domestic companies. Securities of some foreign companies are generally less liquid and more volatile than securities of comparable domestic companies. There is generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect U.S. investments in those countries. Although the Funds will endeavor to achieve most favorable execution costs in their portfolio transactions, fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. In addition, it is expected that the expenses for custodian arrangements of the Funds' foreign securities will be somewhat greater than the expenses for the custodian arrangements for handling the U.S. securities of equal value.

     Certain foreign governments levy withholding taxes against dividend and interest income paid by citizens or corporations operating therein to investors in other countries. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from the companies comprising the holdings of the Funds. However, these foreign withholding taxes are not expected to have a significant impact on the Funds.

AMERICAN DEPOSITORY RECEIPTS ("ADRs")

     The Adviser does not consider ADRs to be part of foreign securities when calculating the Fund's foreign securities limitations. The Funds may invest in ADRs, which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs may be listed on a national securities exchange or may trade in the over-the-counter market. ADR prices are denominated in U.S. dollars; the underlying security is denominated in a foreign currency.

FIXED-INCOME SECURITIES

     The fixed-income securities in which the Fixed Income Fund may invest include U.S. Government securities, corporate debt, mortgage-backed securities, asset-backed securities and preferred stock. The Fixed Income Fund invests at least 80% of its net assets in these types of securities under normal market conditions. The fixed-income securities in which the Funds may invest include U.S. Government securities and corporate debt securities.

     RATINGS. As noted above, the Funds may invest in various fixed income securities, including fixed-income securities that are rated at the time of purchase as investment grade by a nationally recognized statistical rating organization ("NRSRO"), such as Standard & Poor's ("S&P") or Moody's Investor Services Inc. ("Moody's"), or, if unrated, are determined to be of equivalent quality by the Adviser. Investment grade fixed-income securities include:

        o U.S. government securities;

        o Bonds or bank obligations rated in one of the four highest categories (such as BBB- or higher by S & P);

        o Short-term notes rated in one of the two highest categories (such as SP-2 or higher by S & P);

        o Commercial paper or short-term bank obligations rated in one of the three highest categories (such as A-3 or higher by S & P); and

        o Repurchase   agreements   involving   investment  grade   fixed-income
          securities.

     Investment grade fixed-income securities are generally believed to have a lower degree of credit risk. However, certain investment grade securities with lower ratings are considered medium quality and may be subject to greater credit risk than the highest rated securities. If a security's rating falls below that required at the time of purchase, the Adviser will consider what action, if any, should be taken consistent with a Fund's investment objective. Additional information concerning securities ratings is contained in the Appendix to the SAI.

     U.S. GOVERNMENT SECURITIES. U.S. Government agencies or instrumentalities that issue or guarantee securities include, but are not limited to, the Fannie Mae, Government National Mortgage Association ("GNMA"), Federal Home Loan Banks, Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Intermediate Credit Banks, Federal Land Banks, Tennessee Valley Authority, Inter-American Development Bank, Asian Development Bank, Sallie Mae and the International Bank for Reconstruction and Development.

     Except for U.S. Treasury securities, obligations of U.S. Government agencies and instrumentalities may or may not be supported by the full faith and credit of the United States. Some are backed by the right of the issuer to borrow from the Treasury; others by discretionary authority of the U.S. Government to purchase the agencies' obligations; while still others, such as the Sallie Mae, are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment. Each Fund will invest in securities of such agencies or instrumentalities only when the Adviser is satisfied that the credit risk is acceptable.

     The Funds may invest in component parts of U.S. Treasury notes or bonds, namely either the principal of such Treasury obligations or one of the interest payments scheduled to be paid on such obligations. These obligations may take the form of: (1) Treasury obligations from which the interest coupons have been stripped; (2) the interest coupons that are stripped; (3) book-entries at a Federal Reserve member bank representing ownership of Treasury obligation components; or (4) receipts evidencing the component parts (principal or coupons) of Treasury obligations that have not actually been stripped. Such receipts evidence ownership of component parts of Treasury obligations
(principal or coupons) purchased by a third party (typically an investment banking firm) and held on behalf of the third party in physical or book-entry form by a major commercial bank or trust company pursuant to a custody agreement with the third party. These custodial receipts are known by various names, including "Treasury Receipts," "Treasury Investment Growth Receipts" ("TIGRs") and "Certificates of Accrual on Treasury Securities" ("CATs"), and are not issued by the U.S. Treasury; therefore they are not U.S. Government securities, although the underlying bonds represented by these receipts are debt obligations of the U.S. Treasury.

     NON-INVESTMENT GRADE DEBT SECURITIES. The Funds may each invest up to 5% of the respective Fund's assets in non-investment grade debt securities. Such securities also tend to be more sensitive to economic conditions than are higher-quality securities. Accordingly, these securities are considered predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation and will generally involve more credit risk than securities in the higher-quality categories.

     Even securities rated Baa or BBB by Moody's and S&P, respectively, which ratings are considered investment grade, possess some speculative characteristics. There are risks involved in applying credit ratings as a method for evaluating high yield obligations (securities rated less than Baa3 by Moody's and BBB- by Standard & Poor's in that credit ratings evaluate the safety of principal and interest payments, not market value risk. In addition, credit rating agencies may not change credit ratings on a timely basis to reflect changes in economic or company conditions that affect a security's market value. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher grade bonds.

     The Funds will rely on the judgment, analysis and experience of the Adviser in evaluating the creditworthiness of an issuer. In this evaluation, the Adviser will take into consideration, among other things, the issuer's financial resources and ability to cover its interest and fixed charges, factors relating to the issuer's industry and its sensitivity to economic conditions and trends, its operating history, the quality of the issuer's management and regulatory matters.

     The risk of loss due to default by the issuer is significantly greater for the holders of lower quality securities because such securities are generally unsecured and are often subordinated to other obligations of the issuer. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower quality securities may experience financial stress and may not have sufficient revenues to meet their interest payment obligations. An issuer's ability to service its debt obligations may also be adversely affected by specific corporate developments, its inability to meet specific projected business forecasts, or the unavailability of additional financing.

     Factors adversely affecting the market value of securities will adversely affect a Fund's net asset value. In addition, a Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings.

     The secondary trading market for lower-quality fixed-income securities is generally not as liquid as the secondary market for higher-quality securities and is very thin for some securities. The relative lack of an active secondary market may have an adverse impact on market price and a Fund's ability to dispose of particular issues when necessary to meet the Fund's liquidity needs or in response to a specific economic event such as deterioration in the creditworthiness of the issuer. The relative lack of an active secondary market for certain securities may also make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing the Fund's portfolio. Market quotations are generally available on many high yield issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. During such times, the responsibility of the Trust's Board of Trustees or the Adviser to value the securities becomes more difficult and judgment plays a greater role in valuation because there is less reliable, objective data available.

     CORPORATE DEBT SECURITIES. The Funds' may invest in U.S. dollar or foreign currency-denominated corporate debt securities of domestic or foreign issuers limited to investment grade corporate debt securities (corporate bonds, debentures, notes and other similar corporate debt instruments); provided, however, that each Fund may invest up to 5% of its total assets in non-investment grade securities. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.

     MORTGAGE-RELATED SECURITIES. The Fixed Income Fund may invest in residential or commercial mortgage-related securities, including mortgage pass-through securities, collateralized mortgage obligations ("CMO"), adjustable rate mortgage securities, CMO residuals, stripped mortgage-related securities, floating and inverse floating rate securities and tiered index bonds.

     MORTGAGE PASS-THROUGH SECURITIES. Mortgage pass-through securities represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect "passing through" monthly payments made by borrowers in the residential or commercial mortgage loans which underlie the securities (net of any fees paid to the issuer or guarantor of the securities). Mortgage pass-through securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Early repayment of principal on mortgage pass-through securities (arising from prepayments of principal due to the sale of underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to repayment has been purchased at a premium, in the event of prepayment, the value of the premium would be lost.

     There are currently three types of mortgage pass-through securities: (1) those issued by the U.S. Government or one of its agencies or instrumentalities, such as GNMA, FNMA, and FHLMC; (2) those issued by private issuers that represent an interest in or are collateralized by pass-through securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities; and (3) those issued by private issuers that represent an interest in or are collateralized by whole mortgage loans or pass-through securities without a government guarantee but usually having some form of private credit enhancement.

     GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage banks), and backed by pools of FHA-insured or VA-guaranteed mortgages.

     Obligations of FNMA and FHLMC are not backed by the full faith and credit of the U.S. Government. In the case of obligations not backed by the full faith and credit of the U.S. Government, the Fund must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment. FNMA and FHLMC may borrow from the U.S. Treasury to meet their obligations, but the U.S. Treasury is under no obligation to lend to FNMA or FHLMC.

     Private mortgage pass-through securities are structured similarly to GNMA, FNMA, and FHLMC mortgage pass-through securities and are issued by originators of and investors in mortgage loans, including depository institutions, mortgage banks, investment banks and special purpose subsidiaries of the foregoing.

     Pools created by private mortgage pass-through issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the private pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or insured by governmental entities, private insurers and the mortgage poolers.

     COLLATERALIZED MORTGAGE OBLIGATIONS. CMOs are debt obligations collateralized by residential or commercial mortgage loans or residential or commercial mortgage pass-through securities. Interest and prepaid principal are generally paid monthly. CMOs may be collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA. The issuer of a series of CMOs may elect to be treated as a Real Estate Mortgage Investment Conduit ("REMIC"). All future references to CMOs also include REMICs.

     CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral, which is ordinarily unrelated to the stated maturity date. CMOs often provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes usually receive principal only after the first class has been retired. An investor may be partially protected against a sooner than desired return of principal because of the sequential payments.

     The Fixed Income Fund may also invest in, among other things, parallel pay CMOs, Planned Amortization Class CMOs ("PAC bonds"), sequential pay CMOs and floating rate CMOs. Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. PAC bonds generally require payments of a specified amount of principal on each payment date. Sequential pay CMOs generally pay principal to only one class while paying interest to several classes. Floating rate CMOs are securities whose coupon rate fluctuates according to some formula related to an existing marketing index or rate. Typical indices would include the eleventh district cost-of-funds index ("COFI"), the London Interbank Offered Rate ("LIBOR"), one-year U.S. Treasury yields, and ten-year U.S. Treasury yields.

     ADJUSTABLE RATE MORTGAGE SECURITIES. Adjustable rate mortgage securities ("ARMs") are pass-through securities collateralized by mortgages with adjustable rather than fixed rates. ARMs eligible for inclusion in a mortgage pool generally provide for a fixed initial mortgage interest rate for either the first three, six, twelve, thirteen, thirty-six, or sixty scheduled monthly payments. Thereafter, the interest rates are subject to periodic adjustment based on changes to a designated benchmark index.

     The ARMs contain maximum and minimum rates beyond which the mortgage interest rate may not vary over the lifetime of the security. In addition, certain ARMs provide for additional limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period. In the event that market rates of interest rise to levels above that of the ARMs maximum rate, the ARM's coupon may represent a below market rate of interest. In these circumstances, the market value of the ARM security will likely fall.

     Certain ARMs contain limitations on changes in the required monthly payment. In the event that a monthly payment is not sufficient to pay the interest accruing on an ARM, any such excess interest is added to the principal balance of the mortgage loan, which is repaid through future monthly payments. If the monthly payment for such an instrument exceeds the sum of the interest accrued at the applicable mortgage interest rate and the principal payment required at such point to amortize the outstanding principal balance over the remaining term of the loan, the excess is then utilized to reduce the outstanding principal balance of the ARM.

     CMO RESIDUALS. CMO residuals are derivative mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, and special purpose entities of the foregoing.

     The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayments experience on the mortgage assets. In part, the yield to maturity on the CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an interest-only ("IO") class of stripped mortgage-related securities. See "Stripped Mortgage-Related Securities" below. In addition, if a series of a CMO included a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-related securities, in certain circumstances a Fund may fail to recoup fully its initial investment in a CMO residual.

     CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The CMO residual market has recently developed and CMO residuals currently may not have the liquidity of other more established securities trading in other markets. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may or, pursuant to an exemption therefrom, may not have been registered under the Securities. CMO residuals, whether or not registered under the Securities Act, may be subject to certain restrictions on transferability, and may therefore be deemed "illiquid" and subject to Funds' limitations on investment in illiquid securities as discussed herein.

     STRIPPED MORTGAGE-RELATED SECURITIES. Stripped mortgage-related securities ("SMRS") are derivative multi-class mortgage securities. SMRS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks, and special purpose entities of the foregoing.

     SMRS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMRS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the IO class), while the other class will receive all of the principal (the PO class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities even if the security is in one of the highest rated categories of investment-grade securities.

     Although SMRS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently introduced. As a result, established trading markets have not yet been fully developed and accordingly, these securities may be deemed "illiquid" and subject to the Funds' limitations on investment in illiquid securities as discussed herein.

     INVERSE FLOATERS. An inverse floater is a debt instrument with a floating or variable interest rate that moves in the opposite direction to the interest rate on another security or index level. Changes in the interest rate on the other security or index inversely affect the residual interest rate paid on the inverse floater, with the result that the inverse floater's price will be considerably more volatile than that of a fixed rate bond. Inverse floaters may experience gains when interest rates fall and may suffer losses in periods of rising interest rates. The market for inverse floaters is relatively new.

     TIERED INDEX BONDS. Tiered index bonds are relatively new forms of mortgage-related securities. The interest rate on a tiered index bond is tied to a specified index or market rate. So long as this index or market rate is below a predetermined "strike" rate, the interest rate on the tiered index bond remains fixed. If, however, the specified index or market rate rises above the "strike" rate, the interest rate of the tiered index bond will decrease. Thus, under these circumstances, the interest rate on a tiered index bond, like an inverse floater, will move in the opposite direction of prevailing interest rates, with the result that the price of the tiered index bond may be considerably more volatile than that of a fixed-rate bond.

     MORTGAGE DOLLAR ROLLS. The Fixed Income Fund may enter into mortgage "dollar rolls" in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Fund foregoes principal and interest paid on the mortgage-backed securities. The Fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash position or a cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction. The Fixed Income Fund will only enter into covered rolls. Covered rolls are not treated as a borrowing or other senior security and will be excluded from the calculation of the Fund's borrowings and other senior securities.

     ASSET-BACKED SECURITIES. The Fixed Income Fund may invest in various types of asset-backed securities. Through the use of trusts and special purpose corporations, various types of assets, primarily automobile and credit card receivables and home equity loans, are being securitized in pass-through structures similar to the mortgage pass-through CMO structure. Investments in these and other types of asset-backed securities must be consistent with the investment objectives and policies of the Funds.

     RISK FACTORS  RELATING TO INVESTING IN  MORTGAGE-RELATED  AND  ASSET-BACKED
SECURITIES. The yield characteristics of mortgage-related and asset-backed securities differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if a Fund purchases such a security at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Alternatively, if the Fund purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity. The Adviser will seek to manage these risks (and potential benefits) by diversifying its investments in such securities and through hedging techniques.

     During periods of declining interest rates, prepayment of mortgage-related securities can be expected to accelerate. Accordingly, a Fund's ability to maintain positions in higher-yielding mortgage-related securities will be affected by reductions in the principal amount of such securities resulting from such prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time. Conversely, slower than expected prepayments may effectively change a security that was considered short or intermediate-term at the time of purchase into a long-term security. Long-term securities tend to fluctuate more in response to interest rate changes, leading to increased net asset value volatility. Prepayments may also result in the realization of capital losses with respect to higher yielding securities that had been bought at a premium or the loss of opportunity to realize capital gains in the future from possible future appreciation.

     Asset-backed securities involve certain risks that are not posed by mortgage-related securities, resulting mainly from the fact that asset-backed securities do not usually contain the benefit of a security interest in the related collateral. For example, credit card receivables generally are unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, some of which may reduce the ability to obtain full payment. In the case of automobile receivables, due to various legal and economic factors, proceeds from repossessed collateral may not always be sufficient to support payment on these securities.

ZERO-COUPON SECURITIES

     The Fixed Income Fund may invest up to 10% of its net assets in zero-coupon securities. These securities are debt securities that do not make regular cash interest payments. Zero-coupon securities are sold at a deep discount to their face value. Because these securities do not pay current cash income, their price can be volatile when interest rates fluctuate. While these securities do not pay current cash income, federal income tax law requires the holders of them to include in income each year the portion of the original issue discount (or deemed discount) on the securities accruing that year. To qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended, (the "Code"), and avoid a certain excise tax, each Fund may be required to distribute a portion of that discount and may be required to dispose of other portfolio securities, which may occur in periods of adverse market prices, to generate cash to meet these distribution requirements.

REPURCHASE AGREEMENTS

     The Funds may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines established by the Board of Trustees of the Trust. In a repurchase agreement, a Fund buys a security from a seller that has agreed to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. The term of these agreements is usually from overnight to one week and never exceeds one year. A repurchase agreement may be viewed as a fully collateralized loan of money by a Fund to the seller. The Funds always receive securities as collateral with a market value at least equal to the purchase price, including accrued interest, and this value is maintained during the term of the agreement. If the seller defaults and the collateral value declines, the Funds might incur a loss. If bankruptcy proceedings are commenced with respect to the seller, the Funds' realization upon the collateral may be delayed or limited.

REVERSE REPURCHASE AGREEMENTS

     The Funds may enter into reverse repurchase agreements with brokers, dealers, domestic and foreign banks or other financial institutions. In a reverse repurchase agreement, a Fund sells a security and agrees to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. It may also be viewed as the borrowing of money by the Fund. The Funds' investment of the proceeds of a reverse repurchase agreement is the speculative factor known as leverage. The Funds may enter into a reverse repurchase agreement only if the interest income from investment of the proceeds is greater than the interest expense of the transaction and the proceeds are invested for a period no longer than the term of the agreement.

WHEN-ISSUED SECURITIES

     The Funds may purchase securities on a "when-issued" basis. In buying "when-issued" securities, a Fund commits to buy securities at a certain price even though the securities may not be delivered for up to 120 days. No payment or delivery is made by the Fund in a "when-issued" transaction until the Fund receives payment or delivery from the other party to the transaction. Although the Fund receives no income from the above-described securities prior to delivery, the market value of such securities is still subject to change. As a consequence, it is possible that the market price of the securities at the time of delivery may be higher or lower than the purchase price.

     When a Fund purchases securities on a when-issued basis, it will maintain with the Fund's custodian cash or liquid securities having an aggregate value equal to the amount of its purchase commitment until payment is made. The purpose and effect of such maintenance is to prevent the Fund from gaining investment leverage from when-issued transactions. When-issued securities may decline or increase in value during the period from the Fund's investment commitment to the settlement of the purchase.

INITIAL PUBLIC OFFERINGS

     The Funds may invest in initial public offerings ("IPOs"). By definition, IPOs have not traded publicly until the time of their offerings. Special risks associated with IPOs may include a limited number of shares available for trading, unseasoned trading, lack of investor knowledge of the company, and limited operating history, all of which may contribute to price volatility. Many IPOs are issued by undercapitalized companies of small or microcap size. Investments in IPOs may have a magnified performance impact relative to other investments.

DERIVATIVE INSTRUMENTS

     In pursuing their respective investment objectives, the Funds may purchase and sell (write) options on securities, securities indices, and foreign currencies and enter into interest rate, foreign currency and index futures contracts and purchase and sell options on such futures contracts and enter into forward foreign currency exchange contracts for hedging purposes.

     OPTIONS. An option is a legal contract that gives the holder the right to buy or sell a specified amount of the underlying instrument at a fixed or determinable price upon the exercise of the option. A call option conveys the right to buy, in return for a premium paid, and a put option conveys the right, in return for a premium, to sell a specified quantity of the underlying instrument. Options on indices are settled in cash and gain or loss depends on changes in the index in question rather than on price movement in individual securities.

     There are certain risks associated with transactions in options on securities and on indices. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when, and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

     There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If the Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If the Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise. As the writer of a covered call option, the Fund foregoes, during the life of the option, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

     If trading were suspended in an option purchased by a Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it had purchased. Except to the extent that a call option on an index written by the Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund's securities during the period the option was outstanding.

     Each Fund is authorized to purchase and sell over-the-counter options ("OTC Options") in addition to exchange listed options. OTC Options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC Option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation between the parties. A Fund will only sell OTC Options that are subject to a buy-back provision permitting the Fund to require the Counterparty to sell the option back to the Fund at a formula price within seven days. The Funds expect generally to enter into OTC Options that have cash settlement provisions, although they are not required to do so.

     There is no central clearing or guaranty function in an OTC Option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC Option it has entered into with a Fund or fails to make a cash settlement payment due in accordance with the terms of the option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser must assess the creditworthiness of each such Counterparty or any guarantor of credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC Option will be satisfied. The Funds will engage in OTC Option transactions only with U.S. government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers," or broker dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of "A-1" from S&P or "P-1" from Moody's or an equivalent rating from any other NRSRO.

     OPTIONS ON FOREIGN CURRENCIES. The Funds may purchase and write options on foreign currencies for hedging purposes. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, a Fund may purchase put options on the foreign currency. If the value of the currency does decline, the Fund will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

     Conversely, where the Adviser perceives a risk of a rise in the dollar value of a foreign currency in which securities to be acquired are denominated which would increase the dollar cost of these securities to the Fund, the Fund may purchase call options on the currency involved. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the Fund deriving from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Fund could sustain losses on transactions in foreign currency options which would require it to forego a portion or all of the benefits of advantageous changes in such rates.

     The Funds may write options on foreign currencies for the same types of hedging purposes. For example, where a Fund anticipates a decline in the dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the anticipated decline occurs, the option will most likely not be exercised, and the diminution in value of portfolio securities will be offset by the amount of the premium received.

     Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, a Fund could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Fund to hedge such increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if exchange rates move in the expected direction. If this does not occur, the option may be exercised and the Fund would be required to purchase or sell the underlying currency at a loss, which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, a Fund also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements in exchange rates.

     The Funds may write covered call options on foreign currencies. A call option written on a foreign currency by a Fund is "covered" if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by the Funds' custodian) upon conversion or exchange of other foreign currency held in its portfolio. A call option is also covered if the Fund has a call on the same foreign currency and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash, or liquid assets in a segregated account with the custodian.

     The Funds also may write call options on foreign currencies for cross-hedging purposes. A call option on a foreign currency is for cross-hedging purposes if it is designed to provide a hedge against a decline in the U.S. dollar value of a security which the Fund owns or has the right to acquire and which is denominated in the currency underlying the option due to an adverse change in the exchange rate. In such circumstances, the Fund will collateralize the option by maintaining in a segregated account with the custodian, cash or liquid assets in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily.

     FUTURES CONTRACTS. The Funds may enter into futures contracts. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security, currency or index at a specified future time and at a specified price. Futures contracts, which are standardized as to maturity date and underlying financial instrument, are traded on national futures exchanges. U.S. futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC").

     Although futures contracts by their terms call for actual delivery or acceptance of the underlying securities or currency, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold" or "selling" a contract previously "purchased") in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract is bought or sold. Futures contracts on indices are settled in cash.

     Futures traders are required to make a good faith margin deposit in cash or acceptable securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying securities) if it is not terminated prior to the specified delivery date. Initial margin requirements are established by the futures exchange and may be changed. Brokers may establish deposit requirements that are higher than the exchange minimums.

     After a futures contract position is opened, the value of the contract is marked-to-market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, a change in the contract value may reduce the required variation margin, resulting in a repayment of excess variation margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open.

     Regulations of the CFTC applicable to the Funds require that they use futures contracts and options on futures contracts only for bona fide hedging purposes, or to the extent that a Fund's futures and options on futures positions are for other than bona fide hedging purposes, as described by the CFTC, the aggregate initial margins and premiums required to establish such non-bona fide hedging positions other than the "in-the-money" amount in the case of options that are "in-the-money" at the time of purchase, may not exceed 5% of the Fund's net assets. However, the CFTC has adopted changes to its regulations, which if adopted, would remove this 5% limitation. Adherence to these regulations does not limit a Fund's risk to 5% of the Fund's assets. In practice, the Funds do not anticipate a materially greater risk than 5%. A Fund will only sell futures contracts to protect securities owned by it against price declines or purchase contracts to protect against an increase in the price of securities it intends to purchase. As evidence of this hedging intent, the Funds expect that approximately 75% of the futures contracts purchased will be "completed;" that is, equivalent amounts of related securities will have been purchased or in the process of being purchased by a Fund upon sale of open futures contracts. Futures contracts are not typically completed when the Adviser and/or TT International, as applicable, decides that the hedge is no longer necessary or appropriate and closes out the position before completion. Therefore, a futures contract that is not completed does not necessarily provide additional risk to the Fund. Although techniques other than the sale and purchase of futures contracts could be used to control a Fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While the Funds will incur commission expenses in both opening and closing out futures positions, these costs may be lower than transaction costs incurred in the purchase and sale of the underlying securities.

     FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. The Funds may enter into forward foreign currency exchange contracts. A forward foreign currency exchange contract ("Forward Contract") is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders, usually large commercial banks, and their customers. The Funds may use Forward Contracts to manage currency risks and to facilitate transactions in foreign securities. The following discussion summarizes the principal currency management strategies involving Forward Contracts that the Funds may use.

     In connection with purchases and sales of securities denominated in foreign currencies, the Funds may enter into Forward Contracts to fix a definite price for the purchase or sale in advance of the trade's settlement date ("transaction hedge" or "settlement hedge").

     The Funds may also use Forward Contracts to hedge against a decline in the value of existing investments denominated in foreign currency and to protect the value of investments denominated in a foreign currency if the portfolio mangers anticipate a period of relative strength of the U.S. dollar against such foreign currency. For example, if a Fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value ("position hedge"). A position hedge would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. The Fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling ("proxy hedge"). A proxy hedge could offer advantages in terms of cost, yield or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U. S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

     The Funds' custodian will place cash or other liquid assets in a separate account having a value equal to the aggregate amount of the Funds' commitments under Forward Contracts entered into with respect to position hedges and proxy-hedges. If the value of the assets placed in a segregated account declines, additional cash or liquid assets will be placed in the account on a daily basis so that the value of the account will equal the amount of the Funds' commitments with respect to such contracts. Alternatively, a Fund may purchase a call option permitting the Fund to purchase the amount of foreign currency being hedged by a forward sale contract at a price no higher than the Forward Contract price or a Fund may purchase a put option permitting the Fund to sell the amount of foreign currency subject to a forward purchase contract at a price as high or higher than the Forward Contract price. Unanticipated changes in currency prices may result in poorer overall performance for the Funds than if they had not entered into such contracts.

     RISK FACTORS IN FUTURES TRANSACTIONS. Positions in futures contracts may be closed out only on an exchange that provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, a Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on a Fund's ability to effectively hedge. The Funds will minimize the risk that they will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

     The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures trading. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to a Fund. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract.

     Use of futures transactions by the Funds involves the risk of imperfect or no correlation where the securities underlying futures contracts are different than the portfolio securities being hedged. It is also possible that a Fund could both lose money on futures contracts and also experience a decline in value of its portfolio securities. There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or option on a futures contract.

     Most futures exchanges limit the amount of fluctuation permitted in futures contract and options prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract or option on a future contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract and options prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

     RISKS OF OPTIONS ON FUTURES, FORWARD CONTRACTS, AND OPTIONS ON FOREIGN CURRENCIES. Options on currencies may be traded over-the-counter and forward currency contracts are always traded in the over-the-counter market. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. When a Fund enters into a forward currency contract or purchases an over-the-counter option, it relies on its counterparty to perform. Failure by the counterparty to do so would result in the loss of any expected benefit of the transaction.

     Futures contracts, options on futures contracts, Forward Contracts, and options on foreign currencies may be traded on foreign exchanges. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (i) other complex foreign political and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, or where the portfolio managers are located, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading volume.

     Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation ("OCC"), thereby reducing the risk of counterparty default. The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effect of other political and economic events. In addition, exchange-traded options of foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

     COMBINED TRANSACTIONS. The Funds may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple foreign currency transactions (including Forward Contracts) and any combination of futures, options, and foreign currency transactions, instead of a single transaction, as part of a single hedging strategy when, in the opinion of the Adviser, it is in the best interest of the Funds to do so. A combined transaction, while part of a single hedging strategy, may contain elements of risk that are present in each of it s component transactions.

     ASSET COVERAGE FOR FUTURES AND OPTIONS POSITIONS. The Funds will comply with guidelines established by the SEC with respect to coverage of options, futures and forward contracts strategies by mutual funds, and if the guidelines so require will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures, option or forward contract strategy is outstanding, unless they are replaced with other suitable assets. Consequently, there is a possibility that segregation of a large percentage of a Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

ILLIQUID INVESTMENTS, RESTRICTED SECURITIES AND PRIVATE PLACEMENT OFFERINGS

     ILLIQUID INVESTMENTS. Illiquid investments are investments that cannot be sold or disposed of within seven days in the ordinary course of business at approximately the prices at which they are valued. Under the supervision of the Board of Trustees, the Adviser determines the liquidity of a Fund's investments and, through reports from the Adviser and the Funds' administrator, the Board monitors investments in illiquid securities. In determining the liquidity of the Funds' investments, the Adviser may consider various factors, including the frequency of trades and quotations, the number of dealers and prospective purchasers in the marketplace, dealer undertakings to make a market, the nature of the security, and the nature of the marketplace for trades. Investments currently considered by the Funds to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days, certain over-the-counter options, and restricted securities (other than certain foreign securities, restricted securities pursuant to Rule 144A under the Securities Act and commercial paper sold in reliance on Section 4(2) of the Securities Act). With respect to over-the-counter ("OTC") options that a Fund writes, all or a portion of the value of the underlying instrument may be illiquid depending on the assets held to cover the option and the nature and terms of any agreement the Fund may have to close out the option before expiration. The Funds will treat as illiquid an amount of assets used to cover written OTC options, equal to the formula price at which the Funds would have the absolute right to purchase the option less the amount by which the option is "in-the-money." The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. When no market quotations are available, illiquid investments are priced at fair value as determined in good faith by the Adviser under the supervision of the Board of Trustees. Disposing of these investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Funds to sell them promptly at an acceptable price. If through a change in values, net assets, or other circumstances, any of the Funds were in a position where more than 15% of its net assets were invested in illiquid securities, the Fund would take appropriate steps to protect liquidity.

     RESTRICTED SECURITIES. Restricted securities can generally be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act or in a registered public offering. Where registration is required, the Fund(s) may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it or they decide to seek registration and the time the Fund(s) may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed at the time it decided to seek registration of the security. If through a change in values, net assets, or other circumstances, any of the Funds were in a position where more than 5% of its net assets were invested in restricted securities, the Fund would take appropriate steps to protect liquidity.

     PRIVATE PLACEMENT OFFERINGS. The Funds may invest in private placement offerings. Investments in private placement offerings are made in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act, and resold to qualified institutional buyers under the Securities Act ("Section 4(2) securities"). Section 4(2) securities are restricted as to disposition under the federal securities law and generally are sold to institutional investors such as the Funds that agree they are purchasing the securities for investment and not with an intention to distribute to the public.

institutional investors such as the Funds that agree they are purchasing the securities for investment and not with an intention to distribute to the public.

OTHER INVESTMENT COMPANIES

     The Funds may invest in other investment companies to the extent permitted by the 1940 Act. Currently, with certain exceptions, the 1940 Act permits the Funds to invest up to 10% of their total assets in other investment companies and not more than 5% of each Fund's total assets may be invested in the securities of any one investment company. In addition, the Funds may not acquire more than 3% of the voting securities of any other investment company. In addition to the advisory fees and other expenses the Funds bear directly in connection with their own operations, as shareholders of another investment company, the Funds would bear their pro rata portion of the other investment company's advisory fees and other expenses. As such, the Funds' shareholders would indirectly bear the expenses of the Funds and the other investment company, some or all of which would be duplicative.

SECURITIES LENDING

     The Funds may lend securities to qualified brokers, dealers, banks and other financial institutions. Securities lending allows the Fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to parties deemed by the Adviser to be of good standing. In addition, they will only be made if, in the Adviser's judgment, the consideration to be earned from such loans would justify the risk. Such loans will not be made if, as a result, the aggregate of all outstanding loans of a Fund exceed one-third of the value of its total assets.

     It is the Adviser's understanding that the current view of the staff of the SEC is that a Fund may engage in loan transactions only under the following conditions: (1) the Fund must receive 100% collateral in the form of cash or cash equivalents (i.e., U.S. Treasury bills or notes) from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan (which may include the Fund investing any cash collateral in interest bearing short-term investments) or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) the Fund may pay only reasonable custodian fees in connection with the loan; and (6) the Board of Trustees must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.

TEMPORARY INVESTMENTS

The temporary investments that the Funds may make include:

(1) Time deposits, certificates of deposit (including marketable variable rate certificates of deposit) and bankers' acceptances issued by a commercial bank or savings and loan association. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits maturing in more than seven days will not be purchased by the Funds. Certificates of deposit are negotiable short-term obligations issued by commercial banks or savings and loan associations against funds deposited in the issuing institution. Variable rate certificates of deposit are certificates of deposit on which the interest rate is periodically adjusted prior to their stated maturity based upon a specified market rate. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods).

     The Funds may invest in obligations of U.S. banks, foreign branches of U.S. banks (Eurodollars), and U.S. branches of foreign banks (Yankee dollars). Euro and Yankee dollar investments will involve the same risks of investing in international securities that are discussed under "Investment Objective and Policies-Foreign Securities." Although the Adviser carefully considers these factors when making investments, the Funds do not limit the amount of its assets which can be invested in any one type of instrument or in any foreign country in which a branch of a U.S. bank or the parent of a U.S. branch is located.

     The Funds will not invest in any security issued by a commercial bank unless (i) the bank has total assets of at least $1 billion, or the equivalent in other currencies, or, in the case of domestic banks which do not have total assets of at least $1 billion, the aggregate investment made in any one such bank is limited to $100,000 and the principal amount of such investment is insured in full by the Federal Deposit Insurance Corporation and (ii) in the case of U.S. banks, it is a member of the Federal Deposit Insurance Corporation.

(2) Commercial paper which at the time of purchase is rated in the highest rating category by a NRSRO or, if not rated, issued by a corporation having an outstanding unsecured debt issue that meets such rating requirement at time of purchase;

(3) Short-term corporate obligations rated in the highest rating category by a NRSRO at time of purchase;

(4) U.S. Government obligations, including bills, notes, bonds and other debt securities issued by the U.S. Treasury. These are direct obligations of the U.S. Government and differ mainly in interest rates, maturities and dates of issue;

(5) U.S. Government agency securities issued or guaranteed by U.S. Government sponsored instrumentalities and Federal agencies. These include securities issued by the Federal Home Loan Banks, Federal Land Bank, Farmers Home Administration, Farm Credit Banks, Federal Intermediate Credit Bank, Fannie Mae, Federal Financing Bank, the Tennessee Valley Authority, and others; and repurchase agreements collateralized by those securities listed above.

                     TRUSTEES AND OFFICERS OF THE LKCM FUNDS

     The Board of Trustees of the Trust has overall responsibility for management of the Funds. The officers of the Trust conduct and supervise its daily business. The Board of Trustees has no standing committees. The Trustees and officers of the Trust, their ages, their business addresses and principal occupations during the past five years are as follows:

INDEPENDENT TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------
                                                                                         # OF
                                                                                         PORTFOLIOS
                                              TERM OF                                    IN
                                              OFFICE                                     FUND
                                              AND                                        COMPLEX           OTHER
NAME                         POSITION(S)      LENGTH OF                                  OVERSEEN          DIRECTORSHIPS
ADDRESS                      HELD WITH        TIME         PRINCIPAL OCCUPATION          BY                HELD BY
AND AGE                      THE TRUST        SERVED(1)    DURING PAST FIVE YEARS        TRUSTEE           TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
H. Kirk Downey               Trustee and      Trustee      CEO, Texassystems, LLC and      5               Non-Executive
301 Commerce Street          Chairman         since        CEO, Texaslearningsystems,                      Chairman of the
Suite 1600                                    1994;        LLC since 1999; Dean, M.J.                      the Board of
Fort Worth, Texas                             Chairman     Neeley School of Business                       AZZ
76102                                         since        Texas Christian University                      Incorporated, a
                                              2004         Business School from 1987 to                    manufacturing
Age:62                                                     2001.                                           company.
------------------------------------------------------------------------------------------------------------------------------------
Earle A. Shields, Jr.        Trustee          Since        Consultant                      5               Priests Pension
301 Commerce Street                           1994                                                         Fund of the
Suite 1600                                                                                                 Catholic
Fort Worth, Texas 76102                                                                                    Diocese of
                                                                                                           Forth Worth
Age: 84                                                                                                    (since 1985),
                                                                                                           Lay Workers
                                                                                                           Pension Fund
                                                                                                           of the Catholic
                                                                                                           Diocese of Fort
                                                                                                           Worth, St.
                                                                                                           Joseph Health
                                                                                                           Care Trust,
                                                                                                           Catholic
                                                                                                           Schools Trust
                                                                                                           and Catholic
                                                                                                           Foundation of
                                                                                                           North
                                                                                                           Texas (since
                                                                                                           1985).
------------------------------------------------------------------------------------------------------------------------------------

(1) Each Trustee holds office during the lifetime of the Trust until that individual resigns, retires or is otherwise removed or replaced.
                                      -28-

INTERESTED TRUSTEES & Principal Officers

------------------------------------------------------------------------------------------------------------------------------------
                                                                                         # OF
                                                                                         PORTFOLIOS
                                              TERM OF                                    IN
                                              OFFICE                                     FUND
                                              AND                                        COMPLEX           OTHER
NAME                         POSITION(S)      LENGTH OF                                  OVERSEEN          DIRECTORSHIPS
ADDRESS                      HELD WITH        TIME         PRINCIPAL OCCUPATION          BY                HELD BY
AND AGE                      THE TRUST        SERVED(1)    DURING PAST FIVE YEARS        TRUSTEE           TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
J. Luther,                   Trustee,         Since 1994   Chairman,                     5                 See below.
King, Jr. (2)                President                     President and
301 Commerce                 and Chief                     Director, Luther
Street                       Executive                     King Capital
Fort Worth,                  Officer                       Management
Texas 76102                                                Corporation since
Age: 65                                                    1979.


OTHER DIRECTORSHIPS:  DK Leasing Corp. (since 1993) (private plane), Employee Retirement Systems of Texas (since
1987), 4K Land & Cattle Company (since 1994), Hunt Forest Products (since 1993) (lumber), Ruston Industrial Corp.
(since 1993) (forest products), JLK Venture Corp. (since 1995) (private equity), Southwestern Exposition and
Livestock, Southwest JLK (since 1983), Texas Christian University and Texas Southwestern Cattleraisers Foundation.
------------------------------------------------------------------------------------------------------------------------------------
Paul W.                      Vice             Since 1996   Principal, Luther             N/A               N/A
Greenwell                    President                     King Capital
301                                                        Management since
Commerce,                                                  2003, Vice
Street                                                     President, Luther
Fort Worth,                                                King Capital
Texas                                                      Management since
76102                                                      1983.
Age 55
------------------------------------------------------------------------------------------------------------------------------------

                                                                                         # OF
                                                                                         PORTFOLIOS
                                              TERM OF                                    IN
                                              OFFICE                                     FUND
                                              AND                                        COMPLEX           OTHER
NAME                         POSITION(S)      LENGTH OF                                  OVERSEEN          DIRECTORSHIPS
ADDRESS                      HELD WITH        TIME         PRINCIPAL OCCUPATION          BY                HELD BY
AND AGE                      THE TRUST        SERVED(1)    DURING PAST FIVE YEARS        TRUSTEE           TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Jacqui                       Vice             Since 1994   Vice President                N/A               N/A
Brownfield                   President,                    since 2000 and
301                          Secretary                     Operations
Commerce                     and                           Manager since
Street                       Treasurer                     1987, Luther King
Fort Worth,                                                Capital
Texas                                                      Management.
76102
Age: 44
------------------------------------------------------------------------------------------------------------------------------------
Steven R.                    Vice             Since 2000   Principal, Luther             N/A               N/A
Purvis                       President                     King Capital
301                                                        Management since
Commerce                                                   2003, Portfolio
Street                                                     Manager, Luther
Fort Worth,                                                King Capital
Texas                                                      Management since
76102                                                      1996.

Age: 40
------------------------------------------------------------------------------------------------------------------------------------

(1) Each Trustee holds office during the lifetime of the Trust until that individual resigns, retires or is otherwise removed or replaced. Each officer holds office for a one-year term, and then may be re-elected by the Board of Trustees annually.

(2)  Mr.  King is an  "interested  person" of the Trust (as  defined in the 1940
     Act) because of his affiliation with the Adviser.

     The table below sets forth the compensation paid by the Trust to each of the Trustees of the Trust during the fiscal year ended December 31, 2004:

                               COMPENSATION TABLE

                                                 Pension or
                                                 Retirement                                         Total
                                Aggregate      Benefits Accrued            Estimated             Compensation
                               Compensation     As Part of Fund          Annual Benefits        from Trust Paid
      Name of Person            from Trust         Expenses              Upon Retirement          to Trustees
------------------------------------------------------------------------------------------------------------------------------------

INTERESTED TRUSTEE
------------------
 J. Luther King, Jr.              $       0              $0                     $0               $        0

DISINTERESTED
-------------
TRUSTEES
--------
  H. Kirk Downey                  $  14,000              $0                     $0               $   14,000
 Earle A. Shields, Jr.            $  14,000              $0                     $0               $   14,000


     Trustees other than Mr. King receive an annual fee of $8,000 plus a meeting fee of $2,500 for each meeting attended in person and $1,000 for each telephonic meeting and are reimbursed for expenses incurred in attending Board meetings.

BOARD INTERESTS IN THE FUNDS

     As of _________, 2005, the officers and Trustees of the Trust own approximately __% of the outstanding shares of the Funds. The Trustees own the following amounts in the Funds:


                                 Small                               Fixed      Aggregate Dollar Range
                                  Cap         Value       Growth    Income      of Equity Securities in
Name of Trustee                  Fund         Fund        Fund       Fund             LKCM Funds
------------------------------------------------------------------------------------------------------------------------------------
H. Kirk Downey,                  None         None        None          None          $________
Independent Trustee

Earle A. Shields, Jr.            None         None        None          None          $________
Independent Trustee

J. Luther King, Jr.,             None         None        None          None          $________
Interested Trustee and
Chief Executive
Officer

------------------------------------------------------------------------------------------------------------------------------------

Board Committees
----------------

     The Trust has an Audit Committee, consisting of Messrs. Downey and Shields. The members of the Audit Committee are not "interested" persons of the Trust (as defined in the 1940 Act). The primary responsibilities of the Trust's

Audit Committee are to make recommendations to the Board Members as to: the engagement or discharge of the Trust's independent registered public accounting firm (including the audit fees charged by the accounting firm); the supervision of investigations into matters relating to audit matters; the review with the independent registered public accounting firm of the results of audits; and addressing any other matters regarding audits. The Audit Committee met three times during the most recent fiscal year.

     The Trust also has a Nominating Committee, consisting of Messrs. Downey and Shields. The Nominating Committee is responsible for the selection and nomination for appointment of candidates to serve as Trustees of the Trust. The Nominating Committee will review shareholders' nominations to fill vacancies on the Board. The Nominating Committee met one time during the most recent fiscal year.

     The Trust has a Qualified Legal Compliance Committee, consisting of Messrs. Downey and Shields. The members of the Qualified Legal Compliance Committee are not "interested" persons of the Trust (as defined in the 1940 Act). The primary responsibility of the Trust's Qualified Legal Compliance Committee is to receive, review and take appropriate action with respect to any report ("Report") made or referred to the Committee by an attorney of evidence of a material violation of applicable U.S. federal or state securities law, material breach of a fiduciary duty under U.S. federal or state law or a similar material violation by the Trust or by any officer, director, employee, or agent of the Trust. The Qualified Legal Compliance Committee did not meet during the most recent fiscal year.

                   CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of any of the Funds. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. As of March 31, 2005, there are no persons owned of record or are known by the Funds to own beneficially 5% or more of the outstanding shares of the Funds.

                            PROXY VOTING PROCEDURES

     The Funds have delegated their authority to vote proxies to the Adviser, subject to the supervision of the Board of Trustees. The Adviser's proxy voting policies are summarized below.

POLICIES OF THE ADVISER

     The Compliance Officer is responsible for administering and overseeing the proxy voting process. The Compliance Officer also will engage and oversee any third-party vendor to review, monitor and/or vote proxies.

     The Adviser has engaged Institutional Shareholder Services ("ISS") as its voting delegate to:

     (1) Research and make voting determinations in accordance with the proxy voting guidelines;

     (2)  Vote and submit proxies in a timely manner;

     (3)  Handle other administrative functions of proxy voting;

     (4) Maintain records of proxy statements received in connection with proxy votes and provide copies of such proxy statements promptly upon request;

     (5)  Maintain records of votes cast; and

     (6) Provide recommendations with respect to proxy voting matters in general.

     Notwithstanding the foregoing, the Adviser retains final authority and fiduciary responsibility for proxy voting. The Adviser has determined that, except as set forth in the proxy voting guidelines, proxies will be voted in accordance with the voting recommendations contained in the applicable domestic or global ISS Proxy Voting Manual, as in effect at the time of voting.

     In the event the foregoing proxy voting guidelines do not address how a proxy should be voted, the proxy will be voted in accordance with ISS recommendations. In the event that ISS refrains from making a recommendation, the Compliance Officer, in consultation with the Adviser's analyst covering the subject security, shall vote the proxy consistent with the general principles of these Policies and Procedures and in the client's best interest; provided that the analyst and Compliance Officer determine that there is no material conflict of interest between the Adviser and the client or clients with respect to the voting of the proxy.

     There may be circumstances under which an analyst believes that it is in the best interest of a client or clients to vote proxies in a manner inconsistent with the proxy voting guidelines or in a manner inconsistent with ISS recommendations. When departing from these Policies and Procedures, the Adviser will maintain a record supporting such a vote. Upon receiving each proxy the Adviser will review the issues presented and make a decision to vote for, against or abstain on each of the issues presented in accordance with the proxy voting guidelines that it has adopted. The Adviser will consider information from a variety of sources in evaluating the issues presented in a proxy. The Adviser generally supports policies, plans and structures that it believes gives quality management teams appropriate latitude to run the business in a way that is likely to maximize value for owners. Conversely, the Adviser generally opposes proposals that clearly have the effect of restricting the ability of shareholders to realize the full potential value of their investment. The Adviser has hired ISS as its voting delegate. General guidelines indicate how proxies of various types should be voted. If the guidelines do not address how a proxy should be voted, the proxy will be voted in accordance with a third-party vendor's recommendations. When a circumstance arrives where the Adviser believes that it is in the best interest of a client or clients to vote proxies in a manner inconsistent with the guidelines or the third-party recommendations, the Adviser will maintain a record supporting such a vote.

CONFLICTS OF INTEREST

     The Adviser has obtained a copy of ISS Policies, Procedures and Practices regarding potential conflicts of interest that could arise in ISS proxy voting services to the Adviser as a result of business conducted by ISS. The Adviser believes that potential conflicts of interest by ISS are minimized by these Policies, Procedures and Practices.

         ISS will vote proxies in accordance with the proxy voting guidelines or as ISS recommends. The Adviser believes that this process is reasonably designed to address material conflicts of interest that may arise between the Adviser and a client as to how proxies are voted.

     In the unusual circumstance that (1) an analyst believes that it is in the best interest of a client or clients to vote proxies in a manner inconsistent with the proxy voting guidelines described in Section III or in a manner inconsistent with ISS recommendations, or (2) the proxy voting guidelines described in Section III do not address how a proxy should be voted and ISS refrains from making a recommendation as to how such proxy should be voted, the relevant analyst and Compliance Officer will review the proxy and assess the extent to which there may be a material conflict of interest between the Adviser and the client or clients.

     In the event that the analyst and Compliance Officer determine that the voting of the proxy presents a material conflict of interest between the Adviser and the client or clients, the Adviser shall: (i) in cases where ISS had made a recommendation, take no further action, in which case ISS shall vote such proxy in accordance with the proxy voting guidelines or as ISS recommends; (ii) disclose such conflict to the client or clients and obtain written direction from the client as to how to vote the proxy; (iii) suggest that the client or clients engage another party to determine how to vote the proxy; or (iv) engage another independent third party to determine how to vote the proxy. When material conflicts exist, shares must be voted in the best interest of shareholders.

MORE INFORMATION

     The actual voting records relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge, upon request by calling toll-free, (800) 688-LKCM or by accessing the SEC's website at www.sec.gov. In addition, a copy of the Funds' proxy voting policies and procedures are currently available by calling (800) 688-LKCM and will be sent within three business days of receipt of a request.

                               INVESTMENT ADVISER

     The manager of the Funds is Luther King Capital Management Corporation (the "Adviser"). The Adviser is controlled by J. Luther King, Jr. Mr. King is the President, Chief Executive and Manager of the Trust. Under an Investment Advisory Agreement (the "Agreement") with the Funds, the Adviser manages the investment and reinvestment of the Funds' assets, subject to the control and supervision of the Board of Trustees of the Trust. The Adviser is responsible for making investment decisions for the Funds and for placing the Funds' purchase and sale orders. Under the Agreement, the Funds pay the Adviser an advisory fee calculated by applying a quarterly rate, equal on an annual basis to the following numbers shown as a percentage of average daily net assets for the quarter. However, until further notice, the Adviser has voluntarily agreed to waive its advisory fees and reimburse expenses to the extent necessary to keep the total annual operating expenses of the Funds from exceeding their respective caps as shown in the table below.

                                              Advisory Fee       Cap
                                              ------------       ---
LKCM Aquinas Value Fund                          0.90%          1.50%
LKCM Aquinas Growth Fund                         0.90%          1.50%
LKCM Aquinas Small Cap Fund                      1.00%          1.50%
LKCM Aquinas Fixed Income Fund                   0.60%          0.80%

BOARD CONSIDERATIONS OF ADVISORY AGREEMENT

The Board considered the approval of the Advisory Agreement at a meeting held on March 10, 2005. The Board, including the independent Trustees, considered information provided by the Adviser in response to a request by legal counsel to the Trust and its independent Trustees. In this connection, the Trustees considered, among other matters, the following information:

     1. A description of the principal activities, personnel, services to be provided to the Funds;
     2. Any anticipated economies of scale in relation to the services it provides to the Funds, if available;
     3. A description of the proposed fees, cost analysis and proposed compensation of portfolio managers;
     4. A comparison of the proposed fees with similar funds;
     5. An evaluation of any other benefits to the Adviser or the Funds as a result of their relationship;
     6. Information regarding the Adviser's code of ethics, insider trading policy, proxy voting procedures, and disaster recovery plan, including a description of any material changes thereto

     In addition, the Trustees considered a detailed memorandum from its legal counsel regarding the Trustees' fiduciary duties in considering the approval of the Advisory Agreement.

     In determining whether to approve the advisory agreement with the Adviser, the Trustees considered the best interests of each Fund separately In each instance, the Trustees considered, among other things, the following factors:
(1) the nature and quality of the services provided; (2) the investment performance of similar funds, if available, managed by the Adviser; (3) the Adviser's costs for providing the services and the profitability of the business to the Adviser.

     The Trustees considered the proposed services for the Funds, including how the portfolio managers would pursue each Fund's investment objective. The Trustees considered the Adviser's strategies for equity and fixed income investing and, its procedures to screen and monitor companies to satisfy the Funds' investment philosophy. In addition, the Trustees considered the Adviser's history managing other accounts, the Adviser's compliance efforts and the expected addition of a marketing team. Accordingly, the Trustees determined that the Adviser would provide high-quality services under the Agreement and has the potential to attract new investments, both of which would benefit the Funds and their investors. The Trustees did not consider economies of scale because the Adviser represented that it would be operating the Funds at a loss until they obtained a larger asset base.

ADDITIONAL CONSIDERATIONS FOR SMALL CAP FUND

     In considering the approval of the Advisory Agreement as it relates to the Small Cap Fund, the Trustees considered the following additional factors: (1) the Adviser's performance managing a similar fund exceeded the fund's benchmarks for the one-, five- and ten-year periods ended December 31, 2004; (2) the Adviser's small cap composite gross of fees outperformed the Russell 2000 Index over short- and long-term time periods; (3) although the proposed advisory fee would be higher than the average fee for similar funds tracked by Lipper, Inc. ("Lipper"), the Fund's total expense ratio (after the voluntary cap) would be less than the Lipper peer group; (4) the proposed advisory fee is higher than a similar fund managed by the Adviser; and (5) the growing name recognition of the Adviser's other Funds, particularly the LKCM Small Cap Equity Fund, among institutional investors.

     Accordingly, the Trustees determined that the Small Cap Fund likely would benefit from its relationship with the Adviser. The Trustees determined that the Adviser's experience and performance record managing similar accounts would be advantageous to the Small Cap Fund and its shareholders. The Trustees also determined that the proposed fees were reasonable relative to industry averages and in light of the increased responsibility of the Adviser to proactively monitor the Fund's portfolio to assure consistency with its investment philosophy. The Trustees further concluded that the Fund had potential to attract growth in assets due to the Adviser's name recognition.

ADDITIONAL CONSIDERATIONS FOR GROWTH FUND

     In considering the approval of the Advisory Agreement as it relates to the Growth Fund, the Trustees considered the following additional factors: (1) the Adviser's favorable performance for the three- and five-year periods ended December 31, 2004 relative to the S&P 500 Index managing an equity fund; (2) although the proposed advisory fee would be higher than the average fee for similar funds tracked by Lipper, the Fund's total expense ratio (after the voluntary cap) would be less than the Lipper peer group; (3) the proposed advisory fee is higher than a similar fund managed by the Adviser; (4) the growing name recognition of the Adviser's other Funds among institutional investors.

     Accordingly, the Trustees determined that the Growth Fund likely would benefit from its relationship with the Adviser. The Trustees determined that the Adviser has substantial experience managing equity portfolios and an established track record, which could be advantageous to investors in the Growth Fund and its shareholders. The Trustees determined that the fees were reasonable relative to industry averages and in light of the increased responsibility of the Adviser to proactively monitor the Fund's portfolio to assure consistency with its investment philosophy. The Trustees further determined that the Fund had potential to attract growth in assets due to the Adviser's name recognition.

ADDITIONAL CONSIDERATIONS FOR VALUE FUND

     In considering the approval of the Advisory Agreement as it relates to the Value Fund, the Trustees considered the following additional factors: (1) although the proposed advisory fee would be higher than the average fee for similar funds tracked by Lipper, the Fund's total expense ratio (after the voluntary cap) would be less than the Lipper peer group; (2) the proposed advisory fee is higher than a similar fund managed by the Adviser; and (3) the growing name recognition of the Adviser's other Funds among institutional investors.

     Accordingly, the Trustees determined that the Value Fund likely would benefit from its relationship with the Adviser. Since the Adviser has not managed a comparable value style portfolio, the Trustees did not consider any prior performance. However, the Trustees did consider that the Adviser has experience selecting undervalued stocks for other equity portfolios and, thus, concluded that this experience may positively impact the Value Fund and its shareholders. Also, the Trustees determined that the fees were reasonable relative to industry averages and in light of the increased responsibility of the Adviser to proactively monitor the Fund's portfolio to assure consistency with its investment philosophy. The Trustees further determined that the Fund had potential to attract growth in assets due to the Adviser's name recognition.

ADDITIONAL CONSIDERATIONS FOR FIXED INCOME FUND

     In considering the approval of the Advisory Agreement as it relates to the Fixed Income Fund, the Trustees considered the following additional factors: (1) the Adviser's performance managing a similar fund underperformed that fund's benchmark index for time periods ended December 31, 2004 due to that fund's duration being below the benchmark in anticipation of rising interest rates according to the Adviser; (2) although the proposed advisory fee would be higher than the average fee for similar funds tracked by Lipper, the Fund's total expense ratio (after the voluntary cap) would be less than the Lipper peer group; (3) the proposed advisory fee is higher than a similar fund managed by the Adviser and (4) the growing name recognition of the Adviser's other Funds, including the LKCM Fixed Income Fund among the Adviser's other clients.

     Accordingly, the Trustees determined that the Fixed Income Fund likely would benefit from its relationship with the Adviser. The Trustees determined that the Adviser's experience managing a similar fund could be advantageous to the Fixed Income Fund. The Trustees determined that the fees were reasonable relative to industry averages and in light of the increased responsibility of the Adviser to proactively monitor the Fund's portfolio to assure consistency with its investment philosophy. The Trustees also determined the Fund had potential to attract growth in assets due to the Adviser's name recognition.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

     The Agreement authorizes the Adviser to select the brokers or dealers that will execute the purchases and sales of investment securities for the Funds and directs the Adviser to use its best efforts to obtain the best execution with respect to all transactions for the Funds. As permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended, the Adviser may cause the Funds to pay higher commission rates than the lowest available when the Adviser believes it is reasonable to do so in light of the value of the research services provided by the broker effecting the transaction. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to the Adviser in advising various clients, including the Funds, although not all of these services are necessarily useful and of value in managing the Funds.

     It is not the Adviser's practice to allocate brokerage or principal business on the basis of sales of shares that may be made through intermediary brokers or dealers. However, the Adviser may place orders with qualified broker-dealers who recommend the Funds or who act as agents in the purchase of shares of the Funds for their clients. The Adviser does not have an affiliated broker, therefore it has not performed any affiliated brokerage transactions.

     Some securities considered for investment by the Funds may also be appropriate for other clients served by the Adviser. If purchases or sales of securities consistent with the investment policies of the Funds and one or more of these other clients serviced by the Adviser is considered at or about the same time, transactions in such securities will be allocated among the Funds and clients in a manner deemed fair and reasonable by the Adviser.

                               PORTFOLIO MANAGERS

     The portfolio managers listed below have responsibility for the day-to-day management of accounts for the Funds. The information listed below is as of December 31, 2004.


-------------------------------------------------------------------------------------------------------------------------
                  NUMBER OF OTHER ACCOUNTS MANAGED AND                      NUMBER  OF  ACCOUNTS  AND  ASSETS  FOR WHICH
                         ASSETS BY ACCOUNT TYPE                             ADVISORY FEE IS PERFORMANCE BASED
-------------------------------------------------------------------------------------------------------------------------
                    Registered        Other Pooled         Other              Registered    Other Pooled       Other
                    Investment         Investment         Accounts            Investment     Investment      Accounts
                     Companies          Vehicles                              Companies       Vehicles
-------------------------------------------------------------------------------------------------------------------------

J. Luther                8                  1                  142               N/A             N/A            N/A
King, Jr.          $640,627,092       $170,253,920       $2,035,326,711
-------------------------------------------------------------------------------------------------------------------------
Paul W.                  5                 N/A                 147               N/A             N/A            N/A
Greenwell          $192,135,324                           $636,958,443
-------------------------------------------------------------------------------------------------------------------------
Steven R.                3                 N/A                  6                N/A             N/A            N/A
Purvis             $402,247,983                            $60,135,814
-------------------------------------------------------------------------------------------------------------------------
Joan M.                  2                 N/A                 10                N/A             N/A            N/A
Maynard            $139,429,268                            $50,138,988
-------------------------------------------------------------------------------------------------------------------------
James B.                 1                 N/A                 72                N/A             N/A            N/A
Oser                $58,434,032                           $142,495,850
-------------------------------------------------------------------------------------------------------------------------
Mark L.                  2                 N/A                 31                N/A             N/A            N/A
Johnson            $139,429,268                            $17,335,039
-------------------------------------------------------------------------------------------------------------------------

CONFLICTS OF INTEREST

     The portfolio managers are responsible for managing the Funds and other accounts, including employee benefit plans, pension plans, endowments and high-net worth individuals. These accounts may have investment objectives, strategies and risk profiles that differ from those of the Funds. The portfolio managers make investment decisions for each account based on its policies, practices and other relevant considerations. Consequently, the portfolio managers may purchase or sell securities at the same or different times for one account and not another account or a Fund, which may affect the performance of that security across accounts. A portfolio manager may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of a Fund, or make investment decisions that are similar to those made for a Fund, both of which have the potential to adversely impact a Fund depending on market conditions. The Adviser's goal is to meet its fiduciary obligations to treat all clients fairly and provide high quality investment services to all its clients. Thus, the Adviser has developed a variety of policies and procedures reasonably designed to mitigate these conflicts.

COMPENSATION

     As an independent firm, the Adviser has full control over its compensation structure. The Adviser seeks to maintain a compensation program that is competitively positioned to attract and retain high-caliber investment professionals. Each member of the professional staff is provided a salary. They also are eligible to participate in the Adviser's profit sharing plan. The majority of compensation is derived from bonuses, which is discretionary and based on individual merit as well as success of the Adviser in any given year. Criteria for individual bonuses include stock selection, investment performance, and portfolio management. There is no standard formula or method for determining bonuses and the factors considered for bonuses vary by individual.

OWNERSHIP OF SECURITIES


-------------------------------------------------------------------------------------------------------------------------
                          Small Cap Fund         Growth Fund             Value Fund             Fixed Income Fund
-------------------------------------------------------------------------------------------------------------------------

J. Luther King,           None                   None                    None                   None
Jr.
-------------------------------------------------------------------------------------------------------------------------
Paul W.                   None                   None                    None                   None
Greenwell
-------------------------------------------------------------------------------------------------------------------------
Steven R. Purvis          None                   None                    None                   None
-------------------------------------------------------------------------------------------------------------------------
Joan M.                   None                   None                    None                   None
Maynard
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
James B. Orser            None                   None                    None                   None
-------------------------------------------------------------------------------------------------------------------------
Mark L. Johnson           None                   None                    None                   None
-------------------------------------------------------------------------------------------------------------------------

                               PORTFOLIO TURNOVER

     Although the Funds generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Adviser, investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of long-term portfolio securities for the fiscal year by (2) the monthly average of the value of long-term portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in a Fund's portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions.

                                    CUSTODIAN

     As custodian of the Funds' assets, U.S. Bank, N.A., 425 Walnut Street, Cincinnati, OH 45202, has custody of all securities and cash of the Funds, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments, and performs other duties, all as directed by the officers of the Trust.

                                  ADMINISTRATOR

     Pursuant to a Fund Administration Agreement, U.S. Bancorp Fund Services, LLC ("USBFS"), 615 East Michigan Street, Milwaukee, Wisconsin 53202, provides each Fund with administrative services pursuant to a Fund Administration
Agreement. The services under this Agreement are subject to the supervision of the Board of Trustees of the Trust and officers, and include day-to-day administration of matters necessary to the Funds' operations, maintenance of their records, preparation of reports, compliance testing of the Funds' activities, and preparation of periodic updates of the registration statement under federal and state laws. For administration services, USBFS receives from each Fund a fee, calculated daily and paid monthly.


                 Fee for first $200    Next $500 million of  Average daily net
                 million of average     average daily net  assets in excess of
                  daily net assets           assets            $700 million
                 ---------------------------------------------------------------
Small Cap Fund        0.080%                0.070%               0.050%
Growth Fund           0.080%                0.070%               0.050%
Value Fund            0.080%                0.070%               0.050%
Fixed Income Fund     0.080%                0.070%               0.050%


          TRANSFER AGENT, DIVIDEND-DISBURSING AGENT AND FUND ACCOUNTANT


     USBFS  acts  as  transfer  agent,   dividend-disbursing   agent,  and  fund
accountant for the Funds.

                                   DISTRIBUTOR

     Quasar Distributors, LLC (the "Distributor"), 615 E Michigan Street, Milwaukee, Wisconsin 53202, a registered broker-dealer and member of the National Association of Securities Dealers, Inc., distributes the Funds' shares. Jacqui Brownfield, an employee of the Adviser and an officer of the Trust, Paul Greenwell, a Vice President of the Trust, David Dowler, Vince Melashenko and Jim Orser, employees of the Adviser, are registered representatives of the Distributor. The Distributor uses its best efforts to distribute the Funds' shares, which shares are offered for sale by the Funds continuously at net asset value per share without the imposition of a sales charge. The Adviser pays all of the compensation owed to the Distributor. No compensation to the Distributor is paid by the Funds.

                                DISTRIBUTION PLAN

     The Board has adopted the Adviser Class Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan"). Pursuant to this Plan, each Fund can pay up to an aggregate maximum of 1.00% per annum of its average daily net assets for actual expenses incurred in the distribution and promotion of its shares, including, but not limited to, the printing of Prospectuses, Statements of Additional Information, reports used for sales purposes, advertisements, expenses of preparation and printing of sales literature, and other distribution-related expenses. The Board of Trustees has authorized payments under the Plan at an annual rate of 0.25% of each Fund's average daily net assets, except for the Fixed Income Fund.

     Administration of the Plan is regulated by Rule 12b-1 under the 1940 Act, which requires that the Board receive and review at least quarterly reports concerning the amount and purpose of expenses which are made, that the Board, including a majority of the Independent Trustees, approve all agreements implementing the Plan, and that the Plan may be continued from year-to-year only if the Board, including a majority of the Independent Trustees, concludes at least annually that continuation of the Plan is likely to benefit shareholders.

Interests of Certain Persons
----------------------------

     With the exception of the Adviser, in its capacity as the Funds' investment adviser, no "interested person" of the Funds, as defined in the 1940 Act, and no trustee of the Trust who is not an "interested person" has or had a direct or indirect financial interest in the Plan or any related agreement.

                                 CODE OF ETHICS

     The Trust and the Adviser have each adopted a written Code of Ethics. The Code of Ethics governs the personal securities transactions of trustees, directors, officers and employees who may have access to current trading information of the Funds. The Code permits such persons to invest in securities for their personal accounts, including securities that may be purchased or held by the Funds. The Code includes reporting and other obligations to monitor personal transactions and ensure that such transactions are consistent with the best interest of the Funds.

                         PURCHASE AND PRICING OF SHARES

PURCHASE OF SHARES

     PURCHASING SHARES WITH LIQUID SECURITIES. Certain clients of the Adviser may, subject to the approval of the Trust, purchase shares of the Funds with liquid securities that are eligible for purchase by a Fund (consistent with the Fund's investment policies and restrictions) and that have a value that is readily ascertainable (and not established only by evaluation procedures) as evidenced by a listing on the American Stock Exchange, the New York Stock Exchange or The Nasdaq Stock Market. These transactions will be effected only if the Adviser intends to retain the security in the Funds as an investment. Assets so purchased by the Funds will be valued in generally the same manner as they would be valued for purposes of pricing a Fund's shares, if such assets were included in the Fund's assets at the time of purchase.

     AUTOMATIC INVESTMENT PROGRAM. The Automatic Investment Program permits investors who own shares of a Fund with a value of $5,000 or more to purchase shares (minimum of $100 per transaction) at regular intervals selected by the investors. Provided the investor's financial institution allows automatic withdrawals, shares are purchased by transferring funds from an investor's checking or savings account. The financial institution must be a member of the Automatic Clearing House network. There is no charge for this service. A $25 fee will be charged by the Transfer Agent if there are insufficient funds in the investor's bank account at the time of the scheduled transaction. At the investor's option, the account designated will be debited in the specified amount, and shares will be purchased on a specified day or days of a month.

     The Automatic Investment Program is one means by which an investor may use "Dollar Cost Averaging" in making investments. Instead of trying to time market performance, a fixed dollar amount is invested in shares at predetermined intervals. This may help investors to reduce their average cost per share because the agreed upon fixed investment amount allows more shares to be purchased during periods of lower share prices and fewer shares during periods of higher prices. In order to be effective, Dollar Cost Averaging should usually be followed on a sustained, consistent basis. Investors should be aware, however, that shares bought using Dollar Cost Averaging are purchased without regard to their price on the day of investment or market trends. In addition, while investors may find Dollar Cost Averaging to be beneficial, it will not prevent a loss if an investor ultimately redeems his or her shares at a price that is lower than their purchase price.

     To establish the Automatic Investment Program, an investor must complete the appropriate sections of the Account Registration Form. Please call the Trust at 800-688-LKCM if you have questions. An investor may cancel his or her participation in this Program or change the amount of purchase at any time by notifying the Transfer Agent by telephone or in writing five days prior to the effective date of the next transaction. A request to change bank information for this program requires a signature guarantee. Notification will be effective three business days following receipt. The Trust may modify or terminate this privilege at any time or charge a service fee, although no such fee currently is contemplated. An investor may also implement the Dollar Cost Averaging method on his or her own initiative or through other entities.

PRICING OF SHARES

     Shares of the Funds are sold on a continual basis at the net asset value per share next computed following acceptance of an order by a Fund. A Fund's net asset value per share for the purpose of pricing purchase and redemption orders is determined as of the close of normal trading (generally 4:00 p.m. Eastern
Time) on each day the New York Stock Exchange is open for trading. The NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

     Securities listed on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Securities using the Nasdaq Stock Market will use the NASDAQ Official Closing Price (the " NOCP"). If an NOCP is not available for a security listed on the NASDAQ National Marker System, the security will be valued at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price. Price information on listed securities is taken from the exchange where the security is primarily traded. Options, futures, unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked price.

     Securities listed on a foreign exchange for which market quotations are readily available are valued at the latest quoted sales price available before the time when assets are valued. Quotations of foreign securities in foreign currency are converted to U.S. dollar equivalents using net foreign exchange quotations received from independent dealers at the time of valuation. Unlisted foreign securities are valued at fair value as determined in accordance with policies established by the Board of Trustees.

     Fixed-income securities (other than obligations having a maturity of 60 days or less) are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Fixed-income securities purchased with remaining maturities of 60 days or less are valued at amortized cost if it reflects fair value. In the event that amortized cost does not reflect market, market prices as determined above will be used. Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Trustees of the Trust.

PORTFOLIO HOLDINGS INFORMATION

     It is the policy of LKCM Funds to protect the confidentially of portfolio holdings and prevent the selective disclosure of non-public information concerning the Funds. No information concerning the portfolio holdings of the Funds may be disclosed to any person except as provided below.

          The Adviser and the Funds maintain portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. These portfolio holdings disclosure policies have been approved by the Board of Trustees of the Funds. Disclosure of the Funds' complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC's website at www.sec.gov. In addition, each Fund also makes available on the Funds' website a complete schedule of its portfolio holdings as of the last business day or each calendar quarter no sooner than 30 days following the end of such quarter. Information contained within Fund Fact Sheets (Top Ten Holdings; Sector Weightings; Turnover Rate: Composition; and Performance) is made publicly available on the website upon completion by Quasar, the Fund's Distributor (generally within 10-15 days after the close of the calendar quarter). The Funds believe that these third parties have legitimate objectives in requesting such portfolio holdings information. To prevent such parties from potentially misusing portfolio holdings information, the Funds will generally only disclose the Fund Fact Sheets and complete schedules of portfolio holdings as of the most recent calendar quarter, no earlier than 10 days and 30 days after the end of the calendar quarter, respectively.

          In addition, the Funds' service providers, including the administrator, custodian, legal counsel and auditors, may receive portfolio holdings information in connection with their services to the Funds. The Funds' service providers have a duty to keep nonpublic information about the Funds confidential based on existing laws and due to the nature of their roles with respect to the Funds. The Adviser or the Funds may distribute (or authorize the Funds' custodian or administrator to distribute) portfolio holdings information to rating and ranking agencies for a legitimate business purpose on a quarterly basis. This information is provided no earlier than 30 days after the end of a calendar quarter and no compensation is received by the Adviser or the Funds. The Fund's Chief Compliance Officer may waive certain of the requirements of this policy. The Funds' Board of Trustees and the Adviser may, on a case-by-case basis, impose additional restrictions on the dissemination of portfolio holdings information beyond those required by the Funds' policy.

     The Funds' Chief Compliance Officer will report any violations of these policies to the Funds' Board of Trustees on a quarterly basis. In no event shall the Adviser, its affiliates or employees, or the Funds receive any direct or indirect compensation in connection with the disclosure of information about the Funds' portfolio holdings.

     Any conflict between the interests of the shareholders and the interests of the Adviser, the Funds' principal distributor or any of its affiliates, will be reported to the Board, which will make a determination that is in the best interests of the shareholders.

EXCHANGES

     Each Fund may exchange shares for shares of another LKCM Fund.

                               REDEMPTIONS IN KIND


     The Trust has made an election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of (i) $250,000 or (ii) 1% of the net assets of a Fund at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC. Redemptions in excess of the above limits may be paid in whole or in part in investment securities or in cash, as the Trustees may deem advisable; however, payment will be made wholly in cash unless the Trustees believe that economic or market conditions exist which would make such a practice detrimental to the best interests of the applicable Fund. If redemptions are paid in investment securities the redeeming shareholders might incur brokerage expenses if they converted these securities to cash. Securities used to make such "in-kind" redemptions will be readily marketable. The method of valuing such securities will be the same as the method of valuing Fund securities described under "Pricing of Shares," and such valuation will be made as of the same time the redemption price is determined.

                                    TAXATION

TAXATION OF THE FUNDS

     Each Fund intends to continue to qualify annually for treatment as a "regulated investment company" under Subchapter M of the Code ("RIC") and, if so qualified, will not be liable for federal income tax to the extent it distributes net earnings and realized net gains to its shareholders on a timely basis. If a Fund fails to qualify for treatment as a RIC, it would be treated as a regular corporation for federal tax purposes. In that case, it would be subject to federal income tax, and any distributions that it made to its shareholders would be taxable as ordinary income (with no part treated as a capital gain distribution), except for the part of those dividends that is "qualified dividend income" (described in the Prospectuses), which is subject to a maximum federal income tax rate of 15%, to the extent of its earnings and profits and would not be deductible by it. This would increase the cost of investing in that Fund for shareholders and would make it more economical for shareholders to invest directly in securities held by that Fund instead of investing indirectly in those securities through the Fund.

     Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year ending on October 31 of that year, plus certain other amounts.

     Hedging strategies, such as entering into Forward Contracts and writing (selling) and purchasing options and futures contracts, involve complex rules that will determine for federal income tax purposes the amount, character and timing of recognition of the gains and losses a Fund realizes in connection therewith. Gain from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, futures and Forward Contracts a Fund derives with respect to its business of investing in securities or foreign currencies, will be treated as qualifying income under the income requirement to qualify as a RIC.

     Certain futures, foreign currency contracts and "nonequity" options (i.e., certain listed options, such as those on a "broad-based" securities index) in which all Funds may invest may be subject to section 1256 of the Code ("section 1256 contracts"). Any section 1256 contracts a Fund holds at the end of its taxable year generally must be "marked-to-market" (that is, treated as having been sold at that time for their fair market value) for federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss.
Section 1256 contracts also may be marked-to-market for purpose of the Excise Tax. These rules may operate to increase the amount that a Fund must distribute to satisfy the distribution requirement applicable to RICs ("Distribution Requirement") (i.e., with respect to the portion treated as short-term capital gain), which will be taxable to its shareholders as ordinary income, and to increase the net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) a Fund recognizes, without in either case increasing the cash available to the Fund. A Fund may elect to exclude certain transactions from the operation of section 1256, although doing so may have the effect of increasing the relative proportion of net short-term capital gain (taxable as ordinary income) and/or increasing the amount of dividends that must be distributed to meet the Distribution Requirement and avoid imposition of the Excise Tax.

     If a Fund has an "appreciated financial position" - generally, an interest (including an interest through an option, futures or Forward Contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis - and enters into a "constructive sale" of the position, the Fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or a futures or Forward Contract a Fund or a related person enters into with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction by a Fund during any taxable year that would otherwise be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).

     The Fixed Income Fund may acquire zero-coupon or other securities issued with original issue discount ("OID"). As a holder of those securities, a Fund must include in its gross income the OID that accrues on them during the taxable year, even if it receives no corresponding payment on them during the year. Because each Fund annually must distribute substantially all of its investment company taxable income, including any OID, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, it may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from a Fund's cash assets or from the proceeds of sales of its portfolio securities, if necessary. A Fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.

     INVESTMENTS IN FOREIGN SECURITIES. Dividends and interest a Fund receives, and gains it realizes, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions ("foreign taxes") that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

     The Funds may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests:

     (1) at least 75% of its gross income for the taxable year is passive or

     (2) an average of at least 50% of its assets produce, or are held for the production of, passive income.

     Under certain circumstances, a Fund will be subject to federal income tax on a portion of any "excess distribution" it receives on the stock of a PFIC or of any gain on disposition of the stock (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders. Fund distributions attributable to PFIC income will not be eligible for the 15% maximum federal income tax rate on "qualified dividend income" mentioned above.

     If a Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each year its pro rata share of the QEF's annual ordinary earnings and net capital gain -- which the Fund probably would have to distribute to its shareholders -- even if the QEF did not distribute those earnings and gain to the Fund. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

     Each  Fund  may  elect  to  "mark  to  market"   its  stock  in  any  PFIC.
"Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the stock over a Fund's adjusted basis therein as of the end of that year. Pursuant to the election, a Fund also may deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included in income by the Fund for prior taxable years under the election (and under regulations proposed in 1992 that provided a similar election with respect to the stock of certain PFICs). A Fund's adjusted basis in each PFIC's stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder.

     Gains or losses (1) from the disposition of foreign currencies, including Forward Contracts, (2) on the disposition of a debt security denominated in a foreign currency that are attributable to fluctuations in the value of the foreign currency between the dates of acquisition and disposition of the security and (3) that are attributable to exchange rate fluctuations between the time a Fund accrues interest, dividends or other receivables or expenses or other liabilities denominated in a foreign currency and the time it actually collects the receivables or pays the liabilities, generally are treated as ordinary income or loss. These gains or losses will increase or decrease the amount of investment company taxable income available to a Fund for distribution to its shareholders as ordinary income, rather than increasing or decreasing the amount of its net capital gain.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     PricewaterhouseCoopers LLP, 100 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, serves as the Funds' independent registered public accounting firm, whose services include examination of the Funds' financial statements and the performance of other related audit and tax services

                              FINANCIAL HIGHLIGHTS

     Each Fund is newly organized and has no performance history or operations of its own. Financial information for each series of the Aquinas Funds is included in the most recent Annual Report to Shareholders, which is incorporated by reference into this SAI.

                                   APPENDIX A

DESCRIPTION OF BOND RATINGS

     Excerpts from Moody's Investors Service, Inc. Corporate Bond Ratings:

     AAA: judged to be the best quality; carry the smallest degree of investment risk; AA: judged to be of high quality by all standards; A: possess many favorable investment attributes and are to be considered as higher medium grade obligations; BAA: considered as lower medium grade obligations, i.e., they are neither highly protected nor poorly secured; BA, B: protection of interest and principal payments is questionable.

     CAA: Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. CA: Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings. C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Note: Moody's may apply numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

     Excerpts from Standard & Poor's Corporation Corporate Bond Ratings:

     AAA: highest grade obligations; possess the ultimate degree of protection as to principal and interest; AA: also qualify as high grade obligations, and in the majority of instances differs from AAA issues only in small degree; A: regarded as upper medium grade; have considerable investment strength but are not entirely free from adverse effects of changes in economic and trade conditions. Interest and principal are regarded as safe; BBB: regarded as borderline between definitely sound obligations and those where the speculative element begins to predominate; this group is the lowest which qualifies for commercial bank investments.

     BB, B, CCC, CC, C: Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
CI: The rating CI is reserved for income bonds on which no interest is being paid. D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

     Plus(+) or Minus(-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     Excerpts from Fitch IBCA, Duff & Phelps Corporate Bond Ratings:

     AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

     AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short term debt of these issuers is generally rated "-,+".

     A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

     BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

     BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

     B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

     CCC:  Bonds  have  certain  identifiable   characteristics  which,  if  not
remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

     CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

     C: Bonds are in imminent default in payment of interest or principal.

     DDD, DD, AND D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on the these bonds, and "D" represents the lowest potential for recovery.

     PLUS (+) MINUS(-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "DDD", "DD", or "D" categories.

                                   LKCM FUNDS
                                    FORM N-14

                                     PART C

                                OTHER INFORMATION



Item 15.    Indemnification.
--------    ----------------

            Reference is made to Article VI of the Registrant's Declaration of Trust, incorporated by reference as Exhibit 1 hereto. Registrant hereby also makes the undertaking consistent with Rule 484 under the Securities Act of 1933, as amended.

            Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provision, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 16.    Exhibits.
--------    ---------

                                  Description
                                  -----------

(1)          Agreement  and  Declaration  of Trust(1)

             (i) Amended  Agreement and Declaration of Trust(2)

(2)          By-Laws(1) (ii) Amended By-Laws(2)

(3)          None

(4) Form of Agreement and Plan of Conversion and Termination - filed as Exhibit A to the Combined Proxy Statement and Prospectus

(5)          Instruments Defining Rights of Holders(1)(2)

                                  Description
                                  -----------

(6)          Investment Advisory Agreement dated June 21, 1994(1)

             (i) Fee Schedule to the Investment Advisory Agreement between LKCM Funds and Luther King Capital Management Corporation for the Small Cap Equity Fund dated June 21, 1994(1)

             (ii) Fee Schedule to the Investment Advisory Agreement between LKCM Funds and Luther King Capital Management Corporation for the LKCM Equity Fund dated December 5, 1995(1)

             (iii) Fee Schedule to the Investment Advisory Agreement between LKCM Funds and Luther King Capital Management Corporation for the LKCM Balanced Fund dated December 30, 1997(3)

             (iv) Fee Schedule to the Investment Advisory Agreement between LKCM Funds and Luther King Capital Management Corporation for the LKCM Fixed Income Fund dated December 30, 1997(3)

             (v) Fee Schedule to the Investment Advisory Agreement between LKCM Funds and Luther King Capital Management for the LKCM International Fund dated December 30, 1997(3)

             (vi) Amended Fee Schedule to the Investment Advisory Agreement between LKCM Funds and Luther King Capital Management for the LKCM International Fund(2)

             (vii) Fee Schedule to the Investment Advisory Agreement between LKCM Funds and Luther King Capital Management for the LKCM Funds - to be filed

(7)          Distribution Agreement between LKCM Funds and Quasar Distributors,
             LLC(4)

             (i) Amendment to Distribution Agreement(5)

             (ii) Amendment to Distribution Agreement - to be filed

(8)          None

(9) Custodian Servicing Agreement between LKCM Funds and Firstar Bank, N.A. dated September 10, 1997(1)

             (i) Fee Schedule to the Custodian Servicing Agreement with respect to the LKCM Balanced Fund and LKCM Fixed Income Fund dated December 30, 1997(3)

             (ii) Global Custody  Agreement  between The Chase  Manhattan  Bank,
             Firstar   Bank,   N.A.   and  LKCM  Fund  on  behalf  of  its  LKCM
             International Fund dated December 31, 1997(3)

             (iii) Custodian Agreement between LCKM Funds and SEI(4)

             (iv) Amendment to the Custodian Servicing Agreement - to be filed

                                  Description
                                  -----------

(10)         LKCM Fund Distribution Plan

             (i) LKCM Fund Distribution Plan(1)

             (ii) LKCM Fund Distribution Plan for Adviser Class(5)

             (iii) Amended LKCM Fund Distribution Plan - to be filed

             (iv) Rule 18f-3  Multiple Class Plan(5)

(11)         Opinion and Consent of Counsel - to be filed

(12)         Tax Opinion - to be filed

(13)         Fund Administration Servicing Agreement between LKCM Funds and U.S.
             Bancorp Fund Services, LLC dated September 10, 1997(1)

             (i) Fee Schedule to the Fund Administration Servicing Agreement with respect to the LKCM Balanced Fund and LKCM Fixed Income Fund dated December 30, 1997(3)

             (ii) Fee Schedule to the Fund Administration Servicing Agreement with respect to the LKCM International Fund dated December 30, 1997(3)

             (iii) Sub-Administration Agreement among LKCM Funds, U.S. Bancorp Fund Services, LLC and SEI (6)

             (iv) Fund Accounting Servicing Agreement between LKCM Funds and U.S. Bancorp Fund Services, LLC dated September 10, 1997(1)

             (v) Fee Schedule to the Fund Accounting Servicing Agreement with respect to the LKCM Balanced Fund, LKCM Fixed Income Fund and LKCM International Fund dated December 30, 1997(3)

             (vi) Transfer Agent Servicing Agreement between LKCM Funds and U.S. Bancorp Fund Services dated September 10, 1997(1)

             (vii) Fee Schedule to the Transfer Agent Servicing Agreement with respect to the LKCM Balanced Fund, LKCM Fixed Income Fund and LKCM International Fund dated December 30, 1997(3)

             (viii) Master-Feeder Participation Agreement(2)

             (ix) Amendment to Transfer Agent Agreement(5)

             (x) Amendment to Fund Administration Servicing Agreement between LKCM Funds and U.S. Bancorp Fund Services, LLC - to be filed

             (xi) Amendment to Fund Accounting Servicing Agreement between LKCM Funds and U.S. Bancorp Fund Services, LLC - to be filed

             (xii) Amendment to Transfer Agent Servicing Agreement between LKCM Funds and U.S. Bancorp Fund Services, LLC - to be filed

(14)         None

(15)         Not Applicable

                                  Description
                                  -----------

(16)         Power of Attorney(4)

(17)         Other - Proxy Card - filed herewith

----------------------------------
       (1) Incorporated by reference from Post Effective Amendment No. 6 to the Registration Statement of the Trust, SEC File No. 33-75116, filed previously via EDGAR on October 14, 1997.

       (2) Incorporated by reference from Post Effective Amendment No. 14 to the Registration Statement of the Trust, SEC File No. 33-75116, filed previously via EDGAR on September 29, 2000.

       (3) Incorporated by reference from Post Effective Amendment No. 8 to the Registration Statement of the Trust, SEC File No. 33-75116, filed previously via EDGAR on February 27, 1998.

       (4) Incorporated by reference from Post-Effective Amendment No. 16 to the Registration Statement of the Trust, SEC File No. 33-75116, filed previously via EDGAR on April 30, 2002.

       (5) Incorporated by reference from Post-Effective Amendment No. 17 to the Registration Statement of the Trust, SEC File No. 33-75115, filed previously via EDGAR on February 28, 2003.

       (6) Incorporated by reference from Post-Effective Amendment No. 19 to the Registration Statement of the Trust, SEC File No. 33-75115, filed previously via EDGAR on April 29, 2004.


Item 17.          Undertakings.
--------          -------------

         (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act of 1933, as amended (the "1933 Act"), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

     As required by the Securities Act of 1933, as amended, this Registration Statement on Form N-14 has been signed on behalf of the Registrant, in the City of Fort Worth, and the State of Texas, on the 18th day of April 2005.


                                LKCM FUNDS

                                By:  /s/ Luther King, Jr.
                                    -----------------------------------
                                     J. Luther King, Jr.
                                     President

     As required by the Securities Act of 1933, as amended, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


Name                        Title                                Date
----                        -----                                ----

J. Luther King, Jr. *          Trustee, President and             April 18, 2005
---------------------          Chief Executive Officer
J. Luther King, Jr.

H. Kirk Downey *               Chairman                           April 18, 2005
----------------
H. Kirk Downey

Earle A. Shields, Jr. *        Trustee                            April 18, 2005
-----------------------
Earle A. Shields, Jr.

/s/ Jacqui Brownfield          Vice President, Treasurer          April 18, 2005
----------------------------   and Secretary
Jacqui Brownfield


*/s/ Joseph C. Neuberger
-------------------------------
By Joseph C. Neuberger,
Attorney-in-fact pursuant to the Power of Attorney incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement of LKCM Funds, SEC File No. 33-75116, filed previously via EDGAR on April 30, 2002.

                                   LKCM FUNDS
                                  EXHIBIT INDEX


Exhibit
Number                        Description
------                        -----------

(17)(a)                       Proxy Card

(17)(b)                       Aquinas Funds Prospectus

(17)(c)                       Aquinas Funds Statement of Additional Information

(17)(d)                       Aquinas Funds Annual Report